UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Annual Report

July 31, 2023

One Choice® Blend+ 2015 Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAFX)	Investor Class (AADHX)
I Class (AAAHX)	I Class (AADJX)
A Class (AAAJX)	A Class (AADKX)
R Class (AAAKX)	R Class (AADLX)
R6 Class (AAALX)	R6 Class (AADMX)
One Choice® Blend+ 2020 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio
Investor Class (AACSX)
I Class (AACUX)
A Class (AACVX)
R Class (AACWX)
R6 Class (AACZX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Stocks Rallied Despite Ongoing Challenges

After delivering modest gains early in the fiscal year, global stocks—most notably U.S. stocks—rallied through the first seven months of 2023. This bounce back, which occurred despite ongoing volatility and rising interest rates, led to strong 12-month performance for most broad stock indices. Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign largely fueled the optimism.

Inflation’s steady slowdown, mounting recession worries and a series of U.S. regional bank failures prompted investors to regularly recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, the Fed and its developed markets peers continued to raise rates through period-end.

In June, the Fed bucked the trend of developed markets central banks and paused after 10 consecutive rate hikes. But the break was short-lived. The central bank resumed its tightening campaign in July, raising rates another quarter point to a range of 5.25% to 5.5%, a 22-year high. Citing still-higher-than-target inflation and still-strong economic data, policymakers left their tightening options open. Inflation remained even higher in the eurozone and the U.K., prompting central bankers there to steadily raise interest rates.

Despite the inflation and rate backdrops, better-than-expected corporate earnings helped the S&P 500 Index return 21% for the seven months ended July 31, 2023. For the 12-month period, the S&P 500 Index returned 13%. Global and style-focused stock index returns were even stronger. Meanwhile, amid high inflation and central bank tightening, government bond yields surged, and global and U.S. bond returns declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2015 Portfolio
Investor Class	AAAFX	2.78%	-0.52%	3/10/21
S&P Target Date 2015 Index	—	4.17%	0.57%	—
I Class	AAAHX	2.87%	-0.37%	3/10/21
A Class	AAAJX			3/10/21
No sales charge		2.41%	-0.80%
With sales charge		-3.48%	-3.22%
R Class	AAAKX	2.15%	-1.07%	3/10/21
R6 Class	AAALX	3.03%	-0.21%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2020 Portfolio
Investor Class	AAAMX	2.87%	-0.33%	3/10/21
S&P Target Date To 2020 Index	—	3.53%	0.30%	—
I Class	AAAOX	3.08%	-0.17%	3/10/21
A Class	AABEX			3/10/21
No sales charge		2.61%	-0.61%
With sales charge		-3.29%	-3.04%
R Class	AABGX	2.35%	-0.88%	3/10/21
R6 Class	AABHX	3.23%	-0.02%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2025 Portfolio
Investor Class	AABJX	3.72%	-0.37%	3/10/21
S&P Target Date To 2025 Index	—	5.16%	1.03%	—
I Class	AABKX	3.93%	-0.17%	3/10/21
A Class	AABQX			3/10/21
No sales charge		3.58%	-0.60%
With sales charge		-2.38%	-3.03%
R Class	AABRX	3.20%	-0.88%	3/10/21
R6 Class	AABVX	4.09%	-0.01%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2030 Portfolio
Investor Class	AABWX	5.04%	-0.12%	3/10/21
S&P Target Date To 2030 Index	—	6.68%	1.75%	—
I Class	AAEWX	5.14%	0.07%	3/10/21
A Class	AABZX			3/10/21
No sales charge		4.78%	-0.36%
With sales charge		-1.24%	-2.79%
R Class	AACHX	4.41%	-0.63%	3/10/21
R6 Class	AACJX	5.41%	0.23%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2035 Portfolio
Investor Class	AACKX	6.18%	0.00%	3/10/21
S&P Target Date To 2035 Index	—	8.22%	2.51%	—
I Class	AACLX	6.39%	0.19%	3/10/21
A Class	AACMX			3/10/21
No sales charge		6.03%	-0.24%
With sales charge		-0.06%	-2.68%
R Class	AACPX	5.66%	-0.52%	3/10/21
R6 Class	AACQX	6.55%	0.35%	3/10/21
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2040 Portfolio
Investor Class	AACSX	7.33%	0.37%	3/10/21
S&P Target Date To 2040 Index	—	9.69%	3.14%	—
I Class	AACUX	7.54%	0.57%	3/10/21
A Class	AACVX			3/10/21
No sales charge		7.07%	0.09%
With sales charge		0.91%	-2.35%
R Class	AACWX	6.80%	-0.14%	3/10/21
R6 Class	AACZX	7.70%	0.73%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2045 Portfolio
Investor Class	AADHX	8.47%	0.84%	3/10/21
S&P Target Date To 2045 Index	—	11.07%	3.74%	—
I Class	AADJX	8.69%	1.04%	3/10/21
A Class	AADKX			3/10/21
No sales charge		8.10%	0.56%
With sales charge		1.88%	-1.90%
R Class	AADLX	7.83%	0.32%	3/10/21
R6 Class	AADMX	8.74%	1.15%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2050 Portfolio
Investor Class	AADNX	9.20%	1.19%	3/10/21
S&P Target Date To 2050 Index	—	11.71%	3.97%	—
I Class	AADOX	9.42%	1.39%	3/10/21
A Class	AADPX			3/10/21
No sales charge		8.93%	0.95%
With sales charge		2.67%	-1.52%
R Class	AADQX	8.67%	0.67%	3/10/21
R6 Class	AADUX	9.58%	1.54%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2055 Portfolio
Investor Class	AADVX	9.69%	1.40%	3/10/21
S&P Target Date To 2055 Index	—	11.80%	4.05%	—
I Class	AADWX	9.90%	1.59%	3/10/21
A Class	AADZX			3/10/21
No sales charge		9.54%	1.16%
With sales charge		3.24%	-1.31%
R Class	AAEDX	9.16%	0.88%	3/10/21
R6 Class	AAEEX	10.17%	1.80%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2060 Portfolio
Investor Class	AAEFX	10.08%	1.55%	3/10/21
S&P Target Date To 2060 Index	—	12.01%	4.12%	—
I Class	AAEGX	10.18%	1.71%	3/10/21
A Class	AAEHX			3/10/21
No sales charge		9.71%	1.23%
With sales charge		3.40%	-1.25%
R Class	AAEIX	9.43%	0.99%	3/10/21
R6 Class	AAEJX	10.46%	1.87%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice Blend+ 2065 Portfolio
Investor Class	AAEKX	10.06%	1.76%	3/10/21
S&P Target Date To 2065+ Index	—	12.03%	4.44%	—
I Class	AAELX	10.17%	1.92%	3/10/21
A Class	AAEOX			3/10/21
No sales charge		9.80%	1.48%
With sales charge		3.49%	-1.00%
R Class	AAEUX	9.53%	1.24%	3/10/21
R6 Class	AAEVX	10.33%	2.08%	3/10/21
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2015 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $9,876

S&P Target Date 2015 Index — $10,138

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice Blend+ 2020 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $9,922

S&P Target Date To 2020 Index — $10,071

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2025 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $9,913

S&P Target Date To 2025 Index — $10,249

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice Blend+ 2030 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $9,971

S&P Target Date To 2030 Index — $10,423

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2035 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $9,999

S&P Target Date To 2035 Index — $10,610

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice Blend+ 2040 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $10,089

S&P Target Date To 2040 Index — $10,767

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2045 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $10,201

S&P Target Date To 2045 Index — $10,918

Growth of $10,000 Over Life of One Choice Blend+ 2050 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $10,286

S&P Target Date To 2050 Index — $10,976

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2055 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $10,337

S&P Target Date To 2055 Index — $10,995

Growth of $10,000 Over Life of One Choice Blend+ 2060 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $10,375

S&P Target Date To 2060 Index — $11,013

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice Blend+ 2065 Portfolio — Investor Class
$10,000 investment made March 10, 2021
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $10,426

S&P Target Date To 2065+ Index — $11,094

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	R Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.60%	0.40%	0.85%	1.10%	0.25%
One Choice Blend+ 2020 Portfolio	0.60%	0.40%	0.85%	1.10%	0.25%
One Choice Blend+ 2025 Portfolio	0.60%	0.40%	0.85%	1.10%	0.25%
One Choice Blend+ 2030 Portfolio	0.59%	0.39%	0.84%	1.09%	0.24%
One Choice Blend+ 2035 Portfolio	0.59%	0.39%	0.84%	1.09%	0.24%
One Choice Blend+ 2040 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2045 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2050 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2055 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2060 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
One Choice Blend+ 2065 Portfolio	0.58%	0.38%	0.83%	1.08%	0.23%
The total annual fund operating expenses shown is as stated in the fund's prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Richard Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and Brian Garbe

John Donner left the management team and Brian Garbe joined during the reporting period.

Performance Summary

Each of the One Choice® Blend+ Portfolios (the Portfolios) gained in value during the fiscal year ended July 31, 2023, ranging from 2.78%* for the One Choice Blend+ 2015 Portfolio to 10.08% for the One Choice Blend+ 2060 Portfolio. See pages 3-19 for more detailed performance information. The period was characterized by a hawkish approach in U.S. Federal Reserve (Fed) policy that impacted rates, the economy and markets. As interest rates rose and economic growth slowed, global bonds lost value and global equity markets sold off initially before both reversed course later in the period.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Global stocks rose over the past 12 months. After falling sharply in the second half of 2022 due to rising inflation, the Fed’s interest rate increases and the ongoing war in Ukraine, stocks staged a strong rebound from October 2022 through period-end. They benefited as inflation eased, concerns about a possible recession faded and corporate earnings mostly beat consensus expectations. Bonds finished down, having declined substantially early in the 12-month period before rebounding early in 2023. Nevertheless, stronger-than-expected economic data and the debt ceiling crisis weighed on U.S. government bonds in particular.

Portfolio Information

Each One Choice Blend+ Portfolio is a fund of funds that invests in American Century Investments mutual funds and exchange-traded funds and Avantis Investors® mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio. A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and short-term investments until reaching its most conservative allocation approximately five years after the target date, when its target asset mix becomes fixed.

Portfolio Performance

The Portfolios gained in value against a shifting backdrop for financial markets. Virtually all equity holdings across the Portfolios delivered positive absolute returns, led by Non-U.S. Intrinsic Value Fund, International Value Fund, Growth Fund and Focused Dynamic Growth Fund. Global Real Estate Fund was the only equity holding with negative returns. On the bond side, several funds detracted on an absolute basis, most notably Inflation-Adjusted Bond Fund and Avantis Core Fixed Income Fund.

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See pages 3-13 for returns for all share classes.

Conversely, Emerging Markets Debt Fund and High Income Fund posted positive returns. Focused International Growth Fund and International Small-Mid Cap Fund underperformed their benchmarks by the widest margin, while Non-U.S. Intrinsic Value Fund and Avantis U.S. Small Cap Value Fund performed best on a relative basis.

Dynamic Risk Management Process

As of July 31, the long-term strategic glide path weightings in the in- and near-retirement vintages of the One Choice Blend+ Portfolios remained conservatively positioned. Specifically, equity allocations for 2015 through 2045 vintages were moderately underweight equities reflecting concerns over looming recession risks.

Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2023
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Domestic Fixed Income Funds	49.1%	48.2%	43.2%	36.2%
Domestic Equity Funds	27.3%	27.9%	31.5%	36.8%
International Fixed Income Funds	14.0%	13.9%	13.2%	11.9%
International Equity Funds	9.6%	10.0%	12.1%	15.1%
Other Assets and Liabilities	—	—	—	—

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Domestic Fixed Income Funds	28.9%	22.5%	16.6%	11.8%
Domestic Equity Funds	42.2%	47.2%	53.0%	57.4%
International Fixed Income Funds	10.3%	8.5%	6.2%	4.4%
International Equity Funds	18.6%	21.8%	24.2%	26.4%
Other Assets and Liabilities	—(1)	—	—	—

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Domestic Fixed Income Funds	9.1%	7.2%	7.2%
Domestic Equity Funds	59.9%	61.8%	61.7%
International Fixed Income Funds	3.4%	2.7%	2.7%
International Equity Funds	27.6%	28.3%	28.4%
Other Assets and Liabilities	—	—	—(1)
(1)Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice Blend+ 2015 Portfolio
Actual
Investor Class	$1,000	$1,025.10	$2.86	0.57%
I Class	$1,000	$1,025.10	$1.86	0.37%
A Class	$1,000	$1,022.90	$4.11	0.82%
R Class	$1,000	$1,021.80	$5.36	1.07%
R6 Class	$1,000	$1,026.20	$1.11	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
One Choice Blend+ 2020 Portfolio
Actual
Investor Class	$1,000	$1,025.00	$2.86	0.57%
I Class	$1,000	$1,025.00	$1.86	0.37%
A Class	$1,000	$1,023.90	$4.11	0.82%
R Class	$1,000	$1,021.80	$5.36	1.07%
R6 Class	$1,000	$1,026.10	$1.11	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
One Choice Blend+ 2025 Portfolio
Actual
Investor Class	$1,000	$1,029.70	$2.87	0.57%
I Class	$1,000	$1,030.80	$1.86	0.37%
A Class	$1,000	$1,028.60	$4.12	0.82%
R Class	$1,000	$1,026.40	$5.38	1.07%
R6 Class	$1,000	$1,031.90	$1.11	0.22%
Hypothetical
Investor Class	$1,000	$1,021.97	$2.86	0.57%
I Class	$1,000	$1,022.96	$1.86	0.37%
A Class	$1,000	$1,020.73	$4.11	0.82%
R Class	$1,000	$1,019.49	$5.36	1.07%
R6 Class	$1,000	$1,023.70	$1.10	0.22%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice Blend+ 2030 Portfolio
Actual
Investor Class	$1,000	$1,036.40	$2.93	0.58%
I Class	$1,000	$1,037.50	$1.92	0.38%
A Class	$1,000	$1,035.30	$4.19	0.83%
R Class	$1,000	$1,033.10	$5.44	1.08%
R6 Class	$1,000	$1,038.60	$1.16	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2035 Portfolio
Actual
Investor Class	$1,000	$1,042.10	$2.94	0.58%
I Class	$1,000	$1,043.20	$1.93	0.38%
A Class	$1,000	$1,041.00	$4.20	0.83%
R Class	$1,000	$1,038.80	$5.46	1.08%
R6 Class	$1,000	$1,044.30	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2040 Portfolio
Actual
Investor Class	$1,000	$1,047.40	$2.94	0.58%
I Class	$1,000	$1,048.50	$1.93	0.38%
A Class	$1,000	$1,045.20	$4.21	0.83%
R Class	$1,000	$1,044.10	$5.47	1.08%
R6 Class	$1,000	$1,049.60	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice Blend+ 2045 Portfolio
Actual
Investor Class	$1,000	$1,052.50	$2.95	0.58%
I Class	$1,000	$1,053.60	$1.93	0.38%
A Class	$1,000	$1,051.50	$4.22	0.83%
R Class	$1,000	$1,050.40	$5.49	1.08%
R6 Class	$1,000	$1,053.60	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2050 Portfolio
Actual
Investor Class	$1,000	$1,056.70	$2.96	0.58%
I Class	$1,000	$1,057.80	$1.94	0.38%
A Class	$1,000	$1,055.60	$4.23	0.83%
R Class	$1,000	$1,053.40	$5.50	1.08%
R6 Class	$1,000	$1,058.90	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2055 Portfolio
Actual
Investor Class	$1,000	$1,060.00	$2.96	0.58%
I Class	$1,000	$1,061.10	$1.94	0.38%
A Class	$1,000	$1,059.00	$4.24	0.83%
R Class	$1,000	$1,056.80	$5.51	1.08%
R6 Class	$1,000	$1,062.20	$1.18	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice Blend+ 2060 Portfolio
Actual
Investor Class	$1,000	$1,061.60	$2.96	0.58%
I Class	$1,000	$1,062.80	$1.94	0.38%
A Class	$1,000	$1,059.50	$4.24	0.83%
R Class	$1,000	$1,058.40	$5.51	1.08%
R6 Class	$1,000	$1,063.90	$1.18	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
One Choice Blend+ 2065 Portfolio
Actual
Investor Class	$1,000	$1,061.20	$2.96	0.58%
I Class	$1,000	$1,062.40	$1.94	0.38%
A Class	$1,000	$1,060.20	$4.24	0.83%
R Class	$1,000	$1,059.10	$5.51	1.08%
R6 Class	$1,000	$1,063.50	$1.18	0.23%
Hypothetical
Investor Class	$1,000	$1,021.92	$2.91	0.58%
I Class	$1,000	$1,022.91	$1.91	0.38%
A Class	$1,000	$1,020.68	$4.16	0.83%
R Class	$1,000	$1,019.44	$5.41	1.08%
R6 Class	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedules of Investments

JULY 31, 2023

One Choice Blend+ 2015 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 49.1%
Avantis Core Fixed Income Fund G Class	151,016	$1,257,963
Avantis Short-Term Fixed Income Fund G Class	30,852	286,926
High Income Fund G Class	21,216	176,730
Inflation-Adjusted Bond Fund G Class	21,491	226,944
Short Duration Inflation Protection Bond Fund G Class	28,287	285,980
		2,234,543
Domestic Equity Funds — 27.3%
American Century Low Volatility ETF	4,483	205,860
Avantis U.S. Equity Fund G Class	23,641	356,508
Avantis U.S. Small Cap Value Fund G Class	2,558	39,364
Focused Large Cap Value Fund G Class	27,810	280,046
Growth Fund G Class	4,752	233,137
Heritage Fund G Class(2)	748	18,798
Mid Cap Value Fund G Class	4,275	68,952
Small Cap Growth Fund G Class	1,783	36,694
		1,239,359
International Fixed Income Funds — 14.0%
Emerging Markets Debt Fund G Class	6,614	59,458
Global Bond Fund G Class	66,985	576,073
		635,531
International Equity Funds — 9.6%
Avantis International Equity Fund G Class	15,688	181,826
Focused International Growth Fund G Class	5,686	95,294
Global Real Estate Fund G Class	3,446	41,183
International Value Fund G Class	13,912	117,970
		436,273
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,577,910)		4,545,706
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$4,545,706

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2020 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 48.2%
Avantis Core Fixed Income Fund G Class	424,709	$3,537,826
Avantis Short-Term Fixed Income Fund G Class	75,349	700,742
High Income Fund G Class	65,911	549,034
Inflation-Adjusted Bond Fund G Class	58,777	620,685
Short Duration Inflation Protection Bond Fund G Class	73,456	742,639
		6,150,926
Domestic Equity Funds — 27.9%
American Century Low Volatility ETF	11,772	540,572
Avantis U.S. Equity Fund G Class	69,143	1,042,672
Avantis U.S. Small Cap Value Fund G Class	7,597	116,921
Focused Large Cap Value Fund G Class	79,727	802,852
Growth Fund G Class	13,845	679,226
Heritage Fund G Class(2)	2,747	69,022
Mid Cap Value Fund G Class	12,370	199,536
Small Cap Growth Fund G Class	5,189	106,782
		3,557,583
International Fixed Income Funds — 13.9%
Emerging Markets Debt Fund G Class	21,460	192,929
Global Bond Fund G Class	184,336	1,585,292
		1,778,221
International Equity Funds — 10.0%
Avantis Emerging Markets Equity Fund G Class	2,526	28,622
Avantis International Equity Fund G Class	44,541	516,232
Focused International Growth Fund G Class	16,128	270,300
Global Real Estate Fund G Class	10,056	120,168
International Small-Mid Cap Fund G Class	901	8,751
International Value Fund G Class	39,005	330,766
		1,274,839
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,781,313)		12,761,569
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$12,761,569

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.2%
Avantis Core Fixed Income Fund G Class	851,363	$7,091,857
Avantis Short-Term Fixed Income Fund G Class	96,017	892,955
High Income Fund G Class	167,317	1,393,753
Inflation-Adjusted Bond Fund G Class	119,609	1,263,073
Short Duration Inflation Protection Bond Fund G Class	123,918	1,252,808
		11,894,446
Domestic Equity Funds — 31.5%
American Century Low Volatility ETF	20,787	954,541
Avantis U.S. Equity Fund G Class	180,084	2,715,662
Avantis U.S. Small Cap Value Fund G Class	17,437	268,352
Focused Large Cap Value Fund G Class	198,168	1,995,557
Growth Fund G Class	36,223	1,777,079
Heritage Fund G Class(2)	9,812	246,583
Mid Cap Value Fund G Class	29,597	477,397
Small Cap Growth Fund G Class	12,476	256,762
		8,691,933
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	62,138	558,622
Global Bond Fund G Class	359,082	3,088,106
		3,646,728
International Equity Funds — 12.1%
Avantis Emerging Markets Equity Fund G Class	23,454	265,729
Avantis International Equity Fund G Class	107,162	1,242,007
Focused International Growth Fund G Class	39,923	669,106
Global Real Estate Fund G Class	26,470	316,319
International Small-Mid Cap Fund G Class	7,522	73,037
International Value Fund G Class	90,687	769,026
		3,335,224
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $27,268,205)		27,568,331
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$27,568,331

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 36.8%
American Century Low Volatility ETF	17,747	$814,944
Avantis U.S. Equity Fund G Class	260,118	3,922,577
Avantis U.S. Small Cap Value Fund G Class	24,620	378,908
Focused Dynamic Growth Fund G Class(2)	7,228	361,638
Focused Large Cap Value Fund G Class	271,567	2,734,675
Growth Fund G Class	45,077	2,211,500
Heritage Fund G Class(2)	18,436	463,294
Mid Cap Value Fund G Class	40,962	660,723
Small Cap Growth Fund G Class	17,770	365,704
		11,913,963
Domestic Fixed Income Funds — 36.2%
Avantis Core Fixed Income Fund G Class	901,762	7,511,678
Avantis Short-Term Fixed Income Fund G Class	46,953	436,666
High Income Fund G Class	200,750	1,672,247
Inflation-Adjusted Bond Fund G Class	111,468	1,177,099
Short Duration Inflation Protection Bond Fund G Class	89,037	900,164
		11,697,854
International Equity Funds — 15.1%
Avantis Emerging Markets Equity Fund G Class	51,268	580,869
Avantis International Equity Fund G Class	143,690	1,665,367
Emerging Markets Fund G Class	9,373	101,321
Focused International Growth Fund G Class	53,460	895,986
Global Real Estate Fund G Class	39,008	466,149
International Small-Mid Cap Fund G Class	18,652	181,113
International Value Fund G Class	104,913	889,658
Non-U.S. Intrinsic Value Fund G Class	10,434	111,016
		4,891,479
International Fixed Income Funds — 11.9%
Emerging Markets Debt Fund G Class	83,235	748,282
Global Bond Fund G Class	361,183	3,106,172
		3,854,454
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $31,908,107)		32,357,750
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$32,357,750

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.2%
American Century Low Volatility ETF	8,228	$377,831
Avantis U.S. Equity Fund G Class	314,355	4,740,480
Avantis U.S. Small Cap Value Fund G Class	28,192	433,880
Focused Dynamic Growth Fund G Class(2)	33,025	1,652,230
Focused Large Cap Value Fund G Class	318,065	3,202,915
Growth Fund G Class	30,168	1,480,022
Heritage Fund G Class(2)	26,518	666,409
Mid Cap Value Fund G Class	47,214	761,555
Small Cap Growth Fund G Class	20,889	429,900
		13,745,222
Domestic Fixed Income Funds — 28.9%
Avantis Core Fixed Income Fund G Class	788,087	6,564,761
Avantis Short-Term Fixed Income Fund G Class	15,652	145,563
High Income Fund G Class	193,578	1,612,503
Inflation-Adjusted Bond Fund G Class	73,133	772,284
Short Duration Inflation Protection Bond Fund G Class	30,060	303,909
		9,399,020
International Equity Funds — 18.6%
Avantis Emerging Markets Equity Fund G Class	66,430	752,657
Avantis International Equity Fund G Class	159,984	1,854,212
Emerging Markets Fund G Class	41,348	446,968
Focused International Growth Fund G Class	61,485	1,030,481
Global Real Estate Fund G Class	47,655	569,473
International Small-Mid Cap Fund G Class	32,577	316,327
International Value Fund G Class	69,297	587,640
Non-U.S. Intrinsic Value Fund G Class	45,026	479,081
		6,036,839
International Fixed Income Funds — 10.3%
Emerging Markets Debt Fund G Class	89,744	806,801
Global Bond Fund G Class	297,529	2,558,750
		3,365,551
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $31,800,852)		32,546,632
OTHER ASSETS AND LIABILITIES†		2,437
TOTAL NET ASSETS — 100.0%		$32,549,069

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 47.2%
Avantis U.S. Equity Fund G Class	337,746	$5,093,212
Avantis U.S. Small Cap Value Fund G Class	30,021	462,029
Focused Dynamic Growth Fund G Class(2)	54,354	2,719,337
Focused Large Cap Value Fund G Class	331,175	3,334,931
Growth Fund G Class	13,542	664,374
Heritage Fund G Class(2)	31,869	800,880
Mid Cap Value Fund G Class	49,219	793,907
Small Cap Growth Fund G Class	22,263	458,173
		14,326,843
Domestic Fixed Income Funds — 22.5%
Avantis Core Fixed Income Fund G Class	608,821	5,071,475
High Income Fund G Class	154,428	1,286,387
Inflation-Adjusted Bond Fund G Class	43,985	464,486
		6,822,348
International Equity Funds — 21.8%
Avantis Emerging Markets Equity Fund G Class	74,603	845,258
Avantis International Equity Fund G Class	161,496	1,871,738
Emerging Markets Fund G Class	69,936	756,012
Focused International Growth Fund G Class	62,225	1,042,897
Global Real Estate Fund G Class	51,822	619,278
International Small-Mid Cap Fund G Class	43,161	419,094
International Value Fund G Class	31,244	264,951
Non-U.S. Intrinsic Value Fund G Class	73,801	785,248
		6,604,476
International Fixed Income Funds — 8.5%
Emerging Markets Debt Fund G Class	76,929	691,591
Global Bond Fund G Class	217,774	1,872,853
		2,564,444
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $29,453,176)		30,318,111
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$30,318,111

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.0%
Avantis U.S. Equity Fund G Class	421,128	$6,350,615
Avantis U.S. Small Cap Value Fund G Class	39,905	614,133
Focused Dynamic Growth Fund G Class(2)	83,809	4,192,961
Focused Large Cap Value Fund G Class	409,628	4,124,955
Heritage Fund G Class(2)	39,780	999,663
Mid Cap Value Fund G Class	61,999	1,000,044
Small Cap Growth Fund G Class	27,984	575,914
		17,858,285
International Equity Funds — 24.2%
Avantis Emerging Markets Equity Fund G Class	69,638	788,997
Avantis International Equity Fund G Class	199,497	2,312,169
Emerging Markets Fund G Class	109,020	1,178,511
Focused International Growth Fund G Class	76,865	1,288,257
Global Real Estate Fund G Class	63,867	763,206
International Small-Mid Cap Fund G Class	53,152	516,103
Non-U.S. Intrinsic Value Fund G Class	123,471	1,313,732
		8,160,975
Domestic Fixed Income Funds — 16.6%
Avantis Core Fixed Income Fund G Class	501,001	4,173,342
High Income Fund G Class	125,905	1,048,786
Inflation-Adjusted Bond Fund G Class	35,584	375,763
		5,597,891
International Fixed Income Funds — 6.2%
Emerging Markets Debt Fund G Class	62,127	558,522
Global Bond Fund G Class	177,999	1,530,791
		2,089,313
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $32,181,218)		33,706,464
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$33,706,464

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.4%
Avantis U.S. Equity Fund G Class	342,511	$5,165,070
Avantis U.S. Small Cap Value Fund G Class	31,393	483,133
Focused Dynamic Growth Fund G Class(2)	68,030	3,403,547
Focused Large Cap Value Fund G Class	336,114	3,384,670
Heritage Fund G Class(2)	32,092	806,482
Mid Cap Value Fund G Class	49,638	800,655
Small Cap Growth Fund G Class	22,545	463,970
		14,507,527
International Equity Funds — 26.4%
Avantis Emerging Markets Equity Fund G Class	56,719	642,624
Avantis International Equity Fund G Class	162,880	1,887,780
Emerging Markets Fund G Class	89,098	963,153
Focused International Growth Fund G Class	62,172	1,042,005
Global Real Estate Fund G Class	52,567	628,178
International Small-Mid Cap Fund G Class	43,401	421,420
Non-U.S. Intrinsic Value Fund G Class	101,306	1,077,896
		6,663,056
Domestic Fixed Income Funds — 11.8%
Avantis Core Fixed Income Fund G Class	268,191	2,234,027
High Income Fund G Class	66,500	553,947
Inflation-Adjusted Bond Fund G Class	18,474	195,081
		2,983,055
International Fixed Income Funds — 4.4%
Emerging Markets Debt Fund G Class	32,801	294,882
Global Bond Fund G Class	95,143	818,231
		1,113,113
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,001,644)		25,266,751
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$25,266,751

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.9%
Avantis U.S. Equity Fund G Class	203,546	$3,069,476
Avantis U.S. Small Cap Value Fund G Class	18,417	283,430
Focused Dynamic Growth Fund G Class(2)	40,679	2,035,180
Focused Large Cap Value Fund G Class	199,432	2,008,281
Heritage Fund G Class(2)	19,114	480,333
Mid Cap Value Fund G Class	29,639	478,071
Small Cap Growth Fund G Class	13,281	273,321
		8,628,092
International Equity Funds — 27.6%
Avantis Emerging Markets Equity Fund G Class	33,635	381,090
Avantis International Equity Fund G Class	96,700	1,120,752
Emerging Markets Fund G Class	53,139	574,433
Focused International Growth Fund G Class	37,410	626,989
Global Real Estate Fund G Class	31,369	374,857
International Small-Mid Cap Fund G Class	26,021	252,663
Non-U.S. Intrinsic Value Fund G Class	59,997	638,367
		3,969,151
Domestic Fixed Income Funds — 9.1%
Avantis Core Fixed Income Fund G Class	117,132	975,712
High Income Fund G Class	29,242	243,590
Inflation-Adjusted Bond Fund G Class	8,250	87,124
		1,306,426
International Fixed Income Funds — 3.4%
Emerging Markets Debt Fund G Class	14,454	129,942
Global Bond Fund G Class	41,747	359,025
		488,967
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,456,111)		14,392,636
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$14,392,636

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.8%
Avantis U.S. Equity Fund G Class	145,517	$2,194,392
Avantis U.S. Small Cap Value Fund G Class	13,163	202,584
Focused Dynamic Growth Fund G Class(2)	29,041	1,452,914
Focused Large Cap Value Fund G Class	143,102	1,441,033
Heritage Fund G Class(2)	13,773	346,109
Mid Cap Value Fund G Class	21,402	345,222
Small Cap Growth Fund G Class	9,573	197,020
		6,179,274
International Equity Funds — 28.3%
Avantis Emerging Markets Equity Fund G Class	23,944	271,286
Avantis International Equity Fund G Class	69,419	804,564
Emerging Markets Fund G Class	37,670	407,212
Focused International Growth Fund G Class	26,789	448,975
Global Real Estate Fund G Class	22,570	269,714
International Small-Mid Cap Fund G Class	18,794	182,490
Non-U.S. Intrinsic Value Fund G Class	42,274	449,796
		2,834,037
Domestic Fixed Income Funds — 7.2%
Avantis Core Fixed Income Fund G Class	64,502	537,305
High Income Fund G Class	16,292	135,713
Inflation-Adjusted Bond Fund G Class	4,649	49,090
		722,108
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	8,101	72,827
Global Bond Fund G Class	23,082	198,503
		271,330
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,225,202)		10,006,749
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$10,006,749

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2023

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.7%
Avantis U.S. Equity Fund G Class	53,542	$807,409
Avantis U.S. Small Cap Value Fund G Class	4,793	73,769
Focused Dynamic Growth Fund G Class(2)	10,719	536,280
Focused Large Cap Value Fund G Class	52,662	530,307
Heritage Fund G Class(2)	5,062	127,196
Mid Cap Value Fund G Class	7,851	126,630
Small Cap Growth Fund G Class	3,519	72,413
		2,274,004
International Equity Funds — 28.4%
Avantis Emerging Markets Equity Fund G Class	8,875	100,555
Avantis International Equity Fund G Class	25,517	295,738
Emerging Markets Fund G Class	14,035	151,713
Focused International Growth Fund G Class	9,882	165,628
Global Real Estate Fund G Class	8,270	98,831
International Small-Mid Cap Fund G Class	6,870	66,712
Non-U.S. Intrinsic Value Fund G Class	15,658	166,605
		1,045,782
Domestic Fixed Income Funds — 7.2%
Avantis Core Fixed Income Fund G Class	23,691	197,345
High Income Fund G Class	5,993	49,918
Inflation-Adjusted Bond Fund G Class	1,683	17,776
		265,039
International Fixed Income Funds — 2.7%
Emerging Markets Debt Fund G Class	2,952	26,537
Global Bond Fund G Class	8,444	72,616
		99,153
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,337,710)		3,683,978
OTHER ASSETS AND LIABILITIES†		9
TOTAL NET ASSETS — 100.0%		$3,683,987

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2023
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $4,577,910 and $12,781,313, respectively)	$4,545,706	$12,761,569
Cash	1,443	—
Receivable for investments sold	20,082	13,825
Receivable for capital shares sold	735	3,088
Distributions receivable from affiliates	5,706	15,985
	4,573,672	12,794,467

Liabilities
Payable for investments purchased	7,136	15,985
Payable for capital shares redeemed	19,798	14,173
Accrued management fees	1,029	2,732
Distribution and service fees payable	3	8
	27,966	32,898

Net Assets	$4,545,706	$12,761,569

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,732,375	$13,112,979
Distributable earnings (loss)	(186,669)	(351,410)
	$4,545,706	$12,761,569

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2015 Portfolio
Investor Class, $0.01 Par Value	$512,355	54,532	$9.40
I Class, $0.01 Par Value	$340,611	36,231	$9.40
A Class, $0.01 Par Value	$4,905	523	$9.38
R Class, $0.01 Par Value	$5,047	539	$9.36
R6 Class, $0.01 Par Value	$3,682,788	391,311	$9.41
One Choice Blend+ 2020 Portfolio
Investor Class, $0.01 Par Value	$1,309,662	138,954	$9.43
I Class, $0.01 Par Value	$10,937	1,160	$9.43
A Class, $0.01 Par Value	$9,854	1,047	$9.41
R Class, $0.01 Par Value	$13,083	1,393	$9.39
R6 Class, $0.01 Par Value	$11,418,033	1,209,025	$9.44
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.95 and $9.98 (net asset value divided by 0.9425) for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JULY 31, 2023
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $27,268,205 and $31,908,107, respectively)	$27,568,331	$32,357,750
Receivable for investments sold	—	165,552
Receivable for capital shares sold	14,119	175,397
Distributions receivable from affiliates	33,417	35,499
	27,615,867	32,734,198

Liabilities
Payable for investments purchased	38,278	35,499
Payable for capital shares redeemed	2,816	333,572
Accrued management fees	6,429	7,313
Distribution and service fees payable	13	64
	47,536	376,448

Net Assets	$27,568,331	$32,357,750

Net Assets Consist of:
Capital (par value and paid-in surplus)	$28,085,232	$33,127,280
Distributable earnings (loss)	(516,901)	(769,530)
	$27,568,331	$32,357,750

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$4,323,223	461,814	$9.36
I Class, $0.01 Par Value	$5,051	539	$9.37
A Class, $0.01 Par Value	$4,927	527	$9.35
R Class, $0.01 Par Value	$28,307	3,033	$9.33
R6 Class, $0.01 Par Value	$23,206,823	2,474,871	$9.38
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$4,126,033	439,121	$9.40
I Class, $0.01 Par Value	$5,008	532	$9.41
A Class, $0.01 Par Value	$6,453	687	$9.39
R Class, $0.01 Par Value	$159,890	17,056	$9.37
R6 Class, $0.01 Par Value	$28,060,366	2,978,710	$9.42
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.92 and $9.96 (net asset value divided by 0.9425) for One Choice Blend+ 2025 Portfolio and One Choice Blend+ 2030 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JULY 31, 2023
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $31,800,852 and $29,453,176, respectively)	$32,546,632	$30,318,111
Cash	453	—
Receivable for capital shares sold	37,592	47,616
Distributions receivable from affiliates	30,563	23,857
	32,615,240	30,389,584

Liabilities
Payable for investments purchased	55,855	62,137
Payable for capital shares redeemed	2,738	2,497
Accrued management fees	7,485	6,726
Distribution and service fees payable	93	113
	66,171	71,473

Net Assets	$32,549,069	$30,318,111

Net Assets Consist of:
Capital (par value and paid-in surplus)	$33,594,709	$30,260,314
Distributable earnings (loss)	(1,045,640)	57,797
	$32,549,069	$30,318,111

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$4,817,366	511,848	$9.41
I Class, $0.01 Par Value	$29,132	3,092	$9.42
A Class, $0.01 Par Value	$5,718	608	$9.40
R Class, $0.01 Par Value	$222,583	23,721	$9.38
R6 Class, $0.01 Par Value	$27,474,270	2,913,757	$9.43
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$2,875,609	302,445	$9.51
I Class, $0.01 Par Value	$5,067	532	$9.52
A Class, $0.01 Par Value	$32,622	3,436	$9.49
R Class, $0.01 Par Value	$250,734	26,436	$9.48
R6 Class, $0.01 Par Value	$27,154,079	2,849,838	$9.53
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.97 and $10.07 (net asset value divided by 0.9425) for One Choice Blend+ 2035 Portfolio and One Choice Blend+ 2040 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JULY 31, 2023
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $32,181,218 and $24,001,644, respectively)	$33,706,464	$25,266,751
Receivable for capital shares sold	12,181	38,228
Distributions receivable from affiliates	19,303	10,167
	33,737,948	25,315,146

Liabilities
Payable for investments purchased	20,560	31,963
Payable for capital shares redeemed	3,483	10,931
Accrued management fees	7,329	5,407
Distribution and service fees payable	112	94
	31,484	48,395

Net Assets	$33,706,464	$25,266,751

Net Assets Consist of:
Capital (par value and paid-in surplus)	$33,434,053	$24,713,468
Distributable earnings (loss)	272,411	553,283
	$33,706,464	$25,266,751

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$2,792,097	290,298	$9.62
I Class, $0.01 Par Value	$14,780	1,535	$9.63
A Class, $0.01 Par Value	$5,068	528	$9.60
R Class, $0.01 Par Value	$268,767	28,026	$9.59
R6 Class, $0.01 Par Value	$30,625,752	3,178,946	$9.63
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$1,859,236	191,813	$9.69
I Class, $0.01 Par Value	$5,169	533	$9.70
A Class, $0.01 Par Value	$5,113	528	$9.68
R Class, $0.01 Par Value	$230,615	23,867	$9.66
R6 Class, $0.01 Par Value	$23,166,618	2,385,755	$9.71
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.19 and $10.27 (net asset value divided by 0.9425) for One Choice Blend+ 2045 Portfolio and One Choice Blend+ 2050 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JULY 31, 2023
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $13,456,111 and $9,225,202, respectively)	$14,392,636	$10,006,749
Receivable for capital shares sold	11,372	41,302
Distributions receivable from affiliates	4,419	2,402
	14,408,427	10,050,453

Liabilities
Payable for investments purchased	11,115	39,945
Payable for capital shares redeemed	1,416	1,414
Accrued management fees	3,173	2,310
Distribution and service fees payable	87	35
	15,791	43,704

Net Assets	$14,392,636	$10,006,749

Net Assets Consist of:
Capital (par value and paid-in surplus)	$14,364,890	$9,572,559
Distributable earnings (loss)	27,746	434,190
	$14,392,636	$10,006,749

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$1,296,098	133,500	$9.71
I Class, $0.01 Par Value	$5,193	534	$9.72
A Class, $0.01 Par Value	$5,139	530	$9.70
R Class, $0.01 Par Value	$211,556	21,854	$9.68
R6 Class, $0.01 Par Value	$12,874,650	1,322,306	$9.74
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$1,534,948	156,377	$9.82
I Class, $0.01 Par Value	$12,118	1,234	$9.82
A Class, $0.01 Par Value	$5,983	611	$9.79
R Class, $0.01 Par Value	$87,261	8,921	$9.78
R6 Class, $0.01 Par Value	$8,366,439	851,212	$9.83
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.29 and $10.39 (net asset value divided by 0.9425) for One Choice Blend+ 2055 Portfolio and One Choice Blend+ 2060 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JULY 31, 2023
One Choice Blend+ 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $3,337,710)	$3,683,978
Receivable for capital shares sold	3,701
Distributions receivable from affiliates	890
3,688,569

Liabilities
Payable for investments purchased	2,992
Payable for capital shares redeemed	113
Accrued management fees	1,356
Distribution and service fees payable	121
4,582

Net Assets	$3,683,987

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,665,706
Distributable earnings (loss)	18,281
$3,683,987

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$2,032,080	209,265	$9.71
I Class, $0.01 Par Value	$5,234	539	$9.71
A Class, $0.01 Par Value	$5,177	534	$9.69
R Class, $0.01 Par Value	$296,977	30,695	$9.68
R6 Class, $0.01 Par Value	$1,344,519	138,266	$9.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.28 (net asset value divided by 0.9425) for One Choice Blend+ 2065 Portfolio. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$141,587	$350,878

Expenses:
Management fees	11,235	29,385
Distribution and service fees:
A Class	11	24
R Class	32	65
Directors' fees and expenses	132	329
Other expenses	22	33
	11,432	29,836
Fees waived	(557)	(1,334)
	10,875	28,502

Net investment income (loss)	130,712	322,376

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(187,489)	(373,113)
Capital gain distributions received from underlying funds	20,663	50,688
	(166,826)	(322,425)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	150,990	526,641

Net realized and unrealized gain (loss) on affiliates	(15,836)	204,216

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,876	$526,592

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$800,264	$882,993

Expenses:
Management fees	69,472	78,150
Distribution and service fees:
A Class	11	12
R Class	94	560
Directors' fees and expenses	765	875
Other expenses	107	139
	70,449	79,736
Fees waived	(2,462)	(1,972)
	67,987	77,764

Net investment income (loss)	732,277	805,229

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(964,886)	(1,410,901)
Capital gain distributions received from underlying funds	136,844	176,676
	(828,042)	(1,234,225)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,277,824	2,089,579

Net realized and unrealized gain (loss) on affiliates	449,782	855,354

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,182,059	$1,660,583

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$763,348	$678,694

Expenses:
Management fees	72,445	64,664
Distribution and service fees:
A Class	11	75
R Class	771	813
Directors' fees and expenses	822	781
Other expenses	164	115
	74,213	66,448
Fees waived	(780)	—
	73,433	66,448

Net investment income (loss)	689,915	612,246

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(1,887,921)	(1,031,481)
Capital gain distributions received from underlying funds	167,451	168,339
	(1,720,470)	(863,142)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,726,631	2,393,003

Net realized and unrealized gain (loss) on affiliates	1,006,161	1,529,861

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,696,076	$2,142,107

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$669,968	$455,923

Expenses:
Management fees	70,466	51,507
Distribution and service fees:
A Class	11	11
R Class	747	1,001
Directors' fees and expenses	858	623
Other expenses	127	148
	72,209	53,290

Net investment income (loss)	597,759	402,633

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(1,378,385)	(863,489)
Capital gain distributions received from underlying funds	188,777	150,552
	(1,189,608)	(712,937)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,130,638	2,417,276

Net realized and unrealized gain (loss) on affiliates	1,941,030	1,704,339

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,538,789	$2,106,972

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$248,983	$147,890

Expenses:
Management fees	30,199	19,901
Distribution and service fees:
A Class	11	13
R Class	807	338
Directors' fees and expenses	364	218
Other expenses	184	199
	31,565	20,669

Net investment income (loss)	217,418	127,221

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(920,292)	(360,966)
Capital gain distributions received from underlying funds	89,395	55,819
	(830,897)	(305,147)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,728,502	1,079,240

Net realized and unrealized gain (loss) on affiliates	897,605	774,093

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,115,023	$901,314

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2023
One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$48,455

Expenses:
Management fees	11,778
Distribution and service fees:
A Class	11
R Class	1,147
Directors' fees and expenses	84
Other expenses	257
13,277

Net investment income (loss)	35,178

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(283,525)
Capital gain distributions received from underlying funds	17,131
(266,394)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	529,517

Net realized and unrealized gain (loss) on affiliates	263,123

Net Increase (Decrease) in Net Assets Resulting from Operations	$298,301

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Blend+ 2015 Portfolio		One Choice Blend+ 2020 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$130,712	$32,769	$322,376	$98,821
Net realized gain (loss)	(166,826)	(27,440)	(322,425)	(130,635)
Change in net unrealized appreciation (depreciation)	150,990	(185,890)	526,641	(549,434)
Net increase (decrease) in net assets resulting from operations	114,876	(180,561)	526,592	(581,248)

Distributions to Shareholders
From earnings:
Investor Class	(11,157)	(8,642)	(41,607)	(33,063)
I Class	(139)	(119)	(304)	(256)
A Class	(117)	(99)	(234)	(217)
R Class	(148)	(116)	(328)	(196)
R6 Class	(103,090)	(125)	(224,312)	(269)
Decrease in net assets from distributions	(114,651)	(9,101)	(266,785)	(34,001)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	357,198	4,203,786	5,035,005	8,024,295

Net increase (decrease) in net assets	357,423	4,014,124	5,294,812	7,409,046

Net Assets
Beginning of period	4,188,283	174,159	7,466,757	57,711
End of period	$4,545,706	$4,188,283	$12,761,569	$7,466,757

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Blend+ 2025 Portfolio		One Choice Blend+ 2030 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$732,277	$215,105	$805,229	$232,354
Net realized gain (loss)	(828,042)	(181,383)	(1,234,225)	(66,434)
Change in net unrealized appreciation (depreciation)	1,277,824	(1,012,713)	2,089,579	(1,693,272)
Net increase (decrease) in net assets resulting from operations	1,182,059	(978,991)	1,660,583	(1,527,352)

Distributions to Shareholders
From earnings:
Investor Class	(115,870)	(79,040)	(130,061)	(77,258)
I Class	(145)	(152)	(158)	(145)
A Class	(124)	(133)	(136)	(126)
R Class	(423)	(1,127)	(2,701)	(1,133)
R6 Class	(566,153)	(159)	(746,796)	(152)
Decrease in net assets from distributions	(682,715)	(80,611)	(879,852)	(78,814)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,393,157	22,078,009	7,546,685	23,608,775

Net increase (decrease) in net assets	4,892,501	21,018,407	8,327,416	22,002,609

Net Assets
Beginning of period	22,675,830	1,657,423	24,030,334	2,027,725
End of period	$27,568,331	$22,675,830	$32,357,750	$24,030,334

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Blend+ 2035 Portfolio		One Choice Blend+ 2040 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$689,915	$216,549	$612,246	$143,871
Net realized gain (loss)	(1,720,470)	(86,219)	(863,142)	79,389
Change in net unrealized appreciation (depreciation)	2,726,631	(2,026,724)	2,393,003	(1,557,088)
Net increase (decrease) in net assets resulting from operations	1,696,076	(1,896,394)	2,142,107	(1,333,828)

Distributions to Shareholders
From earnings:
Investor Class	(110,586)	(62,283)	(45,457)	(30,962)
I Class	(930)	(869)	(146)	(159)
A Class	(139)	(130)	(818)	(903)
R Class	(3,695)	(575)	(3,493)	(1,900)
R6 Class	(714,197)	(156)	(696,210)	(165)
Decrease in net assets from distributions	(829,547)	(64,013)	(746,124)	(34,089)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,816,280	24,146,924	7,655,433	21,795,891

Net increase (decrease) in net assets	8,682,809	22,186,517	9,051,416	20,427,974

Net Assets
Beginning of period	23,866,260	1,679,743	21,266,695	838,721
End of period	$32,549,069	$23,866,260	$30,318,111	$21,266,695

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Blend+ 2045 Portfolio		One Choice Blend+ 2050 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$597,759	$137,938	$402,633	$99,287
Net realized gain (loss)	(1,189,608)	26,337	(712,937)	94,957
Change in net unrealized appreciation (depreciation)	3,130,638	(1,614,496)	2,417,276	(1,180,048)
Net increase (decrease) in net assets resulting from operations	2,538,789	(1,450,221)	2,106,972	(985,804)

Distributions to Shareholders
From earnings:
Investor Class	(60,832)	(23,979)	(39,876)	(28,443)
I Class	(425)	(450)	(140)	(171)
A Class	(127)	(136)	(119)	(151)
R Class	(1,996)	(562)	(5,182)	(3,333)
R6 Class	(736,554)	(162)	(517,760)	(178)
Decrease in net assets from distributions	(799,934)	(25,289)	(563,077)	(32,276)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,798,966	25,181,867	7,005,527	16,793,129

Net increase (decrease) in net assets	9,537,821	23,706,357	8,549,422	15,775,049

Net Assets
Beginning of period	24,168,643	462,286	16,717,329	942,280
End of period	$33,706,464	$24,168,643	$25,266,751	$16,717,329

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Blend+ 2055 Portfolio		One Choice Blend+ 2060 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$217,418	$62,354	$127,221	$27,300
Net realized gain (loss)	(830,897)	5,601	(305,147)	(11,708)
Change in net unrealized appreciation (depreciation)	1,728,502	(805,092)	1,079,240	(307,513)
Net increase (decrease) in net assets resulting from operations	1,115,023	(737,137)	901,314	(291,921)

Distributions to Shareholders
From earnings:
Investor Class	(26,304)	(19,309)	(19,913)	(11,161)
I Class	(151)	(174)	(283)	(291)
A Class	(130)	(154)	(110)	(150)
R Class	(3,758)	(1,760)	(715)	(796)
R6 Class	(311,208)	(181)	(151,110)	(176)
Decrease in net assets from distributions	(341,551)	(21,578)	(172,131)	(12,574)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,150,885	10,778,001	4,605,313	4,635,724

Net increase (decrease) in net assets	3,924,357	10,019,286	5,334,496	4,331,229

Net Assets
Beginning of period	10,468,279	448,993	4,672,253	341,024
End of period	$14,392,636	$10,468,279	$10,006,749	$4,672,253

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$35,178	$33,674
Net realized gain (loss)	(266,394)	(26,662)
Change in net unrealized appreciation (depreciation)	529,517	(201,882)
Net increase (decrease) in net assets resulting from operations	298,301	(194,870)

Distributions to Shareholders
From earnings:
Investor Class	(48,349)	(22,091)
I Class	(190)	(174)
A Class	(169)	(154)
R Class	(8,700)	(5,230)
R6 Class	(17,451)	(180)
Decrease in net assets from distributions	(74,859)	(27,829)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,179,034	1,897,393

Net increase (decrease) in net assets	1,402,476	1,674,694

Net Assets
Beginning of period	2,281,511	606,817
End of period	$3,683,987	$2,281,511

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2023

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio and One Choice Blend+ 2065 Portfolio (collectively, the funds) are eleven funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of each fund's management fee equal to the expenses attributable to the management fees of the underlying funds in which the funds invest. The amount of this waiver will fluctuate depending on each fund's daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

For the period ended July 31, 2023, the fee waiver and the effective annual management fee after waiver for each class of each fund listed below are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A and R Classes	I Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2020 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2030 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The total amount of the waiver for each class of each fund listed below for the period ended July 31, 2023 is as follows:

	Investor Class	I Class*	A Class*	R Class*	R6 Class
One Choice Blend+ 2015 Portfolio	$61	$17	—	—	$479
One Choice Blend+ 2020 Portfolio	$182	—	—	$1	$1,151
One Choice Blend+ 2025 Portfolio	$407	—	—	$2	$2,053
One Choice Blend+ 2030 Portfolio	$288	—	—	$8	$1,676
One Choice Blend+ 2035 Portfolio	$106	—	—	$5	$669
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2023 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2023 were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Purchases	$1,854,791	$8,237,129	$14,293,212	$17,649,824
Sales	$1,460,861	$3,095,836	$9,713,640	$10,001,089

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Purchases	$17,001,353	$12,888,856	$14,340,134	$11,050,943
Sales	$9,159,700	$5,198,970	$6,554,574	$4,055,312

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$6,992,070	$6,276,389	$2,874,434
Sales	$3,875,924	$1,660,167	$1,717,959

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2015 Portfolio
Investor Class
Sold	28,256	$257,663	29,334	$307,041
Issued in reinvestment of distributions	1,274	11,157	832	8,642
Redeemed	(15,675)	(143,305)	(4,065)	(40,423)
	13,855	125,515	26,101	275,260
I Class
Sold	35,704	322,408	957	9,950
Issued in reinvestment of distributions	16	139	11	119
Redeemed	—	—	(957)	(10,007)
	35,720	322,547	11	62
A Class
Issued in reinvestment of distributions	13	117	10	99
R Class
Sold	143	1,292	293	2,976
Issued in reinvestment of distributions	17	148	11	116
Redeemed	(321)	(2,943)	(104)	(1,020)
	(161)	(1,503)	200	2,072
R6 Class
Sold	92,426	845,707	469,331	4,571,586
Issued in reinvestment of distributions	11,768	103,090	12	125
Redeemed	(114,793)	(1,038,275)	(67,933)	(645,418)
	(10,599)	(89,478)	401,410	3,926,293
Net increase (decrease)	38,828	$357,198	427,732	$4,203,786

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2020 Portfolio
Investor Class
Sold	102,868	$948,599	157,301	$1,661,090
Issued in reinvestment of distributions	4,739	41,607	3,164	33,063
Redeemed	(85,254)	(784,059)	(45,324)	(421,011)
	22,353	206,147	115,141	1,273,142
I Class
Sold	—	—	101	976
Issued in reinvestment of distributions	35	304	24	256
	35	304	125	1,232
A Class
Issued in reinvestment of distributions	26	234	21	217
R Class
Sold	533	4,687	274	2,537
Issued in reinvestment of distributions	37	328	19	196
Redeemed	(464)	(4,225)	(6)	(57)
	106	790	287	2,676
R6 Class
Sold	779,601	6,976,215	792,578	7,916,422
Issued in reinvestment of distributions	25,548	224,312	26	269
Redeemed	(266,966)	(2,372,997)	(122,762)	(1,169,663)
	538,183	4,827,530	669,842	6,747,028
Net increase (decrease)	560,703	$5,035,005	785,416	$8,024,295

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	173,105	$1,578,887	273,091	$2,786,933
Issued in reinvestment of distributions	13,411	115,870	7,607	79,040
Redeemed	(56,025)	(505,050)	(103,721)	(1,041,359)
	130,491	1,189,707	176,977	1,824,614
I Class
Sold	8	69	—	—
Issued in reinvestment of distributions	16	145	15	152
	24	214	15	152
A Class
Issued in reinvestment of distributions	14	124	13	133
R Class
Sold	1,480	13,317	5,338	54,840
Issued in reinvestment of distributions	49	423	108	1,127
Redeemed	(186)	(1,681)	(4,961)	(49,162)
	1,343	12,059	485	6,805
R6 Class
Sold	1,309,364	11,657,875	2,383,054	22,904,859
Issued in reinvestment of distributions	65,527	566,153	15	159
Redeemed	(1,000,855)	(9,032,975)	(282,734)	(2,658,713)
	374,036	3,191,053	2,100,335	20,246,305
Net increase (decrease)	505,908	$4,393,157	2,277,825	$22,078,009

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	279,207	$2,518,740	275,586	$2,802,570
Issued in reinvestment of distributions	15,176	130,061	7,400	77,258
Redeemed	(233,394)	(2,113,495)	(94,183)	(931,007)
	60,989	535,306	188,803	1,948,821
I Class
Issued in reinvestment of distributions	18	158	14	145
A Class
Sold	159	1,445	—	—
Issued in reinvestment of distributions	16	136	12	126
	175	1,581	12	126
R Class
Sold	10,073	90,499	7,165	72,518
Issued in reinvestment of distributions	315	2,701	109	1,133
Redeemed	(1,352)	(12,089)	(168)	(1,658)
	9,036	81,111	7,106	71,993
R6 Class
Sold	1,525,978	13,600,958	2,446,874	23,955,298
Issued in reinvestment of distributions	87,141	746,796	15	152
Redeemed	(839,377)	(7,419,225)	(242,421)	(2,367,760)
	773,742	6,928,529	2,204,468	21,587,690
Net increase (decrease)	843,960	$7,546,685	2,400,403	$23,608,775

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	224,642	$2,028,853	262,874	$2,638,852
Issued in reinvestment of distributions	13,056	110,586	5,949	62,283
Redeemed	(59,234)	(527,635)	(88,154)	(882,461)
	178,464	1,611,804	180,669	1,818,674
I Class
Issued in reinvestment of distributions	110	930	83	869
A Class
Sold	79	729	—	—
Issued in reinvestment of distributions	17	139	12	130
	96	868	12	130
R Class
Sold	23,644	207,577	8,725	82,957
Issued in reinvestment of distributions	436	3,695	54	575
Redeemed	(10,571)	(91,394)	(302)	(3,038)
	13,509	119,878	8,477	80,494
R6 Class
Sold	1,609,818	14,214,223	2,476,842	24,299,869
Issued in reinvestment of distributions	84,321	714,197	15	156
Redeemed	(1,032,182)	(8,845,620)	(225,557)	(2,053,268)
	661,957	6,082,800	2,251,300	22,246,757
Net increase (decrease)	854,136	$7,816,280	2,440,541	$24,146,924

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	168,755	$1,500,892	100,859	$1,027,733
Issued in reinvestment of distributions	5,373	45,457	2,946	30,962
Redeemed	(32,247)	(288,309)	(17,431)	(177,326)
	141,881	1,258,040	86,374	881,369
I Class
Issued in reinvestment of distributions	17	146	15	159
A Class
Sold	—	—	2,753	30,208
Issued in reinvestment of distributions	97	818	86	903
	97	818	2,839	31,111
R Class
Sold	17,266	154,434	13,729	136,758
Issued in reinvestment of distributions	413	3,493	181	1,900
Redeemed	(3,418)	(31,070)	(4,810)	(45,509)
	14,261	126,857	9,100	93,149
R6 Class
Sold	1,329,519	11,708,579	2,280,688	22,083,742
Issued in reinvestment of distributions	82,294	696,210	16	165
Redeemed	(708,582)	(6,135,217)	(134,597)	(1,293,804)
	703,231	6,269,572	2,146,107	20,790,103
Net increase (decrease)	859,487	$7,655,433	2,244,435	$21,795,891

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	105,273	$930,248	164,993	$1,633,369
Issued in reinvestment of distributions	7,182	60,832	2,266	23,979
Redeemed	(9,883)	(88,787)	(19,864)	(196,913)
	102,572	902,293	147,395	1,460,435
I Class
Sold	—	—	942	10,000
Issued in reinvestment of distributions	50	425	43	450
	50	425	985	10,450
A Class
Issued in reinvestment of distributions	15	127	13	136
R Class
Sold	22,527	201,586	6,620	64,025
Issued in reinvestment of distributions	236	1,996	53	562
Redeemed	(1,341)	(12,141)	(1,510)	(14,013)
	21,422	191,441	5,163	50,574
R6 Class
Sold	1,592,289	14,052,672	2,567,009	24,836,124
Issued in reinvestment of distributions	87,063	736,554	15	162
Redeemed	(939,848)	(8,084,546)	(128,082)	(1,176,014)
	739,504	6,704,680	2,438,942	23,660,272
Net increase (decrease)	863,563	$7,798,966	2,592,498	$25,181,867

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	95,387	$860,903	97,949	$941,829
Issued in reinvestment of distributions	4,708	39,876	2,683	28,443
Redeemed	(70,359)	(633,022)	(15,321)	(152,197)
	29,736	267,757	85,311	818,075
I Class
Issued in reinvestment of distributions	17	140	16	171
A Class
Issued in reinvestment of distributions	14	119	14	151
R Class
Sold	10,421	92,955	14,026	133,137
Issued in reinvestment of distributions	612	5,182	315	3,333
Redeemed	(8,526)	(76,928)	(2,775)	(27,366)
	2,507	21,209	11,566	109,104
R6 Class
Sold	1,289,910	11,391,181	1,710,626	16,533,446
Issued in reinvestment of distributions	61,201	517,760	17	178
Redeemed	(606,611)	(5,192,639)	(69,888)	(667,996)
	744,500	6,716,302	1,640,755	15,865,628
Net increase (decrease)	776,774	$7,005,527	1,737,662	$16,793,129

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	77,381	$695,015	58,266	$585,196
Issued in reinvestment of distributions	3,117	26,304	1,818	19,309
Redeemed	(23,213)	(213,392)	(22,416)	(202,882)
	57,285	507,927	37,668	401,623
I Class
Issued in reinvestment of distributions	18	151	16	174
A Class
Issued in reinvestment of distributions	15	130	15	154
R Class
Sold	13,141	116,363	21,321	211,607
Issued in reinvestment of distributions	445	3,758	166	1,760
Redeemed	(12,012)	(110,230)	(3,022)	(27,561)
	1,574	9,891	18,465	185,806
R6 Class
Sold	780,629	6,904,601	1,141,573	11,110,629
Issued in reinvestment of distributions	36,829	311,208	17	181
Redeemed	(540,626)	(4,583,023)	(96,616)	(920,566)
	276,832	2,632,786	1,044,974	10,190,244
Net increase (decrease)	335,724	$3,150,885	1,101,138	$10,778,001

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	104,499	$949,784	52,889	$524,978
Issued in reinvestment of distributions	2,340	19,913	994	10,577
Redeemed	(25,578)	(230,516)	(7,078)	(70,536)
	81,261	739,181	46,805	465,019
I Class
Sold	—	—	674	7,130
Issued in reinvestment of distributions	33	283	27	291
	33	283	701	7,421
A Class
Sold	63	565	16	140
Issued in reinvestment of distributions	13	110	15	150
	76	675	31	290
R Class
Sold	6,287	57,864	10,884	105,523
Issued in reinvestment of distributions	84	715	75	796
Redeemed	(8,228)	(73,029)	(2,153)	(19,550)
	(1,857)	(14,450)	8,806	86,769
R6 Class
Sold	676,752	6,026,038	468,475	4,506,850
Issued in reinvestment of distributions	17,778	151,110	17	176
Redeemed	(265,723)	(2,297,524)	(46,587)	(430,801)
	428,807	3,879,624	421,905	4,076,225
Net increase (decrease)	508,320	$4,605,313	478,248	$4,635,724

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	96,807	$870,407	83,912	$842,382
Issued in reinvestment of distributions	5,742	48,349	2,060	22,019
Redeemed	(17,808)	(158,025)	(11,632)	(120,966)
	84,741	760,731	74,340	743,435
I Class
Issued in reinvestment of distributions	23	190	16	174
A Class
Issued in reinvestment of distributions	20	169	14	154
R Class
Sold	21,166	189,228	27,795	288,450
Issued in reinvestment of distributions	1,035	8,700	489	5,230
Redeemed	(13,971)	(127,976)	(10,386)	(103,620)
	8,230	69,952	17,898	190,060
R6 Class
Sold	217,518	1,915,455	102,821	992,817
Issued in reinvestment of distributions	2,075	17,451	17	180
Redeemed	(181,396)	(1,584,914)	(3,269)	(29,427)
	38,197	347,992	99,569	963,570
Net increase (decrease)	131,211	$1,179,034	191,837	$1,897,393

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2023 and July 31, 2022 were as follows:

	2023		2022
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Blend+ 2015 Portfolio	$111,580	$3,071	$9,101	—
One Choice Blend+ 2020 Portfolio	$266,785	—	$34,001	—
One Choice Blend+ 2025 Portfolio	$619,194	$63,521	$80,611	—
One Choice Blend+ 2030 Portfolio	$688,551	$191,301	$78,814	—
One Choice Blend+ 2035 Portfolio	$621,419	$208,128	$64,013	—
One Choice Blend+ 2040 Portfolio	$538,075	$208,049	$34,089	—
One Choice Blend+ 2045 Portfolio	$552,047	$247,887	$25,289	—
One Choice Blend+ 2050 Portfolio	$380,154	$182,923	$32,276	—
One Choice Blend+ 2055 Portfolio	$216,113	$125,438	$21,578	—
One Choice Blend+ 2060 Portfolio	$118,399	$53,732	$12,574	—
One Choice Blend+ 2065 Portfolio	$35,844	$39,015	$27,829	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Federal tax cost of investments	$4,701,034	$13,096,384	$28,012,239	$32,975,161
Gross tax appreciation of investments	$87,453	$258,011	$679,469	$798,670
Gross tax depreciation of investments	(242,781)	(592,826)	(1,123,377)	(1,416,081)
Net tax appreciation (depreciation) of investments	$(155,328)	$(334,815)	$(443,908)	$(617,411)
Undistributed ordinary income	$42,872	$121,440	$256,285	$273,152
Accumulated short-term capital losses	$(74,213)	$(138,035)	$(301,865)	$(410,320)
Accumulated long-term capital losses	—	—	$(27,413)	$(14,951)

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Federal tax cost of investments	$33,447,739	$30,414,967	$33,686,598	$24,944,936
Gross tax appreciation of investments	$441,642	$893,894	$857,883	$821,830
Gross tax depreciation of investments	(1,342,749)	(990,750)	(838,017)	(500,015)
Net tax appreciation (depreciation) of investments	$(901,107)	$(96,856)	$19,866	$321,815
Undistributed ordinary income	$222,894	$184,230	$157,850	$89,246
Accumulated short-term capital losses	$(367,427)	$(29,577)	—	—
Accumulated long-term gains	—	—	$94,695	$142,222

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$14,369,992	$9,651,629	$3,503,648
Gross tax appreciation of investments	$209,813	$400,605	$186,466
Gross tax depreciation of investments	(187,169)	(45,485)	(6,136)
Net tax appreciation (depreciation) of investments	$22,644	$355,120	$180,330
Undistributed ordinary income	$41,913	$24,803	$5,283
Accumulated short-term capital losses	$(36,811)	—	$(95,349)
Accumulated long-term capital losses	—	—	$(71,983)
Accumulated long-term gains	—	$54,267	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

10. Affiliated Fund Transactions

 A summary of transactions for each underlying fund for the period ended July 31, 2023 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2015 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$1,095	$540	$356	$(21)	$1,258	151	$(53)	$41
Avantis Short-Term Fixed Income Fund	245	100	57	(1)	287	31	(4)	5
High Income Fund	151	63	42	5	177	21	(6)	11
Inflation-Adjusted Bond Fund	199	84	38	(18)	227	21	(6)	12
Short Duration Inflation Protection Bond Fund	246	107	51	(16)	286	28	(3)	13
American Century Low Volatility ETF	211	39	62	18	206	4	(5)	3
Avantis U.S. Equity Fund	362	106	163	52	357	24	(17)	5
Avantis U.S. Small Cap Value Fund	37	9	11	4	39	3	(1)	3
Focused Large Cap Value Fund	282	78	95	15	280	28	(11)	19
Growth Fund	—	252	61	42	233	5	4	6
Heritage Fund(3)	20	3	8	4	19	1	(1)	—
Mid Cap Value Fund	70	15	18	2	69	4	(3)	5
Small Cap Growth Fund	37	6	11	5	37	2	(2)	—
Emerging Markets Debt Fund	50	17	11	3	59	7	(2)	3
Global Bond Fund	495	232	131	(20)	576	67	(20)	27
Avantis International Equity Fund	186	38	71	29	182	16	(10)	5
Focused International Growth Fund	101	15	33	12	95	6	(7)	1
Global Real Estate Fund	43	5	6	(1)	41	3	(2)	—
International Value Fund	—	125	21	14	118	14	1	3
Focused Dynamic Growth Fund(3)	242	20	277	15	—	—	(33)	—
Non-U.S. Intrinsic Value Fund	116	1	125	8	—	—	(6)	—
	$4,188	$1,855	$1,648	$151	$4,546	436	$(187)	$162
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2020 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$1,899	$2,227	$520	$(68)	$3,538	425	$(71)	$106
Avantis Short-Term Fixed Income Fund	342	453	94	—	701	75	(6)	11
High Income Fund	303	319	86	13	549	66	(13)	31
Inflation-Adjusted Bond Fund	337	392	68	(40)	621	59	(9)	30
Short Duration Inflation Protection Bond Fund	382	479	89	(29)	743	73	(5)	29
American Century Low Volatility ETF	345	249	102	48	540	12	(9)	7
Avantis U.S. Equity Fund	708	578	389	146	1,043	69	(27)	13
Avantis U.S. Small Cap Value Fund	73	60	28	12	117	8	(2)	6
Focused Large Cap Value Fund	531	435	197	34	803	80	(20)	48
Growth Fund	—	743	209	145	679	14	6	14
Heritage Fund(3)	51	28	23	13	69	3	(4)	—
Mid Cap Value Fund	132	100	38	5	199	12	(5)	13
Small Cap Growth Fund	71	49	30	17	107	5	(6)	1
Emerging Markets Debt Fund	106	107	30	10	193	21	(5)	8
Global Bond Fund	836	1,013	222	(42)	1,585	184	(32)	62
Avantis Emerging Markets Equity Fund	15	18	8	4	29	3	(1)	1
Avantis International Equity Fund	352	254	174	84	516	45	(20)	10
Focused International Growth Fund	192	139	105	44	270	16	(22)	3
Global Real Estate Fund	84	58	25	3	120	10	(7)	1
International Small-Mid Cap Fund	9	3	4	1	9	1	(1)	—
International Value Fund	—	339	50	42	331	39	3	8
Focused Dynamic Growth Fund(3)	471	131	661	59	—	—	(101)	—
Non-U.S. Intrinsic Value Fund	217	62	301	22	—	—	(12)	—
Emerging Markets Fund	11	1	16	4	—	—	(4)	—
	$7,467	$8,237	$3,469	$527	$12,762	1,220	$(373)	$402
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$5,409	$3,700	$1,894	$(123)	$7,092	851	$(232)	$227
Avantis Short-Term Fixed Income Fund	556	429	87	(5)	893	96	(5)	14
High Income Fund	1,075	602	317	34	1,394	167	(43)	84
Inflation-Adjusted Bond Fund	924	596	158	(99)	1,263	120	(16)	63
Short Duration Inflation Protection Bond Fund	862	599	146	(62)	1,253	124	(6)	52
American Century Low Volatility ETF	822	268	213	77	954	21	(12)	12
Avantis U.S. Equity Fund	2,495	1,049	1,170	342	2,716	180	(51)	38
Avantis U.S. Small Cap Value Fund	250	119	128	27	268	17	(6)	16
Focused Large Cap Value Fund	1,802	755	646	84	1,995	198	(55)	128
Growth Fund	—	2,054	630	353	1,777	36	21	40
Heritage Fund(3)	258	82	143	50	247	10	(15)	—
Mid Cap Value Fund	446	173	158	16	477	30	(18)	35
Small Cap Growth Fund	244	85	114	42	257	12	(14)	2
Emerging Markets Debt Fund	426	208	108	33	559	62	(16)	25
Global Bond Fund	2,296	1,556	672	(92)	3,088	359	(90)	135
Avantis Emerging Markets Equity Fund	144	168	82	36	266	23	(14)	9
Avantis International Equity Fund	1,156	406	511	191	1,242	107	(50)	25
Focused International Growth Fund	642	218	281	90	669	40	(49)	8
Global Real Estate Fund	303	99	90	4	316	26	(21)	2
International Small-Mid Cap Fund	81	20	39	11	73	8	(10)	1
International Value Fund	—	820	146	95	769	91	3	21
Focused Dynamic Growth Fund(3)	1,665	226	1,985	94	—	—	(205)	—
Non-U.S. Intrinsic Value Fund	691	52	795	52	—	—	(30)	—
Emerging Markets Fund	129	9	166	28	—	—	(31)	—
	$22,676	$14,293	$10,679	$1,278	$27,568	2,578	$(965)	$937
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$578	$271	$95	$61	$815	18	$(9)	$11
Avantis U.S. Equity Fund	3,165	1,547	1,311	522	3,923	260	(124)	53
Avantis U.S. Small Cap Value Fund	302	157	118	38	379	25	(10)	22
Focused Dynamic Growth Fund(3)	2,130	589	2,642	285	362	7	(369)	—
Focused Large Cap Value Fund	2,161	1,139	676	111	2,735	272	(83)	174
Growth Fund	—	2,274	497	434	2,211	45	16	46
Heritage Fund(3)	407	156	183	83	463	18	(25)	—
Mid Cap Value Fund	528	251	132	14	661	41	(20)	48
Small Cap Growth Fund	294	113	90	49	366	18	(15)	2
Avantis Core Fixed Income Fund	5,182	4,376	1,948	(98)	7,512	902	(267)	234
Avantis Short-Term Fixed Income Fund	250	239	50	(2)	437	47	(3)	7
High Income Fund	1,171	800	337	38	1,672	201	(51)	100
Inflation-Adjusted Bond Fund	760	632	123	(92)	1,177	111	(14)	59
Short Duration Inflation Protection Bond Fund	525	516	98	(43)	900	89	(4)	37
Avantis Emerging Markets Equity Fund	272	337	95	67	581	51	(18)	17
Avantis International Equity Fund	1,328	564	478	251	1,665	144	(70)	32
Emerging Markets Fund	298	61	338	80	101	9	(82)	3
Focused International Growth Fund	739	336	297	118	896	53	(65)	10
Global Real Estate Fund	383	170	92	5	466	39	(28)	3
International Small-Mid Cap Fund	170	39	42	14	181	19	(12)	1
International Value Fund	—	862	80	108	890	105	1	23
Non-U.S. Intrinsic Value Fund	775	181	946	101	111	10	(52)	7
Emerging Markets Debt Fund	522	331	150	45	748	83	(24)	34
Global Bond Fund	2,090	1,709	594	(99)	3,106	361	(83)	137
	$24,030	$17,650	$11,412	$2,090	$32,358	2,928	$(1,411)	$1,060
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$210	$181	$41	$28	$378	8	$(7)	$4
Avantis U.S. Equity Fund	3,699	1,825	1,396	612	4,740	314	(196)	59
Avantis U.S. Small Cap Value Fund	343	161	113	43	434	28	(14)	23
Focused Dynamic Growth Fund(3)	2,503	955	2,400	594	1,652	33	(470)	—
Focused Large Cap Value Fund	2,437	1,402	772	136	3,203	318	(120)	185
Growth Fund	—	1,400	192	272	1,480	30	5	27
Heritage Fund(3)	556	226	236	120	666	27	(48)	—
Mid Cap Value Fund	589	309	156	20	762	47	(29)	50
Small Cap Growth Fund	333	148	116	65	430	21	(29)	2
Avantis Core Fixed Income Fund	4,475	4,116	1,981	(45)	6,565	788	(277)	190
Avantis Short-Term Fixed Income Fund	68	96	18	—	146	16	(1)	2
High Income Fund	1,093	794	311	37	1,613	194	(53)	88
Inflation-Adjusted Bond Fund	489	450	115	(52)	772	73	(15)	36
Short Duration Inflation Protection Bond Fund	140	209	32	(13)	304	30	(2)	11
Avantis Emerging Markets Equity Fund	405	387	127	88	753	66	(30)	21
Avantis International Equity Fund	1,415	712	547	274	1,854	160	(108)	32
Emerging Markets Fund	548	183	420	136	447	41	(128)	10
Focused International Growth Fund	795	444	344	135	1,030	61	(91)	10
Global Real Estate Fund	450	230	120	9	569	48	(39)	4
International Small-Mid Cap Fund	273	104	93	32	316	33	(30)	2
International Value Fund	—	532	13	69	588	69	—	14
Non-U.S. Intrinsic Value Fund	798	252	756	185	479	45	(94)	21
Emerging Markets Debt Fund	552	355	146	46	807	90	(27)	34
Global Bond Fund	1,695	1,530	602	(64)	2,559	298	(85)	106
	$23,866	$17,001	$11,047	$2,727	$32,547	2,838	$(1,888)	$931
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,726	$1,642	$891	$616	$5,093	338	$(105)	$66
Avantis U.S. Small Cap Value Fund	340	186	109	45	462	30	(9)	26
Focused Dynamic Growth Fund(3)	2,509	950	1,392	653	2,720	54	(287)	—
Focused Large Cap Value Fund	2,415	1,301	488	106	3,334	331	(65)	199
Growth Fund	—	553	16	127	664	14	—	12
Heritage Fund(3)	611	231	162	122	802	32	(27)	—
Mid Cap Value Fund	579	312	111	14	794	49	(17)	53
Small Cap Growth Fund	333	134	63	54	458	22	(12)	3
Avantis Core Fixed Income Fund	3,262	2,879	966	(104)	5,071	609	(131)	150
High Income Fund	818	625	176	20	1,287	154	(28)	72
Inflation-Adjusted Bond Fund	298	248	45	(37)	464	44	(6)	23
Avantis Emerging Markets Equity Fund	440	388	69	86	845	75	(14)	23
Avantis International Equity Fund	1,360	565	303	250	1,872	161	(52)	34
Emerging Markets Fund	656	290	311	121	756	70	(92)	17
Focused International Growth Fund	766	352	180	105	1,043	62	(46)	11
Global Real Estate Fund	461	227	62	(7)	619	52	(19)	4
International Small-Mid Cap Fund	319	127	46	20	420	43	(14)	2
International Value Fund	—	244	10	31	265	31	—	6
Non-U.S. Intrinsic Value Fund	744	282	447	206	785	74	(51)	35
Emerging Markets Debt Fund	432	313	87	34	692	77	(15)	30
Global Bond Fund	1,198	1,040	297	(69)	1,872	218	(41)	81
	$21,267	$12,889	$6,231	$2,393	$30,318	2,540	$(1,031)	$847
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$4,656	$2,345	$1,451	$801	$6,351	421	$(196)	$77
Avantis U.S. Small Cap Value Fund	419	273	141	63	614	40	(16)	30
Focused Dynamic Growth Fund(3)	3,128	1,736	1,601	930	4,193	84	(304)	—
Focused Large Cap Value Fund	3,043	1,705	773	150	4,125	410	(116)	238
Heritage Fund(3)	753	348	254	152	999	40	(39)	—
Mid Cap Value Fund	729	414	165	22	1,000	62	(30)	64
Small Cap Growth Fund	416	211	126	75	576	28	(22)	3
Avantis Emerging Markets Equity Fund	557	266	129	95	789	70	(31)	21
Avantis International Equity Fund	1,702	828	543	325	2,312	199	(100)	40
Emerging Markets Fund	833	477	261	130	1,179	108	(84)	25
Focused International Growth Fund	957	497	307	141	1,288	77	(79)	13
Global Real Estate Fund	575	328	155	15	763	64	(49)	5
International Small-Mid Cap Fund	393	181	91	33	516	53	(27)	3
Non-U.S. Intrinsic Value Fund	941	425	337	285	1,314	123	(57)	53
Avantis Core Fixed Income Fund	2,744	2,530	1,049	(52)	4,173	501	(144)	121
High Income Fund	693	501	165	19	1,048	126	(28)	58
Inflation-Adjusted Bond Fund	251	203	50	(28)	376	36	(6)	19
Emerging Markets Debt Fund	368	245	83	29	559	62	(15)	24
Global Bond Fund	1,011	827	253	(54)	1,531	178	(35)	65
	$24,169	$14,340	$7,934	$3,131	$33,706	2,682	$(1,378)	$859
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,445	$2,007	$903	$616	$5,165	343	$(116)	$62
Avantis U.S. Small Cap Value Fund	312	212	87	46	483	31	(8)	24
Focused Dynamic Growth Fund(3)	2,315	1,582	1,219	726	3,404	68	(223)	—
Focused Large Cap Value Fund	2,254	1,557	541	115	3,385	336	(78)	189
Heritage Fund(3)	561	308	189	126	806	32	(33)	—
Mid Cap Value Fund	539	339	89	12	801	50	(16)	50
Small Cap Growth Fund	307	179	82	60	464	23	(18)	2
Avantis Emerging Markets Equity Fund	412	231	72	72	643	57	(17)	17
Avantis International Equity Fund	1,260	701	325	252	1,888	163	(63)	32
Emerging Markets Fund	619	407	156	93	963	89	(52)	20
Focused International Growth Fund	709	423	198	108	1,042	62	(54)	10
Global Real Estate Fund	425	289	92	6	628	53	(28)	4
International Small-Mid Cap Fund	293	161	58	25	421	43	(19)	2
Non-U.S. Intrinsic Value Fund	698	390	238	228	1,078	101	(41)	43
Avantis Core Fixed Income Fund	1,395	1,298	417	(42)	2,234	268	(58)	63
High Income Fund	350	272	76	8	554	67	(13)	30
Inflation-Adjusted Bond Fund	125	107	21	(16)	195	18	(3)	10
Emerging Markets Debt Fund	186	132	37	14	295	33	(7)	13
Global Bond Fund	512	456	118	(32)	818	95	(16)	35
	$16,717	$11,051	$4,918	$2,417	$25,267	1,932	$(863)	$606
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$2,254	$1,337	$926	$405	$3,070	204	$(137)	$37
Avantis U.S. Small Cap Value Fund	202	138	87	30	283	18	(11)	14
Focused Dynamic Growth Fund(3)	1,498	1,005	941	473	2,035	41	(195)	—
Focused Large Cap Value Fund	1,476	1,025	584	91	2,008	199	(87)	114
Heritage Fund(3)	361	202	162	79	480	19	(27)	—
Mid Cap Value Fund	354	224	114	14	478	30	(22)	30
Small Cap Growth Fund	200	120	86	39	273	13	(15)	1
Avantis Emerging Markets Equity Fund	271	171	118	57	381	34	(28)	10
Avantis International Equity Fund	827	484	367	177	1,121	97	(79)	19
Emerging Markets Fund	407	287	206	87	575	53	(69)	13
Focused International Growth Fund	461	296	214	84	627	37	(60)	6
Global Real Estate Fund	280	194	119	20	375	31	(39)	2
International Small-Mid Cap Fund	191	112	74	24	253	26	(23)	1
Non-U.S. Intrinsic Value Fund	458	249	218	149	638	60	(47)	25
Avantis Core Fixed Income Fund	665	662	348	(3)	976	117	(46)	28
High Income Fund	168	140	72	8	244	29	(12)	13
Inflation-Adjusted Bond Fund	60	53	20	(6)	87	8	(3)	4
Emerging Markets Debt Fund	90	66	35	9	130	14	(6)	6
Global Bond Fund	245	227	105	(8)	359	42	(14)	15
	$10,468	$6,992	$4,796	$1,729	$14,393	1,072	$(920)	$338
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$1,028	$1,300	$403	$269	$2,194	146	$(55)	$23
Avantis U.S. Small Cap Value Fund	92	125	35	21	203	13	(5)	9
Focused Dynamic Growth Fund(3)	680	911	436	298	1,453	29	(79)	—
Focused Large Cap Value Fund	673	971	259	56	1,441	143	(36)	71
Heritage Fund(3)	165	199	68	50	346	14	(12)	—
Mid Cap Value Fund	162	220	45	8	345	21	(8)	19
Small Cap Growth Fund	91	111	29	24	197	10	(6)	1
Avantis Emerging Markets Equity Fund	124	163	52	36	271	24	(12)	6
Avantis International Equity Fund	377	462	140	106	805	69	(27)	12
Emerging Markets Fund	185	259	87	50	407	38	(29)	7
Focused International Growth Fund	210	279	86	46	449	27	(22)	4
Global Real Estate Fund	127	183	52	12	270	23	(17)	1
International Small-Mid Cap Fund	87	108	25	12	182	19	(8)	1
Non-U.S. Intrinsic Value Fund	209	239	91	93	450	42	(16)	16
Avantis Core Fixed Income Fund	249	420	129	(3)	537	65	(17)	14
High Income Fund	64	93	25	4	136	16	(3)	7
Inflation-Adjusted Bond Fund	23	36	7	(3)	49	5	(1)	2
Emerging Markets Debt Fund	34	46	11	4	73	8	(2)	3
Global Bond Fund	92	151	40	(4)	199	23	(6)	8
	$4,672	$6,276	$2,020	$1,079	$10,007	735	$(361)	$204
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$502	$601	$406	$110	$807	54	$(36)	$7
Avantis U.S. Small Cap Value Fund	45	57	37	9	74	5	(4)	3
Focused Dynamic Growth Fund(3)	333	379	322	146	536	11	(64)	—
Focused Large Cap Value Fund	329	432	269	38	530	53	(30)	23
Heritage Fund(3)	81	91	70	25	127	5	(11)	—
Mid Cap Value Fund	79	104	65	9	127	8	(10)	6
Small Cap Growth Fund	44	53	37	12	72	4	(6)	—
Avantis Emerging Markets Equity Fund	60	80	58	18	100	9	(9)	2
Avantis International Equity Fund	184	220	153	45	296	26	(18)	4
Emerging Markets Fund	90	126	95	31	152	14	(25)	2
Focused International Growth Fund	103	133	92	22	166	10	(16)	1
Global Real Estate Fund	61	87	63	14	99	8	(16)	1
International Small-Mid Cap Fund	43	54	39	9	67	7	(9)	—
Non-U.S. Intrinsic Value Fund	102	120	89	34	167	16	(9)	5
Avantis Core Fixed Income Fund	122	189	116	2	197	24	(11)	5
High Income Fund	31	43	27	3	50	6	(2)	3
Inflation-Adjusted Bond Fund	11	16	9	—	18	2	(1)	1
Emerging Markets Debt Fund	17	21	14	2	26	3	(2)	1
Global Bond Fund	45	68	41	1	73	8	(5)	2
	$2,282	$2,874	$2,002	$530	$3,684	273	$(284)	$66
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2015 Portfolio
Investor Class
2023	$9.41	0.26	(0.01)	0.25	(0.25)	(0.01)	(0.26)	$9.40	2.78%	0.57%	0.58%	2.88%	2.87%	36%	$512
2022	$10.51	0.29	(1.17)	(0.88)	(0.22)	—	(0.22)	$9.41	(8.57)%	0.57%	0.58%	1.58%	1.57%	29%	$383
2021(2)	$10.00	0.01(3)	0.50	0.51	—	—	—	$10.51	5.10%	0.56%(4)	0.58%(4)	0.52%(4)	0.50%(4)	—	$153
I Class
2023	$9.42	0.21	0.04	0.25	(0.26)	(0.01)	(0.27)	$9.40	2.87%	0.37%	0.38%	3.08%	3.07%	36%	$341
2022	$10.51	0.32	(1.17)	(0.85)	(0.24)	—	(0.24)	$9.42	(8.32)%	0.37%	0.38%	1.78%	1.77%	29%	$5
2021(2)	$10.00	0.04(3)	0.47	0.51	—	—	—	$10.51	5.10%	0.36%(4)	0.38%(4)	0.72%(4)	0.70%(4)	—	$5
A Class
2023	$9.40	0.25	(0.04)	0.21	(0.22)	(0.01)	(0.23)	$9.38	2.41%	0.82%	0.83%	2.63%	2.62%	36%	$5
2022	$10.49	0.26	(1.15)	(0.89)	(0.20)	—	(0.20)	$9.40	(8.68)%	0.82%	0.83%	1.33%	1.32%	29%	$5
2021(2)	$10.00	0.02(3)	0.47	0.49	—	—	—	$10.49	4.90%	0.81%(4)	0.83%(4)	0.27%(4)	0.25%(4)	—	$5
R Class
2023	$9.38	0.26	(0.07)	0.19	(0.20)	(0.01)	(0.21)	$9.36	2.15%	1.07%	1.08%	2.38%	2.37%	36%	$5
2022	$10.48	0.23	(1.15)	(0.92)	(0.18)	—	(0.18)	$9.38	(8.97)%	1.07%	1.08%	1.08%	1.07%	29%	$7
2021(2)	$10.00	0.01(3)	0.47	0.48	—	—	—	$10.48	4.80%	1.06%(4)	1.08%(4)	0.02%(4)	0.00%(4)(5)	—	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023	$9.43	0.32	(0.05)	0.27	(0.28)	(0.01)	(0.29)	$9.41	3.03%	0.22%	0.23%	3.23%	3.22%	36%	$3,683
2022	$10.52	0.26	(1.10)	(0.84)	(0.25)	—	(0.25)	$9.43	(8.20)%	0.22%	0.23%	1.93%	1.92%	29%	$3,789
2021(2)	$10.00	0.04(3)	0.48	0.52	—	—	—	$10.52	5.20%	0.21%(4)	0.23%(4)	0.87%(4)	0.85%(4)	—	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Annualized.
(5)Ratio was less than 0.005%.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2020 Portfolio
Investor Class
2023	$9.43	0.25	—(2)	0.25	(0.25)	—	(0.25)	$9.43	2.87%	0.57%	0.58%	2.75%	2.74%	30%	$1,310
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
2021(3)	$10.00	0.02(4)	0.55	0.57	—	—	—	$10.57	5.20%	0.57%(5)	0.58%(5)	0.66%(5)	0.65%(5)	137%	$15
I Class
2023	$9.43	0.29	(0.02)	0.27	(0.27)	—	(0.27)	$9.43	3.08%	0.37%	0.38%	2.95%	2.94%	30%	$11
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
2021(3)	$10.00	0.04(4)	0.54	0.58	—	—	—	$10.58	5.30%	0.37%(5)	0.38%(5)	0.86%(5)	0.85%(5)	137%	$11
A Class
2023	$9.41	0.24	(0.01)	0.23	(0.23)	—	(0.23)	$9.41	2.61%	0.82%	0.83%	2.50%	2.49%	30%	$10
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
2021(3)	$10.00	0.02(4)	0.54	0.56	—	—	—	$10.56	5.10%	0.82%(5)	0.83%(5)	0.41%(5)	0.40%(5)	137%	$11
R Class
2023	$9.39	0.22	(0.01)	0.21	(0.21)	—	(0.21)	$9.39	2.35%	1.07%	1.08%	2.25%	2.24%	30%	$13
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
2021(3)	$10.00	0.01(4)	0.54	0.55	—	—	—	$10.55	5.00%	1.07%(5)	1.08%(5)	0.16%(5)	0.15%(5)	137%	$11

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023	$9.44	0.29	(0.01)	0.28	(0.28)	—	(0.28)	$9.44	3.23%	0.22%	0.23%	3.10%	3.09%	30%	$11,418
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335
2021(3)	$10.00	0.04(4)	0.55	0.59	—	—	—	$10.59	5.40%	0.22%(5)	0.23%(5)	1.01%(5)	1.00%(5)	137%	$11

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2023	$9.30	0.25	0.08	0.33	(0.24)	(0.03)	(0.27)	$9.36	3.72%	0.57%	0.58%	2.75%	2.74%	41%	$4,323
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
2021(2)	$10.00	0.03(3)	0.52	0.55	—	—	—	$10.55	5.50%	0.57%(4)	0.58%(4)	0.85%(4)	0.84%(4)	24%	$1,629
I Class
2023	$9.31	0.28	0.07	0.35	(0.26)	(0.03)	(0.29)	$9.37	3.93%	0.37%	0.38%	2.95%	2.94%	41%	$5
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
2021(2)	$10.00	0.04(3)	0.52	0.56	—	—	—	$10.56	5.60%	0.37%(4)	0.38%(4)	1.05%(4)	1.04%(4)	24%	$5
A Class
2023	$9.28	0.25	0.07	0.32	(0.22)	(0.03)	(0.25)	$9.35	3.58%	0.82%	0.83%	2.50%	2.49%	41%	$5
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
2021(2)	$10.00	0.02(3)	0.52	0.54	—	—	—	$10.54	5.40%	0.82%(4)	0.83%(4)	0.60%(4)	0.59%(4)	24%	$5
R Class
2023	$9.27	0.22	0.06	0.28	(0.19)	(0.03)	(0.22)	$9.33	3.20%	1.07%	1.08%	2.25%	2.24%	41%	$28
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
2021(2)	$10.00	0.01(3)	0.52	0.53	—	—	—	$10.53	5.30%	1.07%(4)	1.08%(4)	0.35%(4)	0.34%(4)	24%	$13

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023	$9.32	0.30	0.06	0.36	(0.27)	(0.03)	(0.30)	$9.38	4.09%	0.22%	0.23%	3.10%	3.09%	41%	$23,207
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569
2021(2)	$10.00	0.04(3)	0.53	0.57	—	—	—	$10.57	5.70%	0.22%(4)	0.23%(4)	1.20%(4)	1.19%(4)	24%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2023	$9.25	0.23	0.21	0.44	(0.22)	(0.07)	(0.29)	$9.40	5.04%	0.58%	0.59%	2.61%	2.60%	36%	$4,126
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	—	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
2021(2)	$10.00	0.03(3)	0.55	0.58	—	—	—	$10.58	5.80%	0.57%(4)	0.58%(4)	0.68%(4)	0.67%(4)	3%	$2,002
I Class
2023	$9.27	0.26	0.19	0.45	(0.24)	(0.07)	(0.31)	$9.41	5.14%	0.38%	0.39%	2.81%	2.80%	36%	$5
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	—	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
2021(2)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.90%	0.37%(4)	0.38%(4)	0.88%(4)	0.87%(4)	3%	$5
A Class
2023	$9.24	0.21	0.21	0.42	(0.20)	(0.07)	(0.27)	$9.39	4.78%	0.83%	0.84%	2.36%	2.35%	36%	$6
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	—	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
2021(2)	$10.00	0.02(3)	0.55	0.57	—	—	—	$10.57	5.70%	0.82%(4)	0.83%(4)	0.43%(4)	0.42%(4)	3%	$5
R Class
2023	$9.23	0.19	0.20	0.39	(0.18)	(0.07)	(0.25)	$9.37	4.41%	1.08%	1.09%	2.11%	2.10%	36%	$160
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	—	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
2021(2)	$10.00	—(3)(5)	0.56	0.56	—	—	—	$10.56	5.60%	1.07%(4)	1.08%(4)	0.18%(4)	0.17%(4)	3%	$10

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023	$9.27	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	$9.42	5.41%	0.23%	0.24%	2.96%	2.95%	36%	$28,060
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	—	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448
2021(2)	$10.00	0.04(3)	0.55	0.59	—	—	—	$10.59	5.90%	0.22%(4)	0.23%(4)	1.03%(4)	1.02%(4)	3%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2023	$9.17	0.20	0.33	0.53	(0.21)	(0.08)	(0.29)	$9.41	6.18%	0.58%	0.58%	2.37%	2.37%	35%	$4,817
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	—	(0.28)	$9.17	(11.24)%	0.58%	0.58%	1.54%	1.54%	20%	$3,056
2021(2)	$10.00	0.02(3)	0.59	0.61	—	—	—	$10.61	6.10%	0.58%(4)	0.58%(4)	0.54%(4)	0.54%(4)	2%	$1,620
I Class
2023	$9.18	0.24	0.31	0.55	(0.23)	(0.08)	(0.31)	$9.42	6.39%	0.38%	0.38%	2.57%	2.57%	35%	$29
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	—	(0.30)	$9.18	(11.08)%	0.38%	0.38%	1.74%	1.74%	20%	$27
2021(2)	$10.00	0.03(3)	0.59	0.62	—	—	—	$10.62	6.20%	0.38%(4)	0.38%(4)	0.74%(4)	0.74%(4)	2%	$31
A Class
2023	$9.15	0.20	0.32	0.52	(0.19)	(0.08)	(0.27)	$9.40	6.03%	0.83%	0.83%	2.12%	2.12%	35%	$6
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	—	(0.26)	$9.15	(11.53)%	0.83%	0.83%	1.29%	1.29%	20%	$5
2021(2)	$10.00	0.01(3)	0.59	0.60	—	—	—	$10.60	6.00%	0.83%(4)	0.83%(4)	0.29%(4)	0.29%(4)	2%	$5
R Class
2023	$9.14	0.17	0.32	0.49	(0.17)	(0.08)	(0.25)	$9.38	5.66%	1.08%	1.08%	1.87%	1.87%	35%	$223
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	—	(0.24)	$9.14	(11.72)%	1.08%	1.08%	1.04%	1.04%	20%	$93
2021(2)	$10.00	—(3)(5)	0.59	0.59	—	—	—	$10.59	5.90%	1.08%(4)	1.08%(4)	0.04%(4)	0.04%(4)	2%	$18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023	$9.19	0.26	0.31	0.57	(0.25)	(0.08)	(0.33)	$9.43	6.55%	0.23%	0.23%	2.72%	2.72%	35%	$27,474
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	—	(0.31)	$9.19	(10.88)%	0.23%	0.23%	1.89%	1.89%	20%	$20,684
2021(2)	$10.00	0.04(3)	0.58	0.62	—	—	—	$10.62	6.20%	0.23%(4)	0.23%(4)	0.89%(4)	0.89%(4)	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2023	$9.14	0.19	0.45	0.64	(0.19)	(0.08)	(0.27)	$9.51	7.33%	0.58%	2.16%	21%	$2,876
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	1.29%	13%	$1,467
2021(2)	$10.00	0.01(3)	0.64	0.65	—	—	—	$10.65	6.50%	0.58%(4)	0.37%(4)	2%	$790
I Class
2023	$9.15	0.22	0.43	0.65	(0.20)	(0.08)	(0.28)	$9.52	7.54%	0.38%	2.36%	21%	$5
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	1.49%	13%	$5
2021(2)	$10.00	0.02(3)	0.64	0.66	—	—	—	$10.66	6.60%	0.38%(4)	0.57%(4)	2%	$5
A Class
2023	$9.12	0.18	0.43	0.61	(0.16)	(0.08)	(0.24)	$9.49	7.07%	0.83%	1.91%	21%	$33
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	1.04%	13%	$30
2021(2)	$10.00	0.01(3)	0.63	0.64	—	—	—	$10.64	6.40%	0.83%(4)	0.12%(4)	2%	$5
R Class
2023	$9.11	0.14	0.45	0.59	(0.14)	(0.08)	(0.22)	$9.48	6.80%	1.08%	1.66%	21%	$251
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	0.79%	13%	$111
2021(2)	$10.00	—(3)(5)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%(4)	(0.13)%(4)	2%	$33
R6 Class
2023	$9.16	0.23	0.44	0.67	(0.22)	(0.08)	(0.30)	$9.53	7.70%	0.23%	2.51%	21%	$27,154
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	1.64%	13%	$19,654
2021(2)	$10.00	0.03(3)	0.63	0.66	—	—	—	$10.66	6.60%	0.23%(4)	0.72%(4)	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2023	$9.15	0.17	0.57	0.74	(0.18)	(0.09)	(0.27)	$9.62	8.47%	0.58%	1.89%	24%	$2,792
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	—	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
2021(2)	$10.00	0.01(3)	0.67	0.68	—	—	—	$10.68	6.80%	0.58%(4)	0.24%(4)	10%	$431
I Class
2023	$9.16	0.20	0.55	0.75	(0.19)	(0.09)	(0.28)	$9.63	8.69%	0.38%	2.09%	24%	$15
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	—	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
2021(2)	$10.00	0.02(3)	0.67	0.69	—	—	—	$10.69	6.90%	0.38%(4)	0.44%(4)	10%	$5
A Class
2023	$9.14	0.17	0.54	0.71	(0.16)	(0.09)	(0.25)	$9.60	8.10%	0.83%	1.64%	24%	$5
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	—	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
2021(2)	$10.00	—(3)(5)	0.67	0.67	—	—	—	$10.67	6.70%	0.83%(4)	(0.01)%(4)	10%	$5
R Class
2023	$9.13	0.13	0.55	0.68	(0.13)	(0.09)	(0.22)	$9.59	7.83%	1.08%	1.39%	24%	$269
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	—	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
2021(2)	$10.00	(0.01)(3)	0.67	0.66	—	—	—	$10.66	6.60%	1.08%(4)	(0.26)%(4)	10%	$15
R6 Class
2023	$9.17	0.22	0.54	0.76	(0.21)	(0.09)	(0.30)	$9.63	8.74%	0.23%	2.24%	24%	$30,626
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	—	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372
2021(2)	$10.00	0.03(3)	0.67	0.70	—	—	—	$10.70	7.00%	0.23%(4)	0.59%(4)	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2023	$9.14	0.16	0.64	0.80	(0.16)	(0.09)	(0.25)	$9.69	9.20%	0.58%	1.73%	20%	$1,859
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	—	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
2021(2)	$10.00	0.01(3)	0.69	0.70	—	—	—	$10.70	7.10%	0.58%(4)	0.14%(4)	12%	$822
I Class
2023	$9.15	0.18	0.64	0.82	(0.18)	(0.09)	(0.27)	$9.70	9.42%	0.38%	1.93%	20%	$5
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	—	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
2021(2)	$10.00	0.02(3)	0.70	0.72	—	—	—	$10.72	7.20%	0.38%(4)	0.34%(4)	12%	$5
A Class
2023	$9.13	0.14	0.64	0.78	(0.14)	(0.09)	(0.23)	$9.68	8.93%	0.83%	1.48%	20%	$5
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	—	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
2021(2)	$10.00	—(3)(5)	0.70	0.70	—	—	—	$10.70	7.00%	0.83%(4)	(0.11)%(4)	12%	$5
R Class
2023	$9.11	0.11	0.65	0.76	(0.12)	(0.09)	(0.21)	$9.66	8.67%	1.08%	1.23%	20%	$231
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	—	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
2021(2)	$10.00	(0.01)(3)	0.69	0.68	—	—	—	$10.68	6.80%	1.08%(4)	(0.36)%(4)	12%	$105
R6 Class
2023	$9.16	0.19	0.64	0.83	(0.19)	(0.09)	(0.28)	$9.71	9.58%	0.23%	2.08%	20%	$23,167
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	—	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032
2021(2)	$10.00	0.03(3)	0.69	0.72	—	—	—	$10.72	7.20%	0.23%(4)	0.49%(4)	12%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2023	$9.14	0.14	0.70	0.84	(0.16)	(0.11)	(0.27)	$9.71	9.69%	0.58%	1.60%	34%	$1,296
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	—	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
2021(2)	$10.00	—(3)(4)	0.73	0.73	—	—	—	$10.73	7.30%	0.58%(5)	0.12%(5)	10%	$413
I Class
2023	$9.15	0.17	0.69	0.86	(0.18)	(0.11)	(0.29)	$9.72	9.90%	0.38%	1.80%	34%	$5
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	—	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
2021(2)	$10.00	0.02(3)	0.71	0.73	—	—	—	$10.73	7.30%	0.38%(5)	0.32%(5)	10%	$5
A Class
2023	$9.12	0.13	0.70	0.83	(0.14)	(0.11)	(0.25)	$9.70	9.54%	0.83%	1.35%	34%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	—	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
2021(2)	$10.00	—(3)(4)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%(5)	(0.13)%(5)	10%	$5
R Class
2023	$9.11	0.11	0.69	0.80	(0.12)	(0.11)	(0.23)	$9.68	9.16%	1.08%	1.10%	34%	$212
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	—	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
2021(2)	$10.00	(0.01)(3)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%(5)	(0.38)%(5)	10%	$19
R6 Class
2023	$9.16	0.18	0.70	0.88	(0.19)	(0.11)	(0.30)	$9.74	10.17%	0.23%	1.95%	34%	$12,875
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	—	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578
2021(2)	$10.00	0.02(3)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%(5)	0.47%(5)	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
(5)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2023	$9.15	0.14	0.75	0.89	(0.14)	(0.08)	(0.22)	$9.82	10.08%	0.59%	1.51%	23%	$1,535
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
2021(2)	$10.00	0.01(3)	0.72	0.73	—	—	—	$10.73	7.30%	0.58%(4)	0.19%(4)	13%	$304
I Class
2023	$9.16	0.17	0.73	0.90	(0.16)	(0.08)	(0.24)	$9.82	10.18%	0.39%	1.71%	23%	$12
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
2021(2)	$10.00	0.01(3)	0.72	0.73	—	—	—	$10.73	7.30%	0.38%(4)	0.39%(4)	13%	$5
A Class
2023	$9.13	0.12	0.74	0.86	(0.12)	(0.08)	(0.20)	$9.79	9.71%	0.84%	1.26%	23%	$6
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
2021(2)	$10.00	—(3)(5)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%(4)	(0.06)%(4)	13%	$5
R Class
2023	$9.12	0.20	0.64	0.84	(0.10)	(0.08)	(0.18)	$9.78	9.43%	1.09%	1.01%	23%	$87
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
2021(2)	$10.00	(0.01)(3)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%(4)	(0.31)%(4)	13%	$21
R6 Class
2023	$9.16	0.16	0.76	0.92	(0.17)	(0.08)	(0.25)	$9.83	10.46%	0.24%	1.86%	23%	$8,366
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871
2021(2)	$10.00	0.02(3)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%(4)	0.54%(4)	13%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2023	$9.19	0.14	0.73	0.87	(0.17)	(0.18)	(0.35)	$9.71	10.06%	0.59%	1.26%	64%	$2,032
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	—	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
2021(2)	$10.00	—(3)(4)	0.79	0.79	—	—	—	$10.79	7.90%	0.58%(5)	0.13%(5)	19%	$541
I Class
2023	$9.20	0.17	0.71	0.88	(0.19)	(0.18)	(0.37)	$9.71	10.17%	0.39%	1.46%	64%	$5
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	—	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
2021(2)	$10.00	0.02(3)	0.78	0.80	—	—	—	$10.80	8.00%	0.38%(5)	0.33%(5)	19%	$5
A Class
2023	$9.17	0.13	0.72	0.85	(0.15)	(0.18)	(0.33)	$9.69	9.80%	0.84%	1.01%	64%	$5
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	—	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
2021(2)	$10.00	—(3)(4)	0.78	0.78	—	—	—	$10.78	7.80%	0.83%(5)	(0.12)%(5)	19%	$5
R Class
2023	$9.16	0.11	0.71	0.82	(0.12)	(0.18)	(0.30)	$9.68	9.53%	1.09%	0.76%	64%	$297
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	—	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
2021(2)	$10.00	(0.01)(3)	0.78	0.77	—	—	—	$10.77	7.70%	1.08%(5)	(0.37)%(5)	19%	$49
R6 Class
2023	$9.21	0.21	0.68	0.89	(0.20)	(0.18)	(0.38)	$9.72	10.33%	0.24%	1.61%	64%	$1,345
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	—	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921
2021(2)	$10.00	0.02(3)	0.78	0.80	—	—	—	$10.80	8.00%	0.23%(5)	0.48%(5)	19%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)March 10, 2021 (fund inception) through July 31, 2021.
(3)Computed using average shares outstanding throughout the period.
(4)Per-share amount was less than $0.005.
(5)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Blend+ 2015 Portfolio, One Choice® Blend+ 2020 Portfolio, One Choice® Blend+ 2025 Portfolio, One Choice® Blend+ 2030 Portfolio, One Choice® Blend+ 2035 Portfolio, One Choice® Blend+ 2040 Portfolio, One Choice® Blend+ 2045 Portfolio, One Choice® Blend+ 2050 Portfolio, One Choice® Blend+ 2055 Portfolio, One Choice® Blend+ 2060 Portfolio, and One Choice® Blend+ 2065 Portfolio, eleven of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the two years then ended and the period from March 10, 2021 (commencement of operations) through July 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the two years then ended and the period from March 10, 2021 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 18, 2023

We have served as the auditor of one or more American Century investment companies since 1997.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire on December 31 of the year in which they reach their 75th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Brian Bulatao (1964)	Director	Since 2022	Chief Administrative Officer, Activision Blizzard, Inc. (2021 to present); Under Secretary of State for Management, U.S. Department of State (2018 to 2021); Chief Operating Officer, Central Intelligence Agency (2017 to 2018)	65	None
Thomas W. Bunn (1953)	Director	Since 2017	Retired	65	None
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	65	Alleghany Corporation (2021 to 2022)
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	65	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	65	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	65	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director and Board Chair	Since 2011 (Board Chair since 2022)	Retired	65	None
Gary C. Meltzer (1963)	Director	Since 2022	Advisor, Pontoro (2021 to present); Executive Advisor, Consultant and Investor, Harris Ariel Advisory LLC (2020 to present); Managing Partner, PricewaterhouseCoopers LLP (1985 to 2020)	65	ExcelFin Acquisition Corp., Apollo Realty Income Solutions, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired	116	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	148	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Funds are supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

107

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Asset Allocation
Portfolios, Inc.:

	Affirmative	Withhold
Brian Bulatao	$8,582,345,051	$563,235,224
Chris H. Cheesman	$8,707,646,938	$437,933,337
Rajesh K. Gupta	$8,679,529,882	$466,050,393
Lynn M. Jenkins	$8,621,650,078	$523,930,197
Gary C. Meltzer	$8,661,710,317	$483,869,958

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

108

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

109

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2023.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2023 as qualified for the corporate dividends received deduction.

One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
$16,875	$42,271	$110,121	$142,304	$142,414	$145,187

One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
$169,672	$135,017	$80,866	$50,983	$16,589

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2023.

One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
$3,071	—	$63,521	$191,301	$208,128	$208,049

One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
$247,887	$182,923	$125,438	$53,732	$39,015

110

For the fiscal year ended July 31, 2023, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Blend+ 2015 Portfolio	$419	$0.0009	$7,161	$0.0148
One Choice Blend+ 2020 Portfolio	$1,116	$0.0008	$18,368	$0.0136
One Choice Blend+ 2025 Portfolio	$3,637	$0.0012	$55,076	$0.0187
One Choice Blend+ 2030 Portfolio	$5,888	$0.0017	$82,656	$0.0241
One Choice Blend+ 2035 Portfolio	$7,534	$0.0022	$98,954	$0.0287
One Choice Blend+ 2040 Portfolio	$9,161	$0.0029	$116,401	$0.0366
One Choice Blend+ 2045 Portfolio	$11,170	$0.0032	$140,871	$0.0403
One Choice Blend+ 2050 Portfolio	$8,923	$0.0034	$112,487	$0.0432
One Choice Blend+ 2055 Portfolio	$5,297	$0.0036	$66,758	$0.0451
One Choice Blend+ 2060 Portfolio	$3,306	$0.0032	$41,665	$0.0409
One Choice Blend+ 2065 Portfolio	$1,021	$0.0027	$12,740	$0.0336
111

Notes

112

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97414 2309

Annual Report

July 31, 2023

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Stocks Rallied Despite Ongoing Challenges

After delivering modest gains early in the fiscal year, global stocks—most notably U.S. stocks—rallied through the first seven months of 2023. This bounce back, which occurred despite ongoing volatility and rising interest rates, led to strong 12-month performance for most broad stock indices. Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign largely fueled the optimism.

Inflation’s steady slowdown, mounting recession worries and a series of U.S. regional bank failures prompted investors to regularly recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, the Fed and its developed markets peers continued to raise rates through period-end.

In June, the Fed bucked the trend of developed markets central banks and paused after 10 consecutive rate hikes. But the break was short-lived. The central bank resumed its tightening campaign in July, raising rates another quarter point to a range of 5.25% to 5.5%, a 22-year high. Citing still-higher-than-target inflation and still-strong economic data, policymakers left their tightening options open. Inflation remained even higher in the eurozone and the U.K., prompting central bankers there to steadily raise interest rates.

Despite the inflation and rate backdrops, better-than-expected corporate earnings helped the S&P 500 Index return 21% for the seven months ended July 31, 2023. For the 12-month period, the S&P 500 Index returned 13%. Global and style-focused stock index returns were even stronger. Meanwhile, amid high inflation and central bank tightening, government bond yields surged, and global and U.S. bond returns declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative
Investor Class	AONIX	0.21%	3.19%	3.51%	—	9/30/04
R Class	AORHX	-0.29%	2.68%	—	2.61%	3/20/15
One Choice Portfolio: Conservative
Investor Class	AOCIX	3.33%	4.31%	4.91%	—	9/30/04
R Class	AORSX	2.74%	3.79%	—	3.74%	3/20/15
One Choice Portfolio: Moderate
Investor Class	AOMIX	5.95%	5.57%	6.34%	—	9/30/04
R Class	AORMX	5.42%	5.05%	—	5.03%	3/20/15
One Choice Portfolio: Aggressive
Investor Class	AOGIX	8.42%	6.72%	7.63%	—	9/30/04
R Class	AORYX	7.92%	6.19%	—	6.15%	3/20/15
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	10.86%	7.46%	8.73%	—	9/30/04
R Class	AORVX	10.33%	6.92%	—	7.09%	3/20/15
Russell 3000 Index	—	12.65%	11.44%	12.13%	—	—
Bloomberg U.S. Aggregate Bond Index	—	-3.37%	0.75%	1.49%	—	—
Average annual returns since inception are presented when ten years of performance history is not available.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Bloomberg U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
3

Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Conservative
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $14,125

Russell 3000 Index — $31,435

Bloomberg U.S. Aggregate Bond Index — $11,601

Growth of $10,000 Over 10 Years of One Choice Portfolio: Conservative
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $16,148

Russell 3000 Index — $31,435

Bloomberg U.S. Aggregate Bond Index — $11,601

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
4

Growth of $10,000 Over 10 Years of One Choice Portfolio: Moderate
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $18,488

Russell 3000 Index — $31,435

Bloomberg U.S. Aggregate Bond Index — $11,601

Growth of $10,000 Over 10 Years of One Choice Portfolio: Aggressive
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $20,868

Russell 3000 Index — $31,435

Bloomberg U.S. Aggregate Bond Index — $11,601

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
5

Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Aggressive
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $23,098

Russell 3000 Index — $31,435

Bloomberg U.S. Aggregate Bond Index — $11,601

Total Annual Fund Operating Expenses
	Investor Class	R Class
One Choice Portfolio: Very Conservative	0.69%	1.19%
One Choice Portfolio: Conservative	0.79%	1.29%
One Choice Portfolio: Moderate	0.87%	1.37%
One Choice Portfolio: Aggressive	0.93%	1.43%
One Choice Portfolio: Very Aggressive	1.04%	1.54%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
6

Portfolio Commentary

Portfolio Managers: Richard Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and Brian Garbe

Performance Summary

For the fiscal year ended July 31, 2023, returns of the One Choice® Target Risk Portfolios (the Portfolios) ranged from 0.21%* for One Choice Portfolio: Very Conservative to 10.86% for One Choice Portfolio: Very Aggressive. See pages 3-6 for more detailed performance information. The period was characterized by a hawkish approach in U.S. Federal Reserve (Fed) policy that impacted rates, the economy and markets. As interest rates rose and economic growth slowed, global bonds lost value and global equity markets sold off initially before both reversed course later in the period.

In a mixed market environment, our strategic diversification helped manage volatility. Nearly all stock holdings delivered positive absolute returns, while the opposite was true for bond holdings. Growth-oriented U.S. equities and value-oriented non-U.S. equities were the best performers, while emerging markets bonds also delivered positive returns. Security selection and tactical allocation decisions had mixed effects on performance.

Market Overview

Global stocks rose over the past 12 months. After falling sharply in the second half of 2022 due to rising inflation, the Fed’s interest rate increases and the ongoing war in Ukraine, stocks staged a strong rebound from October 2022 through period-end. They benefited as inflation eased, concerns about a possible recession faded and corporate earnings mostly beat consensus expectations. Bonds finished down, having declined substantially early in the 12-month period before rebounding early in 2023. Nevertheless, stronger-than-expected economic data and the debt ceiling crisis weighed on U.S. government bonds in particular.

Portfolio Performance

Each One Choice Target Risk Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio.

The Portfolios gained in value against a shifting backdrop for financial markets. Virtually all equity holdings across the Portfolios delivered positive absolute returns, led by Non-U.S. Intrinsic Value Fund, International Value Fund, Growth Fund and Disciplined Growth Fund. Real Estate Fund and Global Real Estate Fund were the only equity holdings with negative returns. On the bond side, several funds detracted on an absolute basis, including Inflation-Adjusted Bond Fund and Diversified Bond Fund. Conversely, Emerging Markets Debt Fund and High Income Fund posted positive returns. International Small-Mid Cap Fund and International Growth Fund underperformed their benchmarks by the widest margin, while Non-U.S. Intrinsic Value Fund and Small Cap Value Fund performed best on a relative basis.

Portfolio Strategy

Our tactical allocation decisions had a mixed effect. On the one hand, it was detrimental to underweight stocks in favor of short-term bonds in 2023. And within U.S. equities, it hurt to favor value over growth stocks. However, it was beneficial to underweight real estate investments and to favor non-U.S. over U.S. stocks. In an environment of strong performance for equities, security selection contributed in Very Aggressive Portfolio and Aggressive Portfolio, but detracted in Moderate Portfolio, Conservative Portfolio and Very Conservative Portfolio.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See page 3 for returns for all share classes.
7

Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2023
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Domestic Fixed Income Funds	57.5%	38.5%	25.3%	15.0%	—
Domestic Equity Funds	23.9%	33.6%	45.1%	56.3%	65.7%
International Fixed Income Funds	18.6%	15.8%	9.0%	4.5%	—
International Equity Funds	—	12.1%	20.6%	24.2%	34.3%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—
(1)Category is less than 0.05% of total net assets.
8

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,012.60	$0.00	0.00%(2)
R Class	$1,000	$1,010.10	$2.49	0.50%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(2)
R Class	$1,000	$1,022.32	$2.51	0.50%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,028.60	$0.00	0.00%(2)
R Class	$1,000	$1,025.20	$2.51	0.50%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(2)
R Class	$1,000	$1,022.32	$2.51	0.50%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,042.70	$0.00	0.00%(2)
R Class	$1,000	$1,040.20	$2.53	0.50%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(2)
R Class	$1,000	$1,022.32	$2.51	0.50%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,056.60	$0.00	0.00%(2)
R Class	$1,000	$1,054.40	$2.55	0.50%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(2)
R Class	$1,000	$1,022.32	$2.51	0.50%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,068.90	$0.00	0.00%(2)
R Class	$1,000	$1,065.60	$2.56	0.50%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(2)
R Class	$1,000	$1,022.32	$2.51	0.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
10

Schedules of Investments

JULY 31, 2023

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 57.5%
Diversified Bond Fund Investor Class	8,136,805	$74,695,867
High Income Fund Investor Class	595,923	4,964,037
Inflation-Adjusted Bond Fund Investor Class	4,624,580	48,881,808
Short Duration Fund Investor Class	6,725,082	64,964,292
Short Duration Inflation Protection Bond Fund Investor Class	5,755,930	57,616,855
		251,122,859
Domestic Equity Funds — 23.9%
Disciplined Growth Fund Investor Class(2)	254,058	5,688,354
Focused Large Cap Value Fund Investor Class	2,800,453	28,116,549
Growth Fund Investor Class	169,318	8,015,510
Heritage Fund Investor Class(2)	496,255	10,699,261
Mid Cap Value Fund Investor Class	934,763	15,040,344
Real Estate Fund Investor Class	201,279	4,774,350
Small Cap Growth Fund Investor Class(2)	138,368	2,558,429
Small Cap Value Fund Investor Class	244,358	2,492,455
Sustainable Equity Fund Investor Class	588,812	27,067,686
		104,452,938
International Fixed Income Funds — 18.6%
Emerging Markets Debt Fund Investor Class	1,067,860	9,589,381
Global Bond Fund Investor Class	4,713,482	40,158,870
International Bond Fund Investor Class(2)	2,967,601	31,278,519
		81,026,770
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $432,759,333)		436,602,567
OTHER ASSETS AND LIABILITIES†		(62)
TOTAL NET ASSETS — 100.0%		$436,602,505

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
11

JULY 31, 2023

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 38.5%
Diversified Bond Fund Investor Class	21,585,319	$198,153,224
High Income Fund Investor Class	1,503,589	12,524,897
Inflation-Adjusted Bond Fund Investor Class	9,382,791	99,176,097
Short Duration Fund Investor Class	8,109,483	78,337,601
Short Duration Inflation Protection Bond Fund Investor Class	5,936,032	59,419,679
		447,611,498
Domestic Equity Funds — 33.6%
Disciplined Growth Fund Investor Class(2)	1,135,735	25,429,104
Focused Large Cap Value Fund Investor Class	8,954,064	89,898,798
Growth Fund Investor Class	890,711	42,166,235
Heritage Fund Investor Class(2)	2,289,476	49,361,110
Mid Cap Value Fund Investor Class	3,377,882	54,350,117
Small Cap Growth Fund Investor Class(2)	521,688	9,646,014
Small Cap Value Fund Investor Class	920,662	9,390,756
Sustainable Equity Fund Investor Class	2,401,412	110,392,923
		390,635,057
International Fixed Income Funds — 15.8%
Emerging Markets Debt Fund Investor Class	2,808,028	25,216,088
Global Bond Fund Investor Class	11,049,738	94,143,769
International Bond Fund Investor Class(2)	6,135,278	64,665,830
		184,025,687
International Equity Funds — 12.1%
Global Real Estate Fund Investor Class(2)	1,029,865	12,245,091
International Growth Fund Investor Class(2)	4,692,966	57,911,203
International Small-Mid Cap Fund Investor Class(2)	1,286,936	12,161,546
International Value Fund Investor Class	6,858,977	57,958,356
		140,276,196
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,104,870,315)		1,162,548,438
OTHER ASSETS AND LIABILITIES†		(3,606)
TOTAL NET ASSETS — 100.0%		$1,162,544,832

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
12

JULY 31, 2023

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.1%
Disciplined Growth Fund Investor Class(2)	1,466,085	$32,825,646
Focused Dynamic Growth Fund Investor Class(2)	692,545	32,618,867
Focused Large Cap Value Fund Investor Class	17,102,602	171,710,127
Growth Fund Investor Class	1,822,150	86,260,585
Heritage Fund Investor Class(2)	5,093,109	109,807,439
Mid Cap Value Fund Investor Class	6,254,743	100,638,812
Small Cap Growth Fund Investor Class(2)	1,327,647	24,548,186
Small Cap Value Fund Investor Class	2,335,093	23,817,946
Sustainable Equity Fund Investor Class	5,204,822	239,265,658
		821,493,266
Domestic Fixed Income Funds — 25.3%
Core Plus Fund Investor Class	25,366,126	232,607,378
High Income Fund Investor Class	2,263,211	18,852,544
Inflation-Adjusted Bond Fund Investor Class	10,026,271	105,977,687
Short Duration Fund Investor Class	8,887,442	85,852,692
Short Duration Inflation Protection Bond Fund Investor Class	1,793,187	17,949,800
		461,240,101
International Equity Funds — 20.6%
Emerging Markets Fund Investor Class	5,768,717	60,167,722
Global Real Estate Fund Investor Class(2)	1,548,674	18,413,737
International Growth Fund Investor Class(2)	10,027,845	123,743,602
International Small-Mid Cap Fund Investor Class(2)	3,875,996	36,628,160
International Value Fund Investor Class	10,347,413	87,435,641
Non-U.S. Intrinsic Value Fund Investor Class	4,686,477	49,395,465
		375,784,327
International Fixed Income Funds — 9.0%
Emerging Markets Debt Fund Investor Class	4,237,375	38,051,631
Global Bond Fund Investor Class	10,481,361	89,301,193
International Bond Fund Investor Class(2)	3,371,124	35,531,652
		162,884,476
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,638,654,759)		1,821,402,170
OTHER ASSETS AND LIABILITIES†		(1,122)
TOTAL NET ASSETS — 100.0%		$1,821,401,048

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
13

JULY 31, 2023

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.3%
Focused Dynamic Growth Fund Investor Class(2)	915,429	$43,116,698
Focused Large Cap Value Fund Investor Class	11,375,706	114,212,092
Growth Fund Investor Class	1,383,276	65,484,308
Heritage Fund Investor Class(2)	3,233,263	69,709,150
Mid Cap Value Fund Investor Class	3,956,475	63,659,684
Small Cap Growth Fund Investor Class(2)	802,624	14,840,516
Small Cap Value Fund Investor Class	1,402,040	14,300,803
Sustainable Equity Fund Investor Class	2,791,999	128,348,188
		513,671,439
International Equity Funds — 24.2%
Emerging Markets Fund Investor Class	4,129,273	43,068,314
Global Real Estate Fund Investor Class(2)	767,855	9,129,797
International Growth Fund Investor Class(2)	5,610,341	69,231,605
International Small-Mid Cap Fund Investor Class(2)	2,406,908	22,745,285
International Value Fund Investor Class	4,817,894	40,711,208
Non-U.S. Intrinsic Value Fund Investor Class	3,437,952	36,236,015
		221,122,224
Domestic Fixed Income Funds — 15.0%
Core Plus Fund Investor Class	6,303,850	57,806,309
High Income Fund Investor Class	3,282,089	27,339,804
Inflation-Adjusted Bond Fund Investor Class	2,481,793	26,232,555
Short Duration Fund Investor Class	1,705,494	16,475,070
Short Duration Inflation Protection Bond Fund Investor Class	890,798	8,916,887
		136,770,625
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund Investor Class	1,570,175	14,100,171
Global Bond Fund Investor Class	3,111,805	26,512,578
		40,612,749
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $751,188,126)		912,177,037
OTHER ASSETS AND LIABILITIES†		(5,021)
TOTAL NET ASSETS — 100.0%		$912,172,016

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
14

JULY 31, 2023

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.7%
Focused Dynamic Growth Fund Investor Class(2)	453,676	$21,368,155
Focused Large Cap Value Fund Investor Class	4,485,417	45,033,588
Growth Fund Investor Class	699,125	33,096,558
Heritage Fund Investor Class(2)	1,394,993	30,076,049
Mid Cap Value Fund Investor Class	1,634,602	26,300,753
Small Cap Growth Fund Investor Class(2)	481,794	8,908,376
Small Cap Value Fund Investor Class	850,119	8,671,210
Sustainable Equity Fund Investor Class	1,130,325	51,961,041
		225,415,730
International Equity Funds — 34.3%
Emerging Markets Fund Investor Class	2,529,139	26,378,922
Global Real Estate Fund Investor Class(2)	548,089	6,516,781
International Growth Fund Investor Class(2)	2,805,312	34,617,553
International Small-Mid Cap Fund Investor Class(2)	1,729,118	16,340,167
International Value Fund Investor Class	1,814,920	15,336,077
Non-U.S. Intrinsic Value Fund Investor Class	1,740,381	18,343,620
		117,533,120
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $263,770,247)		342,948,850
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$342,948,850

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
15

Statements of Assets and Liabilities

JULY 31, 2023
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $432,759,333, $1,104,870,315 and $1,638,654,759, respectively)	$436,602,567	$1,162,548,438	$1,821,402,170
Receivable for investments sold	961,718	1,299,766	1,297,157
Receivable for capital shares sold	77,493	92,527	908,047
Distributions receivable from affiliates	454,434	904,567	1,116,381
	438,096,212	1,164,845,298	1,824,723,755

Liabilities
Payable for investments purchased	454,434	904,567	1,116,381
Payable for capital shares redeemed	1,038,232	1,395,022	2,204,308
Distribution and service fees payable	1,041	877	2,018
	1,493,707	2,300,466	3,322,707

Net Assets	$436,602,505	$1,162,544,832	$1,821,401,048

Net Assets Consist of:
Capital (par value and paid-in surplus)	$446,616,283	$1,134,653,735	$1,684,926,799
Distributable earnings (loss)	(10,013,778)	27,891,097	136,474,249
	$436,602,505	$1,162,544,832	$1,821,401,048

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$434,209,938	39,315,841	$11.04
R Class, $0.01 Par Value	$2,392,567	216,473	$11.05
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,160,447,920	93,685,984	$12.39
R Class, $0.01 Par Value	$2,096,912	169,318	$12.38
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,816,522,820	128,998,987	$14.08
R Class, $0.01 Par Value	$4,878,228	346,527	$14.08

See Notes to Financial Statements.
16

JULY 31, 2023
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $751,188,126 and $263,770,247, respectively)	$912,177,037	$342,948,850
Receivable for investments sold	714,645	—
Receivable for capital shares sold	3,889,660	887,644
Distributions receivable from affiliates	374,209	—
	917,155,551	343,836,494

Liabilities
Payable for investments purchased	374,209	793,652
Payable for capital shares redeemed	4,607,035	91,329
Distribution and service fees payable	2,291	2,663
	4,983,535	887,644

Net Assets	$912,172,016	$342,948,850

Net Assets Consist of:
Capital (par value and paid-in surplus)	$775,188,903	$280,208,689
Distributable earnings (loss)	136,983,113	62,740,161
	$912,172,016	$342,948,850

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$906,625,221	61,522,479	$14.74
R Class, $0.01 Par Value	$5,546,795	376,652	$14.73
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$336,502,393	19,534,717	$17.23
R Class, $0.01 Par Value	$6,446,457	374,445	$17.22

See Notes to Financial Statements.
17

Statements of Operations

YEAR ENDED JULY 31, 2023
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$15,503,634	$31,796,332	$40,787,428

Expenses:
Distribution and service fees - R Class	11,388	10,199	24,788
Directors' fees and expenses	14,873	37,761	56,873
Proxy solicitation expenses	9,880	18,905	27,472
Other expenses	31	130	276
	36,172	66,995	109,409

Net investment income (loss)	15,467,462	31,729,337	40,678,019

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(8,460,759)	(19,986,538)	(24,480,564)
Capital gain distributions received from underlying funds	3,777,907	10,387,432	19,356,482
	(4,682,852)	(9,599,106)	(5,124,082)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(11,456,927)	11,182,392	64,915,387

Net realized and unrealized gain (loss) on affiliates	(16,139,779)	1,583,286	59,791,305

Net Increase (Decrease) in Net Assets Resulting from Operations	$(672,317)	$33,312,623	$100,469,324

See Notes to Financial Statements.
18

YEAR ENDED JULY 31, 2023
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$17,162,365	$3,801,932

Expenses:
Distribution and service fees - R Class	24,271	26,815
Directors' fees and expenses	28,078	10,390
Proxy solicitation expenses	20,504	9,320
Other expenses	156	63
	73,009	46,588

Net investment income (loss)	17,089,356	3,755,344

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(16,670,760)	(10,001,020)
Capital gain distributions received from underlying funds	12,293,197	5,107,453
	(4,377,563)	(4,893,567)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	57,312,491	34,844,520

Net realized and unrealized gain (loss) on affiliates	52,934,928	29,950,953

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,024,284	$33,706,297
See Notes to Financial Statements.
19

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$15,467,462	$18,325,385	$31,729,337	$54,351,423
Net realized gain (loss)	(4,682,852)	16,599,138	(9,599,106)	73,079,318
Change in net unrealized appreciation (depreciation)	(11,456,927)	(70,214,396)	11,182,392	(257,262,446)
Net increase (decrease) in net assets resulting from operations	(672,317)	(35,289,873)	33,312,623	(129,831,705)

Distributions to Shareholders
From earnings:
Investor Class	(31,122,338)	(33,825,632)	(101,507,450)	(115,551,570)
R Class	(138,804)	(103,325)	(170,559)	(136,670)
Decrease in net assets from distributions	(31,261,142)	(33,928,957)	(101,678,009)	(115,688,240)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(30,103,365)	41,327,920	(23,986,357)	46,423,731

Net increase (decrease) in net assets	(62,036,824)	(27,890,910)	(92,351,743)	(199,096,214)

Net Assets
Beginning of period	498,639,329	526,530,239	1,254,896,575	1,453,992,789
End of period	$436,602,505	$498,639,329	$1,162,544,832	$1,254,896,575

See Notes to Financial Statements.
20

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$40,678,019	$86,479,167	$17,089,356	$45,523,292
Net realized gain (loss)	(5,124,082)	139,051,972	(4,377,563)	81,141,763
Change in net unrealized appreciation (depreciation)	64,915,387	(462,386,161)	57,312,491	(254,398,292)
Net increase (decrease) in net assets resulting from operations	100,469,324	(236,855,022)	70,024,284	(127,733,237)

Distributions to Shareholders
From earnings:
Investor Class	(163,873,048)	(197,569,118)	(89,027,672)	(102,997,622)
R Class	(450,933)	(471,737)	(470,701)	(471,804)
Decrease in net assets from distributions	(164,323,981)	(198,040,855)	(89,498,373)	(103,469,426)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	40,512,101	94,545,565	20,707,548	58,711,106

Net increase (decrease) in net assets	(23,342,556)	(340,350,312)	1,233,459	(172,491,557)

Net Assets
Beginning of period	1,844,743,604	2,185,093,916	910,938,557	1,083,430,114
End of period	$1,821,401,048	$1,844,743,604	$912,172,016	$910,938,557

See Notes to Financial Statements.
21

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$3,755,344	$17,070,266
Net realized gain (loss)	(4,893,567)	35,147,596
Change in net unrealized appreciation (depreciation)	34,844,520	(110,188,438)
Net increase (decrease) in net assets resulting from operations	33,706,297	(57,970,576)

Distributions to Shareholders
From earnings:
Investor Class	(34,957,792)	(37,268,908)
R Class	(546,234)	(487,089)
Decrease in net assets from distributions	(35,504,026)	(37,755,997)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,152,404	30,385,890

Net increase (decrease) in net assets	6,354,675	(65,340,683)

Net Assets
Beginning of period	336,594,175	401,934,858
End of period	$342,948,850	$336,594,175

See Notes to Financial Statements.
22

Notes to Financial Statements

JULY 31, 2023

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

23

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2023 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2023 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$58,917,935	$144,335,149	$221,020,396	$121,128,713	$46,699,410
Sales	$101,036,233	$227,879,628	$284,796,454	$160,537,127	$65,188,235

24

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	4,295,034	$47,908,584	9,195,049	$116,475,915
Issued in reinvestment of distributions	2,862,749	30,596,022	2,610,214	33,338,231
Redeemed	(9,832,725)	(108,998,735)	(8,705,748)	(109,185,414)
	(2,674,942)	(30,494,129)	3,099,515	40,628,732
R Class
Sold	83,263	917,115	97,854	1,219,846
Issued in reinvestment of distributions	12,956	138,504	8,080	103,273
Redeemed	(60,438)	(664,855)	(48,405)	(623,931)
	35,781	390,764	57,529	699,188
Net increase (decrease)	(2,639,161)	$(30,103,365)	3,157,044	$41,327,920
One Choice Portfolio: Conservative
Investor Class
Sold	6,084,501	$74,953,183	9,930,542	$144,300,959
Issued in reinvestment of distributions	8,544,788	99,250,594	7,711,112	113,181,297
Redeemed	(16,195,479)	(198,440,150)	(14,810,876)	(211,560,900)
	(1,566,190)	(24,236,373)	2,830,778	45,921,356
R Class
Sold	72,167	881,614	45,443	631,654
Issued in reinvestment of distributions	14,704	170,559	9,310	136,670
Redeemed	(64,731)	(802,157)	(18,548)	(265,949)
	22,140	250,016	36,205	502,375
Net increase (decrease)	(1,544,050)	$(23,986,357)	2,866,983	$46,423,731
One Choice Portfolio: Moderate
Investor Class
Sold	8,848,896	$121,843,760	10,046,556	$167,344,960
Issued in reinvestment of distributions	12,497,701	160,498,699	11,522,336	193,977,295
Redeemed	(17,647,327)	(241,814,741)	(16,482,090)	(267,919,049)
	3,699,270	40,527,718	5,086,802	93,403,206
R Class
Sold	85,660	1,183,183	103,457	1,674,330
Issued in reinvestment of distributions	35,171	450,915	27,986	471,737
Redeemed	(120,840)	(1,649,715)	(63,653)	(1,003,708)
	(9)	(15,617)	67,790	1,142,359
Net increase (decrease)	3,699,261	$40,512,101	5,154,592	$94,545,565

25

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	4,930,076	$70,110,928	5,096,871	$88,581,600
Issued in reinvestment of distributions	6,727,180	87,303,413	5,714,023	101,138,208
Redeemed	(9,770,100)	(137,772,897)	(7,793,154)	(131,881,555)
	1,887,156	19,641,444	3,017,740	57,838,253
R Class
Sold	97,195	1,374,672	87,841	1,509,889
Issued in reinvestment of distributions	36,180	470,701	26,610	471,804
Redeemed	(55,490)	(779,269)	(66,621)	(1,108,840)
	77,885	1,066,104	47,830	872,853
Net increase (decrease)	1,965,041	$20,707,548	3,065,570	$58,711,106
One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,772,910	$28,894,797	2,491,609	$52,236,426
Issued in reinvestment of distributions	2,310,745	34,152,802	1,725,501	36,218,274
Redeemed	(3,479,229)	(56,444,627)	(2,968,382)	(59,161,740)
	604,426	6,602,972	1,248,728	29,292,960
R Class
Sold	115,505	1,886,697	109,944	2,209,794
Issued in reinvestment of distributions	36,803	545,426	23,128	486,618
Redeemed	(53,870)	(882,691)	(81,467)	(1,603,482)
	98,438	1,549,432	51,605	1,092,930
Net increase (decrease)	702,864	$8,152,404	1,300,333	$30,385,890

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

26

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2023 and July 31, 2022 were as follows:

	2023		2022
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$15,287,377	$15,973,765	$20,290,641	$13,638,316
One Choice Portfolio: Conservative	$32,144,299	$69,533,710	$56,583,759	$59,104,481
One Choice Portfolio: Moderate	$42,283,665	$122,040,316	$93,331,423	$104,709,432
One Choice Portfolio: Aggressive	$17,673,181	$71,825,192	$45,361,778	$58,107,648
One Choice Portfolio: Very Aggressive	$3,764,336	$31,739,690	$16,702,738	$21,053,259

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$442,133,994	$1,123,483,464	$1,669,885,585
Gross tax appreciation of investments	$29,622,187	$118,106,728	$253,448,494
Gross tax depreciation of investments	(35,153,614)	(79,041,754)	(101,931,909)
Net tax appreciation (depreciation) of investments	$(5,531,427)	$39,064,974	$151,516,585
Undistributed ordinary income	$338,823	$672,583	$804,436
Accumulated short-term capital losses	$(2,356,667)	$(5,275,105)	$(9,922,516)
Accumulated long-term capital losses	$(2,464,507)	$(6,571,355)	$(5,924,256)

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$774,345,331	$275,859,939
Gross tax appreciation of investments	$161,705,153	$68,849,799
Gross tax depreciation of investments	(23,873,447)	(1,760,888)
Net tax appreciation (depreciation) of investments	$137,831,706	$67,088,911
Undistributed ordinary income	$6,092,090	$1,189,728
Accumulated short-term capital losses	$(5,375,802)	$(2,077,261)
Accumulated long-term capital losses	$(1,564,881)	$(3,461,217)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
27

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 60% of the shares of Core Plus Fund.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
28

10. Affiliated Fund Transactions

 A summary of transactions for each underlying fund for the period ended July 31, 2023 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$111,059	$7,015	$42,071	$(1,307)	$74,696	8,137	$(6,057)	$2,990
High Income Fund	5,409	305	776	26	4,964	596	(122)	305
Inflation-Adjusted Bond Fund	49,948	7,465	2,875	(5,656)	48,882	4,625	(387)	3,052
Short Duration Fund	63,153	7,367	4,115	(1,441)	64,964	6,725	(305)	2,062
Short Duration Inflation Protection Bond Fund	63,900	4,801	6,399	(4,685)	57,617	5,756	(196)	3,173
Disciplined Growth Fund(3)	5,421	—	474	741	5,688	254	(10)	—
Focused Large Cap Value Fund	39,353	2,573	14,640	831	28,117	2,800	(572)	2,327
Growth Fund	8,061	129	1,534	1,360	8,016	169	(366)	130
Heritage Fund(3)	5,927	4,567	1,251	1,456	10,699	496	(202)	—
Mid Cap Value Fund	21,001	1,284	6,328	(917)	15,040	935	702	1,149
Real Estate Fund	2,917	2,705	63	(785)	4,774	201	82	466
Small Cap Growth Fund(3)	4,689	—	3,363	1,232	2,558	138	(1,039)	—
Small Cap Value Fund	4,870	78	2,688	233	2,493	244	(240)	77
Sustainable Equity Fund	21,446	8,546	6,101	3,177	27,068	589	180	167
Emerging Markets Debt Fund	6,977	2,749	507	370	9,589	1,068	(81)	404
Global Bond Fund	39,696	7,114	3,685	(2,966)	40,159	4,713	(646)	2,342
International Bond Fund(3)	34,122	1,582	3,923	(502)	31,279	2,968	(866)	—
Equity Growth Fund	10,690	638	8,704	(2,624)	—	—	1,664	638
	$498,639	$58,918	$109,497	$(11,457)	$436,603	40,414	$(8,461)	$19,282
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$269,992	$15,878	$82,502	$(5,215)	$198,153	21,585	$(12,764)	$7,632
High Income Fund	16,283	825	5,040	457	12,525	1,504	(817)	825
Inflation-Adjusted Bond Fund	91,358	22,562	3,571	(11,173)	99,176	9,383	(452)	5,991
Short Duration Fund	77,248	9,771	7,012	(1,669)	78,338	8,109	(448)	2,448
Short Duration Inflation Protection Bond Fund	65,709	3,085	4,479	(4,895)	59,420	5,936	(14)	3,086
Disciplined Growth Fund(3)	23,392	—	1,511	3,548	25,429	1,136	(263)	—
Focused Large Cap Value Fund	94,648	6,226	12,549	1,574	89,899	8,954	(604)	6,227
Growth Fund	38,666	686	3,419	6,233	42,166	891	(1,019)	655
Heritage Fund(3)	30,143	13,912	—	5,306	49,361	2,289	—	—
Mid Cap Value Fund	71,490	4,069	18,167	(3,042)	54,350	3,378	2,039	4,003
Small Cap Growth Fund(3)	18,824	—	14,387	5,209	9,646	522	(4,550)	—
Small Cap Value Fund	18,806	299	9,933	219	9,391	921	(381)	299
Sustainable Equity Fund	78,627	31,860	11,017	10,923	110,393	2,401	1,551	599
Emerging Markets Debt Fund	25,113	1,043	2,098	1,158	25,216	2,808	(355)	1,043
Global Bond Fund	90,396	16,309	5,185	(7,376)	94,144	11,050	(819)	5,240
International Bond Fund(3)	66,638	1,095	275	(2,792)	64,666	6,135	(53)	—
Global Real Estate Fund(3)	9,884	3,798	1,063	(374)	12,245	1,030	(221)	—
International Growth Fund(3)	54,269	7,767	14,165	10,040	57,911	4,693	(3,588)	—
International Small-Mid Cap Fund(3)	11,047	1,014	—	100	12,161	1,287	—	—
International Value Fund	62,348	1,550	17,905	11,965	57,958	6,859	(2,192)	1,550
Equity Growth Fund	40,016	2,586	33,588	(9,014)	—	—	4,963	2,586
	$1,254,897	$144,335	$247,866	$11,182	$1,162,548	100,871	$(19,987)	$42,184
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Disciplined Growth Fund(3)	$30,195	$3	$2,146	$4,774	$32,826	1,466	$(534)	—
Focused Dynamic Growth Fund(3)	27,123	1,533	—	3,963	32,619	693	—	—
Focused Large Cap Value Fund	166,856	11,269	8,516	2,101	171,710	17,103	(244)	$11,149
Growth Fund	72,407	5,489	3,801	12,166	86,261	1,822	(973)	1,327
Heritage Fund(3)	84,259	13,855	—	11,693	109,807	5,093	—	—
Mid Cap Value Fund	116,872	7,804	21,653	(2,384)	100,639	6,255	393	7,335
Small Cap Growth Fund(3)	39,196	319	24,594	9,627	24,548	1,328	(8,155)	—
Small Cap Value Fund	44,994	1,009	22,877	692	23,818	2,335	(1,069)	759
Sustainable Equity Fund	161,500	64,333	11,660	25,093	239,266	5,205	1,946	1,279
Core Plus Fund	289,477	27,096	74,659	(9,307)	232,607	25,366	(12,406)	9,808
High Income Fund	23,945	1,251	7,010	666	18,852	2,263	(1,089)	1,252
Inflation-Adjusted Bond Fund	96,072	22,130	—	(12,224)	105,978	10,026	—	6,377
Short Duration Fund	76,205	15,760	4,196	(1,917)	85,852	8,887	(282)	2,560
Short Duration Inflation Protection Bond Fund	21,717	932	3,212	(1,487)	17,950	1,793	(50)	932
Emerging Markets Fund	66,244	7,769	22,769	8,924	60,168	5,769	(7,229)	1,536
Global Real Estate Fund(3)	15,188	4,170	—	(945)	18,413	1,549	—	—
International Growth Fund(3)	104,827	15,895	12,736	15,758	123,744	10,028	(3,260)	—
International Small-Mid Cap Fund(3)	33,152	3,171	—	305	36,628	3,876	—	—
International Value Fund	77,057	2,678	6,450	14,151	87,436	10,347	(781)	2,002
Non-U.S. Intrinsic Value Fund	49,987	1,810	13,083	10,681	49,395	4,686	(1,434)	1,810
Emerging Markets Debt Fund	37,681	1,574	2,905	1,702	38,052	4,237	(493)	1,574
Global Bond Fund	94,908	4,997	2,928	(7,676)	89,301	10,481	(395)	4,997
International Bond Fund(3)	36,359	725	—	(1,552)	35,532	3,371	—	—
Equity Growth Fund	78,522	5,448	64,081	(19,889)	—	—	11,574	5,447
	$1,844,743	$221,020	$309,276	$64,915	$1,821,402	143,979	$(24,481)	$60,144
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$35,033	$3,302	$784	$5,566	$43,117	915	$(225)	—
Focused Large Cap Value Fund	113,629	7,602	8,548	1,529	114,212	11,376	(359)	$7,447
Growth Fund	55,954	4,730	4,886	9,686	65,484	1,383	(1,194)	1,034
Heritage Fund(3)	58,088	4,461	304	7,464	69,709	3,233	(58)	—
Mid Cap Value Fund	67,925	5,154	8,439	(980)	63,660	3,956	(439)	4,611
Small Cap Growth Fund(3)	21,443	390	12,033	5,041	14,841	803	(4,013)	—
Small Cap Value Fund	24,552	711	11,477	515	14,301	1,402	(544)	452
Sustainable Equity Fund	85,241	35,979	6,563	13,691	128,348	2,792	951	689
Emerging Markets Fund	45,322	5,277	12,954	5,422	43,067	4,129	(4,225)	1,046
Global Real Estate Fund(3)	8,737	993	—	(600)	9,130	768	—	—
International Growth Fund(3)	61,592	7,101	8,660	9,199	69,232	5,610	(2,233)	—
International Small-Mid Cap Fund(3)	20,532	2,021	—	192	22,745	2,407	—	—
International Value Fund	36,269	1,135	3,398	6,705	40,711	4,818	(502)	939
Non-U.S. Intrinsic Value Fund	37,149	1,400	10,236	7,923	36,236	3,438	(935)	1,400
Core Plus Fund	69,971	24,115	37,346	1,066	57,806	6,304	(6,351)	2,512
High Income Fund	30,857	1,741	5,627	369	27,340	3,282	(901)	1,742
Inflation-Adjusted Bond Fund	30,496	1,578	2,731	(3,110)	26,233	2,482	(286)	1,579
Short Duration Fund	10,372	7,839	1,471	(265)	16,475	1,705	(101)	406
Short Duration Inflation Protection Bond Fund	10,760	463	1,580	(726)	8,917	891	(36)	463
Emerging Markets Debt Fund	14,002	584	1,126	640	14,100	1,570	(193)	583
Global Bond Fund	29,536	1,489	2,404	(2,108)	26,513	3,112	(344)	1,489
Equity Growth Fund	43,484	3,064	36,641	(9,907)	—	—	5,317	3,064
	$910,944	$121,129	$177,208	$57,312	$912,177	66,376	$(16,671)	$29,456
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$17,797	$2,552	$2,202	$3,221	$21,368	454	$(484)	—
Focused Large Cap Value Fund	44,429	4,422	4,516	699	45,034	4,485	(274)	$2,948
Growth Fund	28,364	4,609	5,182	5,306	33,097	699	(1,317)	521
Heritage Fund(3)	28,395	251	2,348	3,778	30,076	1,395	(568)	—
Mid Cap Value Fund	28,005	2,270	3,741	(233)	26,301	1,635	(338)	1,948
Small Cap Growth Fund(3)	11,475	43	4,876	2,266	8,908	482	(1,619)	—
Small Cap Value Fund	12,328	280	4,228	291	8,671	850	(269)	275
Sustainable Equity Fund	33,191	17,793	4,825	5,802	51,961	1,130	97	285
Emerging Markets Fund	28,400	5,329	11,570	4,220	26,379	2,529	(3,519)	595
Global Real Estate Fund(3)	4,403	2,699	450	(135)	6,517	548	(83)	—
International Growth Fund(3)	33,293	2,356	6,449	5,418	34,618	2,805	(1,784)	—
International Small-Mid Cap Fund(3)	15,642	1,298	1,100	500	16,340	1,729	(380)	—
International Value Fund	14,051	827	2,332	2,789	15,335	1,815	(448)	367
Non-U.S. Intrinsic Value Fund	20,500	772	7,211	4,283	18,344	1,740	(624)	772
Equity Growth Fund	16,321	1,198	14,159	(3,360)	—	—	1,609	1,198
	$336,594	$46,699	$75,189	$34,845	$342,949	22,296	$(10,001)	$8,909
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2023	$11.82	0.38	(0.39)	(0.01)	(0.38)	(0.39)	(0.77)	$11.04	0.21%	0.01%	3.37%	13%	$434,210
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%(4)	3.52%	9%	$496,501
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%(4)	1.55%	18%	$524,867
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%(4)	1.73%	22%	$459,434
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(4)	2.48%	11%	$425,814
R Class
2023	$11.83	0.31	(0.38)	(0.07)	(0.32)	(0.39)	(0.71)	$11.05	(0.29)%	0.51%	2.87%	13%	$2,393
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2023	$13.15	0.33	0.02	0.35	(0.35)	(0.76)	(1.11)	$12.39	3.33%	0.00%(4)	2.72%	12%	$1,160,448
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%(4)	3.94%	10%	$1,252,961
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%(4)	1.46%	18%	$1,452,250
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%(4)	1.64%	24%	$1,245,493
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(4)	2.45%	11%	$1,240,425
R Class
2023	$13.15	0.27	0.01	0.28	(0.29)	(0.76)	(1.05)	$12.38	2.74%	0.50%	2.22%	12%	$2,097
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2023	$14.68	0.32	0.41	0.73	(0.33)	(1.00)	(1.33)	$14.08	5.95%	0.00%(4)	2.31%	13%	$1,816,523
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%(4)	4.21%	11%	$1,839,658
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%(4)	1.18%	30%	$2,180,041
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%(4)	1.59%	28%	$1,833,678
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(4)	2.28%	14%	$1,881,575
R Class
2023	$14.68	0.25	0.41	0.66	(0.26)	(1.00)	(1.26)	$14.08	5.42%	0.50%	1.81%	13%	$4,878
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2023	$15.20	0.28	0.80	1.08	(0.30)	(1.24)	(1.54)	$14.74	8.42%	0.01%	1.96%	14%	$906,625
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%(4)	4.47%	11%	$906,402
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%(4)	1.07%	21%	$1,078,655
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%(4)	1.56%	27%	$882,822
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(4)	2.17%	23%	$1,333,116
R Class
2023	$15.18	0.21	0.80	1.01	(0.22)	(1.24)	(1.46)	$14.73	7.92%	0.51%	1.46%	14%	$5,547
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2023	$17.53	0.19	1.40	1.59	(0.20)	(1.69)	(1.89)	$17.23	10.86%	0.01%	1.17%	14%	$336,502
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%(4)	4.48%	11%	$331,761
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%(4)	0.67%	15%	$396,903
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%(4)	1.21%	33%	$304,714
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(4)	1.70%	19%	$305,967
R Class
2023	$17.51	0.10	1.42	1.52	(0.12)	(1.69)	(1.81)	$17.22	10.33%	0.51%	0.67%	14%	$6,446
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Ratio was less than 0.005%.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 18, 2023

We have served as the auditor of one or more American Century investment companies since 1997.
40

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire on December 31 of the year in which they reach their 75th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Brian Bulatao (1964)	Director	Since 2022	Chief Administrative Officer, Activision Blizzard, Inc. (2021 to present); Under Secretary of State for Management, U.S. Department of State (2018 to 2021); Chief Operating Officer, Central Intelligence Agency (2017 to 2018)	65	None
Thomas W. Bunn (1953)	Director	Since 2017	Retired	65	None
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	65	Alleghany Corporation (2021 to 2022)
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	65	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	65	None
41

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	65	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director and Board Chair	Since 2011 (Board Chair since 2022)	Retired	65	None
Gary C. Meltzer (1963)	Director	Since 2022	Advisor, Pontoro (2021 to present); Executive Advisor, Consultant and Investor, Harris Ariel Advisory LLC (2020 to present); Managing Partner, PricewaterhouseCoopers LLP (1985 to 2020)	65	ExcelFin Acquisition Corp., Apollo Realty Income Solutions, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired	116	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	148	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.
42

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

43

Approval of Management Agreement

At a meeting held on June 28, 2023, the Funds' Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•the Funds’ investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or
44

controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The performance for One Choice Portfolio: Very Conservative and One Choice Portfolio: Conservative was above each Fund's respective benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The performance for One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive, and One Choice Portfolio: Very Aggressive was above each Fund's respective benchmark for the three-, five-, and ten-year periods and below each Fund's respective benchmark for the one-year period reviewed by the Board. In relation to industry peers, the One Choice Portfolio: Very Conservative, One Choice Portfolio: Aggressive, and One Choice Portfolio: Very Aggressive were above the median of their peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The One Choice Portfolio: Conservative and One Choice Portfolio: Moderate were above the median of their peer performance universe for the one-year period and below the median of
45

their peer performance universe for the three-, five-, and ten-year periods. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing services necessary for the management and operation of the fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds' independent Directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

46

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds' operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
47

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Funds are supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

48

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Asset Allocation
Portfolios, Inc.:

	Affirmative	Withhold
Brian Bulatao	$8,582,345,051	$563,235,224
Chris H. Cheesman	$8,707,646,938	$437,933,337
Rajesh K. Gupta	$8,679,529,882	$466,050,393
Lynn M. Jenkins	$8,621,650,078	$523,930,197
Gary C. Meltzer	$8,661,710,317	$483,869,958

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

49

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

50

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2023.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2023 as qualified for the corporate dividends received deduction.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$916,382	$2,837,026	$5,279,958	$3,298,190	$1,346,507

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2023.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
—	—	$636,636	$413,480	—

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2023.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$15,973,765	$69,533,710	$122,040,316	$71,825,192	$31,739,690

For the fiscal year ended July 31, 2023, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$70,753	$0.0008	$1,323,074	$0.0141
One Choice Portfolio: Moderate	$409,154	$0.0032	$4,967,284	$0.0384
One Choice Portfolio: Aggressive	$276,661	$0.0045	$3,180,310	$0.0514
One Choice Portfolio: Very Aggressive	$151,991	$0.0076	$1,644,096	$0.0826

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 2309

Annual Report

July 31, 2023

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2023. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Stocks Rallied Despite Ongoing Challenges

After delivering modest gains early in the fiscal year, global stocks—most notably U.S. stocks—rallied through the first seven months of 2023. This bounce back, which occurred despite ongoing volatility and rising interest rates, led to strong 12-month performance for most broad stock indices. Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign largely fueled the optimism.

Inflation’s steady slowdown, mounting recession worries and a series of U.S. regional bank failures prompted investors to regularly recalibrate their monetary policy outlooks. However, with inflation still higher than central bank targets, the Fed and its developed markets peers continued to raise rates through period-end.

In June, the Fed bucked the trend of developed markets central banks and paused after 10 consecutive rate hikes. But the break was short-lived. The central bank resumed its tightening campaign in July, raising rates another quarter point to a range of 5.25% to 5.5%, a 22-year high. Citing still-higher-than-target inflation and still-strong economic data, policymakers left their tightening options open. Inflation remained even higher in the eurozone and the U.K., prompting central bankers there to steadily raise interest rates.

Despite the inflation and rate backdrops, better-than-expected corporate earnings helped the S&P 500 Index return 21% for the seven months ended July 31, 2023. For the 12-month period, the S&P 500 Index returned 13%. Global and style-focused stock index returns were even stronger. Meanwhile, amid high inflation and central bank tightening, government bond yields surged, and global and U.S. bond returns declined for the period.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions, banking industry turbulence and recession risk. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	3.44%	4.16%	4.74%	8/31/04
S&P Target Date Retirement Income Index	—	3.55%	3.51%	3.95%	—
I Class	ATTIX	3.64%	4.36%	4.94%	8/31/04
A Class	ARTAX				8/31/04
No sales charge		3.18%	3.90%	4.48%
With sales charge		-2.75%	2.67%	3.86%
C Class	ATTCX	2.44%	3.12%	3.70%	3/1/10
R Class	ARSRX	2.93%	3.64%	4.21%	8/31/04
R6 Class	ARDTX	3.81%	4.54%	5.09%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
3

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	3.60%	4.36%	5.27%	8/31/04
S&P Target Date To 2025 Index	—	5.16%	4.79%	5.58%	—
I Class	ARWFX	3.81%	4.57%	5.48%	8/31/04
A Class	ARWAX				8/31/04
No sales charge		3.34%	4.09%	5.00%
With sales charge		-2.60%	2.86%	4.38%
C Class	ARWCX	2.55%	3.32%	4.22%	3/1/10
R Class	ARWRX	3.08%	3.83%	4.74%	8/31/04
R6 Class	ARWDX	3.98%	4.72%	5.63%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2025 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2025 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
4

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	4.31%	4.70%	5.70%	5/30/08
S&P Target Date To 2030 Index	—	6.68%	5.57%	6.31%	—
I Class	ARCSX	4.53%	4.92%	5.92%	5/30/08
A Class	ARCMX				5/30/08
No sales charge		3.97%	4.44%	5.44%
With sales charge		-2.01%	3.21%	4.81%
C Class	ARWOX	3.25%	3.65%	4.65%	3/1/10
R Class	ARCRX	3.70%	4.17%	5.17%	5/30/08
R6 Class	ARCUX	4.67%	5.07%	6.05%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
5

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	5.05%	5.05%	6.17%	8/31/04
S&P Target Date To 2035 Index	—	8.22%	6.28%	6.94%	—
I Class	ARLIX	5.33%	5.29%	6.38%	8/31/04
A Class	ARYAX				8/31/04
No sales charge		4.85%	4.81%	5.90%
With sales charge		-1.18%	3.57%	5.28%
C Class	ARLCX	4.06%	4.03%	5.12%	3/1/10
R Class	ARYRX	4.52%	4.53%	5.64%	8/31/04
R6 Class	ARLDX	5.49%	5.42%	6.52%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
6

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	6.00%	5.45%	6.66%	5/30/08
S&P Target Date To 2040 Index	—	9.69%	6.80%	7.48%	—
I Class	ARDSX	6.14%	5.66%	6.87%	5/30/08
A Class	ARDMX				5/30/08
No sales charge		5.74%	5.20%	6.39%
With sales charge		-0.34%	3.96%	5.76%
C Class	ARNOX	4.94%	4.40%	5.59%	3/1/10
R Class	ARDRX	5.47%	4.93%	6.13%	5/30/08
R6 Class	ARDUX	6.41%	5.83%	7.03%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
7

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	6.79%	5.88%	7.15%	8/31/04
S&P Target Date To 2045 Index	—	11.07%	7.25%	7.87%	—
I Class	AOOIX	7.00%	6.10%	7.37%	8/31/04
A Class	AROAX				8/31/04
No sales charge		6.46%	5.61%	6.88%
With sales charge		0.34%	4.37%	6.25%
C Class	AROCX	5.67%	4.83%	6.08%	3/1/10
R Class	ARORX	6.25%	5.37%	6.62%	8/31/04
R6 Class	ARDOX	7.07%	6.25%	7.51%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
8

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	7.71%	6.42%	7.57%	5/30/08
S&P Target Date To 2050 Index	—	11.71%	7.54%	8.14%	—
I Class	ARFSX	7.99%	6.65%	7.80%	5/30/08
A Class	ARFMX				5/30/08
No sales charge		7.44%	6.18%	7.31%
With sales charge		1.26%	4.93%	6.68%
C Class	ARFDX	6.64%	5.37%	6.51%	3/1/10
R Class	ARFWX	7.16%	5.90%	7.04%	5/30/08
R6 Class	ARFEX	8.06%	6.80%	7.93%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
9

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	8.45%	6.69%	7.81%	3/31/11
S&P Target Date To 2055 Index	—	11.80%	7.52%	8.25%	—
I Class	ARENX	8.60%	6.89%	8.02%	3/31/11
A Class	AREMX				3/31/11
No sales charge		8.18%	6.41%	7.54%
With sales charge		1.96%	5.16%	6.90%
C Class	AREFX	7.35%	5.62%	6.74%	3/31/11
R Class	AREOX	7.90%	6.15%	7.27%	3/31/11
R6 Class	AREUX	8.79%	7.05%	8.17%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
10

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2060 Portfolio
Investor Class	ARGVX	8.80%	6.86%	8.73%	9/30/15
S&P Target Date To 2060 Index	—	12.01%	7.76%	9.67%	—
I Class	ARGNX	9.01%	7.07%	8.95%	9/30/15
A Class	ARGMX				9/30/15
No sales charge		8.45%	6.58%	8.45%
With sales charge		2.22%	5.32%	7.63%
C Class	ARGHX	7.69%	5.79%	7.65%	9/30/15
R Class	ARGRX	8.26%	6.31%	8.18%	9/30/15
R6 Class	ARGDX	9.15%	7.22%	9.09%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
11

Total Returns as of July 31, 2023
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice 2065 Portfolio
Investor Class	ARHVX	9.00%	7.98%	9/23/20
S&P Target Date To 2065+ Index	—	12.03%	11.36%	—
I Class	ARHUX	9.22%	8.19%	9/23/20
A Class	ARHMX			9/23/20
No sales charge		8.73%	7.70%
With sales charge		2.48%	5.49%
C Class	ARHEX	7.92%	6.92%	9/23/20
R Class	ARHFX	8.46%	7.45%	9/23/20
R6 Class	ARHSX	9.37%	8.38%	9/23/20
Fund returns would have been lower if a portion of the fees had not been waived.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
12

Growth of $10,000 Over 10 Years of One Choice In Retirement Portfolio — Investor Class
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $15,892

S&P Target Date Retirement Income Index — $14,730

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2025 Portfolio — Investor Class
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $16,711

S&P Target Date To 2025 Index — $17,214

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
13

Growth of $10,000 Over 10 Years of One Choice 2030 Portfolio — Investor Class
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $17,412

S&P Target Date To 2030 Index — $18,440

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2035 Portfolio — Investor Class
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $18,196

S&P Target Date To 2035 Index — $19,578

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
14

Growth of $10,000 Over 10 Years of One Choice 2040 Portfolio — Investor Class
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $19,051

S&P Target Date To 2040 Index — $20,577

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2045 Portfolio — Investor Class
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $19,942

S&P Target Date To 2045 Index — $21,338

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
15

Growth of $10,000 Over 10 Years of One Choice 2050 Portfolio — Investor Class
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $20,750

S&P Target Date To 2050 Index — $21,885

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2055 Portfolio — Investor Class
$10,000 investment made July 31, 2013
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $21,222

S&P Target Date To 2055 Index — $22,105

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
16

Growth of $10,000 Over Life of One Choice 2060 Portfolio — Investor Class
$10,000 investment made September 30, 2015
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $19,260

S&P Target Date To 2060 Index — $20,613

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice 2065 Portfolio — Investor Class
$10,000 investment made September 23, 2020
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2023
Investor Class — $12,449

S&P Target Date To 2065+ Index — $13,592

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
17

Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	0.79%	0.61%	1.04%	1.79%	1.29%	0.51%
One Choice 2025 Portfolio	0.80%	0.61%	1.05%	1.80%	1.30%	0.52%
One Choice 2030 Portfolio	0.82%	0.63%	1.07%	1.82%	1.32%	0.53%
One Choice 2035 Portfolio	0.85%	0.66%	1.10%	1.85%	1.35%	0.55%
One Choice 2040 Portfolio	0.88%	0.68%	1.13%	1.88%	1.38%	0.57%
One Choice 2045 Portfolio	0.90%	0.71%	1.15%	1.90%	1.40%	0.59%
One Choice 2050 Portfolio	0.92%	0.72%	1.17%	1.92%	1.42%	0.60%
One Choice 2055 Portfolio	0.93%	0.74%	1.18%	1.93%	1.43%	0.61%
One Choice 2060 Portfolio	0.94%	0.74%	1.19%	1.94%	1.44%	0.62%
One Choice 2065 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%	0.62%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
18

Portfolio Commentary

Portfolio Managers: Richard Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and Brian Garbe

John Donner left the management team and Brian Garbe joined during the reporting period.

Performance Summary

Each of the 10 One Choice® Target Date Portfolios (the Portfolios) gained in value during the fiscal year ended July 31, 2023, with returns ranging from 3.44%* for the One Choice In Retirement Portfolio to 9.00% for the One Choice 2065 Portfolio. See pages 3-17 for more detailed performance information. The period was characterized by a hawkish approach in U.S. Federal Reserve (Fed) policy that impacted rates, the economy and markets. As interest rates rose and economic growth slowed, global bonds lost value and global equity markets sold off initially before both reversed course later in the period.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Global stocks rose over the past 12 months. After falling sharply in the second half of 2022 due to rising inflation, the Fed’s interest rate increases and the ongoing war in Ukraine, stocks staged a strong rebound from October 2022 through period-end. They benefited as inflation eased, concerns about a possible recession faded and corporate earnings mostly beat consensus expectations. Bonds finished down, having declined substantially early in the 12-month period before rebounding early in 2023. Nevertheless, stronger-than-expected economic data and the debt ceiling crisis weighed on U.S. government bonds in particular.

Portfolio Information

Each One Choice Target Date Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. The Schedules of Investments within this report provide underlying fund allocations for each Portfolio. A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. One Choice In Retirement Portfolio is generally intended for investors near, at or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond funds and short-term investments.

Portfolio Performance

The Portfolios gained in value against a shifting backdrop for financial markets. Virtually all equity holdings across the Portfolios delivered positive absolute returns, led by Non-U.S. Intrinsic Value Fund, International Value Fund, Growth Fund and Disciplined Growth Fund. Global Real Estate Fund was the only equity holding with a negative return. On the bond side, several funds detracted on an absolute basis, most notably Inflation-Adjusted Bond Fund, International Bond Fund and Diversified Bond Fund. Conversely, Emerging Markets Debt Fund and High Income Fund posted positive returns. International Small-Mid Cap Fund and International Growth Fund underperformed their benchmarks by the widest margin, while Non-U.S. Intrinsic Value Fund and Small Cap Value Fund performed best on a relative basis.

Dynamic Risk Management Process

As of July 31, the long-term strategic glide path weightings in the near-retirement vintages of the One Choice Target Date Portfolios remained conservatively positioned. Specifically, equity allocations for In Retirement through 2050 vintages were moderately underweight equities reflecting concerns over looming recession risks.

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See pages 3-12 for returns for all share classes.
19

Portfolio Characteristics

Portfolio Composition as a % of net assets as of July 31, 2023
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Domestic Fixed Income Funds	44.8%	43.1%	37.7%	32.4%	27.6%
Domestic Equity Funds	30.1%	31.2%	34.8%	38.7%	43.0%
International Fixed Income Funds	14.2%	14.1%	13.7%	12.6%	10.6%
International Equity Funds	10.9%	11.6%	13.8%	16.3%	18.8%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—(1)

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Domestic Fixed Income Funds	22.8%	17.7%	13.7%	12.1%	10.8%
Domestic Equity Funds	47.3%	52.2%	55.9%	57.4%	58.5%
International Fixed Income Funds	8.6%	6.7%	5.2%	4.5%	4.1%
International Equity Funds	21.3%	23.4%	25.2%	26.0%	26.6%
Other Assets and Liabilities	—(1)	—	—(1)	—(1)	—
(1)Category is less than 0.05% of total net assets.
20

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2023 to July 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

21

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,029.50	$3.72	0.74%
I Class	$1,000	$1,030.50	$2.72	0.54%
A Class	$1,000	$1,028.20	$4.98	0.99%
C Class	$1,000	$1,024.80	$8.74	1.74%
R Class	$1,000	$1,027.10	$6.23	1.24%
R6 Class	$1,000	$1,031.70	$1.96	0.39%
Hypothetical
Investor Class	$1,000	$1,021.13	$3.71	0.74%
I Class	$1,000	$1,022.12	$2.71	0.54%
A Class	$1,000	$1,019.89	$4.96	0.99%
C Class	$1,000	$1,016.17	$8.70	1.74%
R Class	$1,000	$1,018.65	$6.21	1.24%
R6 Class	$1,000	$1,022.86	$1.96	0.39%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,030.40	$3.83	0.76%
I Class	$1,000	$1,031.10	$2.82	0.56%
A Class	$1,000	$1,028.90	$5.08	1.01%
C Class	$1,000	$1,025.80	$8.84	1.76%
R Class	$1,000	$1,027.30	$6.33	1.26%
R6 Class	$1,000	$1,032.10	$2.07	0.41%
Hypothetical
Investor Class	$1,000	$1,021.03	$3.81	0.76%
I Class	$1,000	$1,022.02	$2.81	0.56%
A Class	$1,000	$1,019.79	$5.06	1.01%
C Class	$1,000	$1,016.07	$8.80	1.76%
R Class	$1,000	$1,018.55	$6.31	1.26%
R6 Class	$1,000	$1,022.76	$2.06	0.41%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
22

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,034.60	$3.93	0.78%
I Class	$1,000	$1,035.50	$2.93	0.58%
A Class	$1,000	$1,032.90	$5.19	1.03%
C Class	$1,000	$1,029.40	$8.96	1.78%
R Class	$1,000	$1,032.10	$6.45	1.28%
R6 Class	$1,000	$1,036.90	$2.17	0.43%
Hypothetical
Investor Class	$1,000	$1,020.93	$3.91	0.78%
I Class	$1,000	$1,021.92	$2.91	0.58%
A Class	$1,000	$1,019.69	$5.16	1.03%
C Class	$1,000	$1,015.97	$8.90	1.78%
R Class	$1,000	$1,018.45	$6.41	1.28%
R6 Class	$1,000	$1,022.66	$2.16	0.43%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,039.50	$4.10	0.81%
I Class	$1,000	$1,040.80	$3.09	0.61%
A Class	$1,000	$1,038.10	$5.36	1.06%
C Class	$1,000	$1,034.80	$9.13	1.81%
R Class	$1,000	$1,036.80	$6.62	1.31%
R6 Class	$1,000	$1,041.00	$2.33	0.46%
Hypothetical
Investor Class	$1,000	$1,020.78	$4.06	0.81%
I Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,019.54	$5.31	1.06%
C Class	$1,000	$1,015.82	$9.05	1.81%
R Class	$1,000	$1,018.30	$6.56	1.31%
R6 Class	$1,000	$1,022.51	$2.31	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
23

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,044.20	$4.21	0.83%
I Class	$1,000	$1,045.00	$3.19	0.63%
A Class	$1,000	$1,043.40	$5.47	1.08%
C Class	$1,000	$1,039.40	$9.25	1.83%
R Class	$1,000	$1,041.80	$6.73	1.33%
R6 Class	$1,000	$1,046.30	$2.44	0.48%
Hypothetical
Investor Class	$1,000	$1,020.68	$4.16	0.83%
I Class	$1,000	$1,021.67	$3.16	0.63%
A Class	$1,000	$1,019.44	$5.41	1.08%
C Class	$1,000	$1,015.72	$9.15	1.83%
R Class	$1,000	$1,018.20	$6.66	1.33%
R6 Class	$1,000	$1,022.41	$2.41	0.48%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,048.40	$4.37	0.86%
I Class	$1,000	$1,050.30	$3.36	0.66%
A Class	$1,000	$1,047.20	$5.63	1.11%
C Class	$1,000	$1,043.50	$9.42	1.86%
R Class	$1,000	$1,046.50	$6.90	1.36%
R6 Class	$1,000	$1,050.20	$2.59	0.51%
Hypothetical
Investor Class	$1,000	$1,020.53	$4.31	0.86%
I Class	$1,000	$1,021.52	$3.31	0.66%
A Class	$1,000	$1,019.29	$5.56	1.11%
C Class	$1,000	$1,015.57	$9.30	1.86%
R Class	$1,000	$1,018.05	$6.81	1.36%
R6 Class	$1,000	$1,022.27	$2.56	0.51%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
24

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,053.70	$4.48	0.88%
I Class	$1,000	$1,056.00	$3.47	0.68%
A Class	$1,000	$1,053.00	$5.75	1.13%
C Class	$1,000	$1,049.20	$9.55	1.88%
R Class	$1,000	$1,051.40	$7.02	1.38%
R6 Class	$1,000	$1,055.80	$2.70	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.39	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,058.70	$4.49	0.88%
I Class	$1,000	$1,059.40	$3.47	0.68%
A Class	$1,000	$1,057.40	$5.76	1.13%
C Class	$1,000	$1,053.00	$9.57	1.88%
R Class	$1,000	$1,056.00	$7.03	1.38%
R6 Class	$1,000	$1,060.50	$2.71	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.39	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
25

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Expenses Paid During Period(1) 2/1/23 - 7/31/23	Annualized Expense Ratio(1)
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,061.10	$4.50	0.88%
I Class	$1,000	$1,061.80	$3.48	0.68%
A Class	$1,000	$1,058.90	$5.77	1.13%
C Class	$1,000	$1,054.80	$9.58	1.88%
R Class	$1,000	$1,058.20	$7.04	1.38%
R6 Class	$1,000	$1,062.40	$2.71	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.39	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
One Choice 2065 Portfolio
Actual
Investor Class	$1,000	$1,061.70	$4.50	0.88%
I Class	$1,000	$1,062.70	$3.48	0.68%
A Class	$1,000	$1,060.90	$5.77	1.13%
C Class	$1,000	$1,057.10	$9.59	1.88%
R Class	$1,000	$1,058.90	$7.04	1.38%
R6 Class	$1,000	$1,063.60	$2.71	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.39	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
26

Schedules of Investments

JULY 31, 2023

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 44.8%
Diversified Bond Fund G Class	42,735,671	$392,740,817
High Income Fund G Class	8,514,763	70,927,973
Inflation-Adjusted Bond Fund G Class	6,172,462	65,181,198
Short Duration Fund G Class	15,863,937	153,086,990
Short Duration Inflation Protection Bond Fund G Class	14,163,842	143,196,439
		825,133,417
Domestic Equity Funds — 30.1%
Disciplined Growth Fund G Class	2,001,769	45,500,207
Focused Large Cap Value Fund G Class	14,630,084	147,324,950
Growth Fund G Class	1,381,717	67,787,030
Heritage Fund G Class(2)	1,273,668	32,007,265
Mid Cap Value Fund G Class	3,296,225	53,168,109
Small Cap Growth Fund G Class	808,445	16,637,795
Small Cap Value Fund G Class	1,661,693	17,231,752
Sustainable Equity Fund G Class	3,777,590	175,129,088
		554,786,196
International Fixed Income Funds — 14.2%
Emerging Markets Debt Fund G Class	2,510,498	22,569,373
Global Bond Fund G Class	22,822,648	196,274,775
International Bond Fund G Class(2)	3,989,816	43,289,500
		262,133,648
International Equity Funds — 10.9%
Global Real Estate Fund G Class	1,427,911	17,063,539
International Growth Fund G Class(2)	6,487,840	80,514,089
International Small-Mid Cap Fund G Class	1,003,238	9,741,442
International Value Fund G Class	11,031,818	93,549,818
		200,868,888
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,681,314,913)		1,842,922,149
OTHER ASSETS AND LIABILITIES†		(1,660)
TOTAL NET ASSETS — 100.0%		$1,842,920,489

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
27

JULY 31, 2023

One Choice 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.1%
Diversified Bond Fund G Class	41,046,126	$377,213,899
High Income Fund G Class	8,626,421	71,858,086
Inflation-Adjusted Bond Fund G Class	6,558,132	69,253,872
Short Duration Fund G Class	13,459,490	129,884,079
Short Duration Inflation Protection Bond Fund G Class	11,844,657	119,749,479
		767,959,415
Domestic Equity Funds — 31.2%
Disciplined Growth Fund G Class	2,055,526	46,722,116
Focused Large Cap Value Fund G Class	14,310,822	144,109,983
Growth Fund G Class	1,411,243	69,235,588
Heritage Fund G Class(2)	1,334,167	33,527,625
Mid Cap Value Fund G Class	3,419,850	55,162,179
Small Cap Growth Fund G Class	811,810	16,707,054
Small Cap Value Fund G Class	1,662,407	17,239,161
Sustainable Equity Fund G Class	3,731,860	173,009,044
		555,712,750
International Fixed Income Funds — 14.1%
Emerging Markets Debt Fund G Class	2,896,806	26,042,289
Global Bond Fund G Class	21,496,913	184,873,454
International Bond Fund G Class(2)	3,701,664	40,163,055
		251,078,798
International Equity Funds — 11.6%
Emerging Markets Fund G Class	376,854	4,073,794
Global Real Estate Fund G Class	1,498,088	17,902,153
International Growth Fund G Class(2)	6,404,837	79,484,028
International Small-Mid Cap Fund G Class	1,204,583	11,696,496
International Value Fund G Class	10,545,610	89,426,771
Non-U.S. Intrinsic Value Fund G Class	331,566	3,527,865
		206,111,107
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,617,416,029)		1,780,862,070
OTHER ASSETS AND LIABILITIES†		(17,687)
TOTAL NET ASSETS — 100.0%		$1,780,844,383

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
28

JULY 31, 2023

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 37.7%
Diversified Bond Fund G Class	38,893,227	$357,428,753
High Income Fund G Class	9,210,377	76,722,443
Inflation-Adjusted Bond Fund G Class	7,437,761	78,542,759
Short Duration Fund G Class	7,809,254	75,359,302
Short Duration Inflation Protection Bond Fund G Class	6,444,233	65,151,194
		653,204,451
Domestic Equity Funds — 34.8%
Disciplined Growth Fund G Class	2,186,728	49,704,329
Focused Dynamic Growth Fund G Class(2)	87,117	4,358,454
Focused Large Cap Value Fund G Class	14,727,952	148,310,480
Growth Fund G Class	1,605,810	78,781,060
Heritage Fund G Class(2)	1,690,193	42,474,552
Mid Cap Value Fund G Class	3,950,905	63,728,101
Small Cap Growth Fund G Class	885,315	18,219,777
Small Cap Value Fund G Class	1,818,309	18,855,863
Sustainable Equity Fund G Class	3,869,793	179,403,581
		603,836,197
International Equity Funds — 13.8%
Emerging Markets Fund G Class	1,659,814	17,942,587
Global Real Estate Fund G Class	1,776,827	21,233,083
International Growth Fund G Class(2)	6,858,613	85,115,392
International Small-Mid Cap Fund G Class	1,853,705	17,999,474
International Value Fund G Class	9,871,200	83,707,773
Non-U.S. Intrinsic Value Fund G Class	1,301,511	13,848,076
		239,846,385
International Fixed Income Funds — 13.7%
Emerging Markets Debt Fund G Class	3,910,958	35,159,510
Global Bond Fund G Class	19,594,656	168,514,042
International Bond Fund G Class(2)	3,154,023	34,221,145
		237,894,697
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,594,989,088)		1,734,781,730
OTHER ASSETS AND LIABILITIES†		(71)
TOTAL NET ASSETS — 100.0%		$1,734,781,659

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
29

JULY 31, 2023

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.7%
Disciplined Growth Fund G Class	2,267,559	$51,541,616
Focused Dynamic Growth Fund G Class(2)	369,684	18,495,273
Focused Large Cap Value Fund G Class	17,693,790	178,176,464
Growth Fund G Class	2,077,640	101,929,037
Heritage Fund G Class(2)	2,567,540	64,522,276
Mid Cap Value Fund G Class	5,446,679	87,854,928
Small Cap Growth Fund G Class	1,109,956	22,842,902
Small Cap Value Fund G Class	2,281,642	23,660,626
Sustainable Equity Fund G Class	4,677,629	216,854,892
		765,878,014
Domestic Fixed Income Funds — 32.4%
Diversified Bond Fund G Class	41,751,211	383,693,630
High Income Fund G Class	10,801,937	89,980,131
Inflation-Adjusted Bond Fund G Class	8,389,240	88,590,376
Short Duration Fund G Class	4,560,255	44,006,458
Short Duration Inflation Protection Bond Fund G Class	3,554,396	35,934,942
		642,205,537
International Equity Funds — 16.3%
Emerging Markets Fund G Class	3,906,347	42,227,616
Global Real Estate Fund G Class	2,503,149	29,912,628
International Growth Fund G Class(2)	8,388,189	104,097,423
International Small-Mid Cap Fund G Class	3,021,392	29,337,717
International Value Fund G Class	10,572,101	89,651,420
Non-U.S. Intrinsic Value Fund G Class	2,703,982	28,770,368
		323,997,172
International Fixed Income Funds — 12.6%
Emerging Markets Debt Fund G Class	5,301,122	47,657,089
Global Bond Fund G Class	20,149,581	173,286,396
International Bond Fund G Class(2)	2,619,280	28,419,184
		249,362,669
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,774,520,104)		1,981,443,392
OTHER ASSETS AND LIABILITIES†		(13,627)
TOTAL NET ASSETS — 100.0%		$1,981,429,765

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
30

JULY 31, 2023

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.0%
Disciplined Growth Fund G Class	1,373,367	$31,216,643
Focused Dynamic Growth Fund G Class(2)	507,481	25,389,299
Focused Large Cap Value Fund G Class	13,707,658	138,036,112
Growth Fund G Class	1,681,414	82,490,173
Heritage Fund G Class(2)	2,469,561	62,060,067
Mid Cap Value Fund G Class	4,701,338	75,832,575
Small Cap Growth Fund G Class	879,807	18,106,430
Small Cap Value Fund G Class	1,808,489	18,754,031
Sustainable Equity Fund G Class	3,580,648	165,998,854
		617,884,184
Domestic Fixed Income Funds — 27.6%
Diversified Bond Fund G Class	28,259,923	259,708,695
High Income Fund G Class	7,658,003	63,791,168
Inflation-Adjusted Bond Fund G Class	5,179,097	54,691,260
Short Duration Fund G Class	1,099,816	10,613,224
Short Duration Inflation Protection Bond Fund G Class	846,446	8,557,568
		397,361,915
International Equity Funds — 18.8%
Emerging Markets Fund G Class	4,791,239	51,793,290
Global Real Estate Fund G Class	2,113,808	25,260,010
International Growth Fund G Class(2)	6,437,777	79,892,818
International Small-Mid Cap Fund G Class	2,708,293	26,297,525
International Value Fund G Class	6,670,423	56,565,191
Non-U.S. Intrinsic Value Fund G Class	2,933,834	31,215,989
		271,024,823
International Fixed Income Funds — 10.6%
Emerging Markets Debt Fund G Class	4,066,547	36,558,258
Global Bond Fund G Class	12,685,978	109,099,407
International Bond Fund G Class(2)	621,852	6,747,094
		152,404,759
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,292,226,408)		1,438,675,681
OTHER ASSETS AND LIABILITIES†		(3,185)
TOTAL NET ASSETS — 100.0%		$1,438,672,496

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
31

JULY 31, 2023

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 47.3%
Disciplined Growth Fund G Class	1,028,419	$23,375,958
Focused Dynamic Growth Fund G Class(2)	807,872	40,417,832
Focused Large Cap Value Fund G Class	15,507,834	156,163,893
Growth Fund G Class	1,928,283	94,601,584
Heritage Fund G Class(2)	3,224,613	81,034,526
Mid Cap Value Fund G Class	5,693,835	91,841,556
Small Cap Growth Fund G Class	991,308	20,401,109
Small Cap Value Fund G Class	2,008,192	20,824,951
Sustainable Equity Fund G Class	3,988,480	184,905,928
		713,567,337
Domestic Fixed Income Funds — 22.8%
Diversified Bond Fund G Class	25,839,140	237,461,698
High Income Fund G Class	7,151,548	59,572,392
Inflation-Adjusted Bond Fund G Class	4,431,412	46,795,708
		343,829,798
International Equity Funds — 21.3%
Emerging Markets Fund G Class	6,968,278	75,327,087
Global Real Estate Fund G Class	2,547,210	30,439,158
International Growth Fund G Class(2)	7,066,214	87,691,712
International Small-Mid Cap Fund G Class	3,350,948	32,537,710
International Value Fund G Class	6,519,297	55,283,636
Non-U.S. Intrinsic Value Fund G Class	3,733,404	39,723,421
		321,002,724
International Fixed Income Funds — 8.6%
Emerging Markets Debt Fund G Class	3,964,315	35,639,190
Global Bond Fund G Class	11,042,801	94,968,088
		130,607,278
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,311,832,679)		1,509,007,137
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$1,509,007,136

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
32

JULY 31, 2023

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.2%
Disciplined Growth Fund G Class	414,924	$9,431,219
Focused Dynamic Growth Fund G Class(2)	888,186	44,435,946
Focused Large Cap Value Fund G Class	13,047,240	131,385,708
Growth Fund G Class	1,625,635	79,753,637
Heritage Fund G Class(2)	2,720,193	68,358,462
Mid Cap Value Fund G Class	4,832,355	77,945,879
Small Cap Growth Fund G Class	830,676	17,095,307
Small Cap Value Fund G Class	1,718,068	17,816,366
Sustainable Equity Fund G Class	3,351,156	155,359,584
		601,582,108
International Equity Funds — 23.4%
Emerging Markets Fund G Class	5,877,561	63,536,431
Global Real Estate Fund G Class	2,143,493	25,614,737
International Growth Fund G Class(2)	5,905,008	73,281,146
International Small-Mid Cap Fund G Class	2,785,094	27,043,266
International Value Fund G Class	5,001,733	42,414,695
Non-U.S. Intrinsic Value Fund G Class	3,514,284	37,391,979
		269,282,254
Domestic Fixed Income Funds — 17.7%
Diversified Bond Fund G Class	15,405,816	141,579,452
High Income Fund G Class	4,196,926	34,960,395
Inflation-Adjusted Bond Fund G Class	2,616,807	27,633,487
		204,173,334
International Fixed Income Funds — 6.7%
Emerging Markets Debt Fund G Class	2,307,152	20,741,294
Global Bond Fund G Class	6,507,340	55,963,128
		76,704,422
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,014,882,942)		1,151,742,118
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,151,742,118

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
33

JULY 31, 2023

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.9%
Focused Dynamic Growth Fund G Class(2)	804,272	$40,237,717
Focused Large Cap Value Fund G Class	9,793,369	98,619,227
Growth Fund G Class	1,222,720	59,986,628
Heritage Fund G Class(2)	2,038,480	51,227,008
Mid Cap Value Fund G Class	3,608,768	58,209,425
Small Cap Growth Fund G Class	615,328	12,663,455
Small Cap Value Fund G Class	1,302,416	13,506,051
Sustainable Equity Fund G Class	2,522,648	116,949,983
		451,399,494
International Equity Funds — 25.2%
Emerging Markets Fund G Class	4,429,812	47,886,267
Global Real Estate Fund G Class	1,614,438	19,292,536
International Growth Fund G Class(2)	4,450,263	55,227,766
International Small-Mid Cap Fund G Class	2,118,215	20,567,871
International Value Fund G Class	3,568,753	30,263,025
Non-U.S. Intrinsic Value Fund G Class	2,830,661	30,118,230
		203,355,695
Domestic Fixed Income Funds — 13.7%
Diversified Bond Fund G Class	8,388,853	77,093,556
High Income Fund G Class	2,273,915	18,941,712
Inflation-Adjusted Bond Fund G Class	1,422,351	15,020,026
		111,055,294
International Fixed Income Funds — 5.2%
Emerging Markets Debt Fund G Class	1,253,667	11,270,466
Global Bond Fund G Class	3,533,350	30,386,813
		41,657,279
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $717,597,288)		807,467,762
OTHER ASSETS AND LIABILITIES†		(931)
TOTAL NET ASSETS — 100.0%		$807,466,831

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
34

JULY 31, 2023

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.4%
Focused Dynamic Growth Fund G Class(2)	410,447	$20,534,673
Focused Large Cap Value Fund G Class	5,045,258	50,805,750
Growth Fund G Class	624,803	30,652,820
Heritage Fund G Class(2)	1,039,591	26,124,933
Mid Cap Value Fund G Class	1,850,220	29,844,051
Small Cap Growth Fund G Class	317,915	6,542,695
Small Cap Value Fund G Class	663,008	6,875,392
Sustainable Equity Fund G Class	1,289,302	59,772,054
		231,152,368
International Equity Funds — 26.0%
Emerging Markets Fund G Class	2,275,295	24,595,936
Global Real Estate Fund G Class	831,278	9,933,771
International Growth Fund G Class(2)	2,305,356	28,609,469
International Small-Mid Cap Fund G Class	1,094,655	10,629,101
International Value Fund G Class	1,774,724	15,049,657
Non-U.S. Intrinsic Value Fund G Class	1,493,751	15,893,507
		104,711,441
Domestic Fixed Income Funds — 12.1%
Diversified Bond Fund G Class	3,650,043	33,543,897
High Income Fund G Class	1,005,727	8,377,709
Inflation-Adjusted Bond Fund G Class	628,820	6,640,334
		48,561,940
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund G Class	555,001	4,989,460
Global Bond Fund G Class	1,551,433	13,342,326
		18,331,786
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $371,934,203)		402,757,535
OTHER ASSETS AND LIABILITIES†		(129)
TOTAL NET ASSETS — 100.0%		$402,757,406

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
35

JULY 31, 2023

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.5%
Focused Dynamic Growth Fund G Class(2)	53,997	$2,701,457
Focused Large Cap Value Fund G Class	663,385	6,680,290
Growth Fund G Class	82,915	4,067,790
Heritage Fund G Class(2)	137,035	3,443,686
Mid Cap Value Fund G Class	243,781	3,932,189
Small Cap Growth Fund G Class	41,947	863,268
Small Cap Value Fund G Class	84,225	873,417
Sustainable Equity Fund G Class	170,049	7,883,464
		30,445,561
International Equity Funds — 26.6%
Emerging Markets Fund G Class	303,514	3,280,986
Global Real Estate Fund G Class	109,124	1,304,028
International Growth Fund G Class(2)	304,395	3,777,540
International Small-Mid Cap Fund G Class	144,373	1,401,860
International Value Fund G Class	227,487	1,929,085
Non-U.S. Intrinsic Value Fund G Class	199,420	2,121,833
		13,815,332
Domestic Fixed Income Funds — 10.8%
Diversified Bond Fund G Class	421,660	3,875,058
High Income Fund G Class	117,326	977,326
Inflation-Adjusted Bond Fund G Class	72,898	769,808
		5,622,192
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	64,751	582,109
Global Bond Fund G Class	179,877	1,546,942
		2,129,051
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $50,013,975)		52,012,136
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$52,012,136

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
36

Statements of Assets and Liabilities

JULY 31, 2023
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,681,314,913 and $1,617,416,029, respectively)	$1,842,922,149	$1,780,862,070
Receivable for investments sold	2,807,930	3,468,537
Receivable for capital shares sold	873,795	755,673
Distributions receivable from affiliates	2,331,738	2,203,244
	1,848,935,612	1,787,289,524

Liabilities
Payable for investments purchased	2,331,738	2,203,244
Payable for capital shares redeemed	2,560,324	3,144,533
Accrued management fees	983,977	958,578
Distribution and service fees payable	139,084	138,786
	6,015,123	6,445,141

Net Assets	$1,842,920,489	$1,780,844,383

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,675,033,140	$1,588,609,187
Distributable earnings (loss)	167,887,349	192,235,196
	$1,842,920,489	$1,780,844,383

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$748,717,140	62,304,712	$12.02
I Class, $0.01 Par Value	$237,898,126	19,791,885	$12.02
A Class, $0.01 Par Value	$190,934,251	15,885,650	$12.02
C Class, $0.01 Par Value	$1,961,794	165,127	$11.88
R Class, $0.01 Par Value	$230,484,509	19,235,884	$11.98
R6 Class, $0.01 Par Value	$432,924,669	46,755,892	$9.26
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$636,548,908	46,917,977	$13.57
I Class, $0.01 Par Value	$245,803,393	18,098,916	$13.58
A Class, $0.01 Par Value	$158,130,113	11,667,980	$13.55
C Class, $0.01 Par Value	$1,873,844	138,514	$13.53
R Class, $0.01 Par Value	$245,508,641	18,143,576	$13.53
R6 Class, $0.01 Par Value	$492,979,484	51,087,125	$9.65
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.75 and $14.38 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
37

JULY 31, 2023
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,594,989,088 and $1,774,520,104, respectively)	$1,734,781,730	$1,981,443,392
Receivable for investments sold	2,051,182	3,353,257
Receivable for capital shares sold	1,817,811	1,449,811
Distributions receivable from affiliates	1,953,732	2,015,232
	1,740,604,455	1,988,261,692

Liabilities
Payable for investments purchased	1,953,732	2,015,232
Payable for capital shares redeemed	2,780,895	3,501,461
Accrued management fees	916,467	1,128,079
Distribution and service fees payable	171,702	187,155
	5,822,796	6,831,927

Net Assets	$1,734,781,659	$1,981,429,765

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,590,544,780	$1,764,646,439
Distributable earnings (loss)	144,236,879	216,783,326
	$1,734,781,659	$1,981,429,765

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$381,503,389	31,907,294	$11.96
I Class, $0.01 Par Value	$284,715,441	23,808,369	$11.96
A Class, $0.01 Par Value	$151,848,578	12,736,810	$11.92
C Class, $0.01 Par Value	$2,085,295	175,048	$11.91
R Class, $0.01 Par Value	$327,843,312	27,516,258	$11.91
R6 Class, $0.01 Par Value	$586,785,644	55,007,489	$10.67
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$572,770,484	37,522,620	$15.26
I Class, $0.01 Par Value	$277,987,523	18,174,691	$15.30
A Class, $0.01 Par Value	$185,742,417	12,181,142	$15.25
C Class, $0.01 Par Value	$1,070,942	70,563	$15.18
R Class, $0.01 Par Value	$349,839,880	22,967,068	$15.23
R6 Class, $0.01 Par Value	$594,018,519	59,936,861	$9.91
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.65 and $16.18 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
38

JULY 31, 2023
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,292,226,408 and $1,311,832,679, respectively)	$1,438,675,681	$1,509,007,137
Receivable for investments sold	2,178,772	3,330,658
Receivable for capital shares sold	598,582	1,267,781
Distributions receivable from affiliates	1,300,659	1,156,751
	1,442,753,694	1,514,762,327

Liabilities
Payable for investments purchased	1,300,659	1,156,751
Payable for capital shares redeemed	1,792,244	3,518,526
Accrued management fees	825,678	920,913
Distribution and service fees payable	162,617	159,001
	4,081,198	5,755,191

Net Assets	$1,438,672,496	$1,509,007,136

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,294,425,497	$1,309,920,858
Distributable earnings (loss)	144,246,999	199,086,278
	$1,438,672,496	$1,509,007,136

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$288,416,700	22,605,459	$12.76
I Class, $0.01 Par Value	$246,246,734	19,281,629	$12.77
A Class, $0.01 Par Value	$130,075,723	10,209,805	$12.74
C Class, $0.01 Par Value	$1,094,529	86,382	$12.67
R Class, $0.01 Par Value	$321,002,579	25,236,407	$12.72
R6 Class, $0.01 Par Value	$451,836,231	40,831,373	$11.07
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$407,550,935	24,769,201	$16.45
I Class, $0.01 Par Value	$221,518,012	13,436,766	$16.49
A Class, $0.01 Par Value	$124,182,050	7,560,637	$16.42
C Class, $0.01 Par Value	$1,288,864	79,004	$16.31
R Class, $0.01 Par Value	$315,313,588	19,202,124	$16.42
R6 Class, $0.01 Par Value	$439,153,687	43,722,021	$10.04
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.52 and $17.42 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
39

JULY 31, 2023
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,014,882,942 and $717,597,288, respectively)	$1,151,742,118	$807,467,762
Receivable for investments sold	1,866,352	1,059,708
Receivable for capital shares sold	776,283	2,147,798
Distributions receivable from affiliates	680,895	367,810
	1,155,065,648	811,043,078

Liabilities
Payable for investments purchased	680,895	367,895
Payable for capital shares redeemed	1,809,154	2,623,916
Accrued management fees	703,646	488,585
Distribution and service fees payable	129,835	95,851
	3,323,530	3,576,247

Net Assets	$1,151,742,118	$807,466,831

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,021,243,202	$730,304,734
Distributable earnings (loss)	130,498,916	77,162,097
	$1,151,742,118	$807,466,831

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$214,541,957	15,620,358	$13.73
I Class, $0.01 Par Value	$209,960,721	15,253,187	$13.77
A Class, $0.01 Par Value	$98,747,948	7,198,316	$13.72
C Class, $0.01 Par Value	$1,161,040	85,128	$13.64
R Class, $0.01 Par Value	$259,212,525	18,907,253	$13.71
R6 Class, $0.01 Par Value	$368,117,927	30,846,017	$11.93
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$122,095,032	7,874,195	$15.51
I Class, $0.01 Par Value	$157,600,486	10,158,824	$15.51
A Class, $0.01 Par Value	$69,325,825	4,482,015	$15.47
C Class, $0.01 Par Value	$822,289	53,729	$15.30
R Class, $0.01 Par Value	$192,693,252	12,455,493	$15.47
R6 Class, $0.01 Par Value	$264,929,947	20,970,243	$12.63
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $14.56 and $16.41 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
40

JULY 31, 2023
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $371,934,203 and $50,013,975, respectively)	$402,757,535	$52,012,136
Receivable for investments sold	266,533	—
Receivable for capital shares sold	508,375	117,075
Distributions receivable from affiliates	159,008	18,280
	403,691,451	52,147,491

Liabilities
Payable for investments purchased	158,923	33,999
Payable for capital shares redeemed	478,521	62,320
Accrued management fees	242,559	30,985
Distribution and service fees payable	54,042	8,051
	934,045	135,355

Net Assets	$402,757,406	$52,012,136

Net Assets Consist of:
Capital (par value and paid-in surplus)	$383,774,755	$51,726,633
Distributable earnings (loss)	18,982,651	285,503
	$402,757,406	$52,012,136

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$55,975,227	3,981,636	$14.06
I Class, $0.01 Par Value	$66,910,211	4,752,070	$14.08
A Class, $0.01 Par Value	$28,252,633	2,013,033	$14.03
C Class, $0.01 Par Value	$290,081	20,908	$13.87
R Class, $0.01 Par Value	$115,828,007	8,266,558	$14.01
R6 Class, $0.01 Par Value	$135,501,247	9,588,633	$14.13
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$5,228,985	460,546	$11.35
I Class, $0.01 Par Value	$8,114,000	714,179	$11.36
A Class, $0.01 Par Value	$2,533,619	223,544	$11.33
C Class, $0.01 Par Value	$117,149	10,378	$11.29
R Class, $0.01 Par Value	$18,381,952	1,623,342	$11.32
R6 Class, $0.01 Par Value	$17,636,431	1,549,521	$11.38
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $14.89 and $12.02 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
41

Statements of Operations

YEAR ENDED JULY 31, 2023
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$65,629,269	$62,826,596

Expenses:
Management fees	12,832,331	12,338,723
Distribution and service fees:
A Class	476,795	410,053
C Class	22,013	18,752
R Class	1,122,628	1,167,451
Directors' fees and expenses	60,734	58,677
Other expenses	28,033	27,017
	14,542,534	14,020,673
Fees waived	(1,017,202)	(834,093)
	13,525,332	13,186,580

Net investment income (loss)	52,103,937	49,640,016

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	20,199,009	16,153,486
Capital gain distributions received from underlying funds	17,863,034	17,624,284
	38,062,043	33,777,770

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(32,044,617)	(23,714,941)

Net realized and unrealized gain (loss) on affiliates	6,017,426	10,062,829

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,121,363	$59,702,845

See Notes to Financial Statements.
42

YEAR ENDED JULY 31, 2023
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$56,765,172	$62,568,636

Expenses:
Management fees	11,525,475	14,046,480
Distribution and service fees:
A Class	378,270	453,239
C Class	20,669	11,071
R Class	1,496,533	1,570,493
Directors' fees and expenses	54,637	62,745
Other expenses	27,452	35,540
	13,503,036	16,179,568
Fees waived	(848,327)	(882,181)
	12,654,709	15,297,387

Net investment income (loss)	44,110,463	47,271,249

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(14,877,737)	(15,334,256)
Capital gain distributions received from underlying funds	17,165,108	20,904,052
	2,287,371	5,569,796

Change in net unrealized appreciation (depreciation) on investments in underlying funds	23,903,344	42,273,634

Net realized and unrealized gain (loss) on affiliates	26,190,715	47,843,430

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,301,178	$95,114,679
See Notes to Financial Statements.
43

YEAR ENDED JULY 31, 2023
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$42,308,204	$41,583,141

Expenses:
Management fees	10,192,238	11,173,225
Distribution and service fees:
A Class	313,921	306,831
C Class	10,917	13,514
R Class	1,433,047	1,377,349
Directors' fees and expenses	44,497	46,712
Other expenses	30,978	39,296
	12,025,598	12,956,927
Fees waived	(694,216)	(612,846)
	11,331,382	12,344,081

Net investment income (loss)	30,976,822	29,239,060

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(20,057,219)	(17,767,592)
Capital gain distributions received from underlying funds	15,920,920	18,010,690
	(4,136,299)	243,098

Change in net unrealized appreciation (depreciation) on investments in underlying funds	53,796,905	65,581,508

Net realized and unrealized gain (loss) on affiliates	49,660,606	65,824,606

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,637,428	$95,063,666

See Notes to Financial Statements.
44

YEAR ENDED JULY 31, 2023
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$27,992,601	$18,042,895

Expenses:
Management fees	8,189,567	5,669,068
Distribution and service fees:
A Class	225,283	158,850
C Class	10,774	7,859
R Class	1,125,858	811,820
Directors' fees and expenses	34,026	23,396
Other expenses	34,970	33,537
	9,620,478	6,704,530
Fees waived	(404,230)	(363,926)
	9,216,248	6,340,604

Net investment income (loss)	18,776,353	11,702,291

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(20,362,681)	(20,043,615)
Capital gain distributions received from underlying funds	14,206,420	10,371,874
	(6,156,261)	(9,671,741)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	70,230,994	60,841,502

Net realized and unrealized gain (loss) on affiliates	64,074,733	51,169,761

Net Increase (Decrease) in Net Assets Resulting from Operations	$82,851,086	$62,872,052

See Notes to Financial Statements.
45

YEAR ENDED JULY 31, 2023
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$7,893,482	$853,772

Expenses:
Management fees	2,659,104	294,098
Distribution and service fees:
A Class	60,768	3,968
C Class	2,561	473
R Class	463,520	58,544
Directors' fees and expenses	10,664	1,167
Other expenses	24,443	8,950
	3,221,060	367,200
Fees waived	(196,721)	(24,476)
	3,024,339	342,724

Net investment income (loss)	4,869,143	511,048

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(9,790,602)	(1,940,616)
Capital gain distributions received from underlying funds	4,733,426	524,695
	(5,057,176)	(1,415,921)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	32,759,742	5,487,226

Net realized and unrealized gain (loss) on affiliates	27,702,566	4,071,305

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,571,709	$4,582,353

See Notes to Financial Statements.
46

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$52,103,937	$101,892,413	$49,640,016	$101,678,037
Net realized gain (loss)	38,062,043	86,793,657	33,777,770	96,493,756
Change in net unrealized appreciation (depreciation)	(32,044,617)	(374,658,155)	(23,714,941)	(393,012,926)
Net increase (decrease) in net assets resulting from operations	58,121,363	(185,972,085)	59,702,845	(194,841,133)

Distributions to Shareholders
From earnings:
Investor Class	(36,472,356)	(75,268,652)	(28,548,007)	(64,627,237)
I Class	(12,940,975)	(29,384,549)	(12,295,260)	(29,947,885)
A Class	(8,697,673)	(17,895,445)	(6,790,321)	(15,704,904)
C Class	(84,454)	(281,897)	(62,011)	(196,368)
R Class	(9,624,346)	(19,032,312)	(8,848,845)	(17,832,838)
R6 Class	(28,397,300)	(59,897,904)	(31,237,545)	(69,708,018)
Decrease in net assets from distributions	(96,217,104)	(201,760,759)	(87,781,989)	(198,017,250)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(152,560,527)	(257,932,454)	(158,505,620)	(206,231,189)

Net increase (decrease) in net assets	(190,656,268)	(645,665,298)	(186,584,764)	(599,089,572)

Net Assets
Beginning of period	2,033,576,757	2,679,242,055	1,967,429,147	2,566,518,719
End of period	$1,842,920,489	$2,033,576,757	$1,780,844,383	$1,967,429,147

See Notes to Financial Statements.
47

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$44,110,463	$92,086,452	$47,271,249	$106,741,100
Net realized gain (loss)	2,287,371	89,447,244	5,569,796	116,421,542
Change in net unrealized appreciation (depreciation)	23,903,344	(371,678,686)	42,273,634	(461,836,590)
Net increase (decrease) in net assets resulting from operations	70,301,178	(190,144,990)	95,114,679	(238,673,948)

Distributions to Shareholders
From earnings:
Investor Class	(21,138,435)	(37,930,472)	(29,112,933)	(51,528,323)
I Class	(16,495,579)	(31,137,808)	(16,646,206)	(30,293,457)
A Class	(7,667,026)	(14,421,414)	(8,617,225)	(14,980,120)
C Class	(86,646)	(213,331)	(44,753)	(110,066)
R Class	(13,976,485)	(22,222,744)	(13,741,392)	(20,697,138)
R6 Class	(33,248,073)	(62,185,446)	(43,393,558)	(76,638,766)
Decrease in net assets from distributions	(92,612,244)	(168,111,215)	(111,556,067)	(194,247,870)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(33,297,951)	(75,988,669)	(50,530,416)	(44,962,079)

Net increase (decrease) in net assets	(55,609,017)	(434,244,874)	(66,971,804)	(477,883,897)

Net Assets
Beginning of period	1,790,390,676	2,224,635,550	2,048,401,569	2,526,285,466
End of period	$1,734,781,659	$1,790,390,676	$1,981,429,765	$2,048,401,569

See Notes to Financial Statements.
48

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$30,976,822	$77,283,729	$29,239,060	$82,103,763
Net realized gain (loss)	(4,136,299)	87,032,892	243,098	106,102,880
Change in net unrealized appreciation (depreciation)	53,796,905	(347,238,092)	65,581,508	(392,020,651)
Net increase (decrease) in net assets resulting from operations	80,637,428	(182,921,471)	95,063,666	(203,814,008)

Distributions to Shareholders
From earnings:
Investor Class	(18,460,784)	(30,078,810)	(22,157,540)	(37,296,784)
I Class	(15,362,725)	(26,312,273)	(13,900,939)	(23,437,359)
A Class	(7,090,840)	(11,766,510)	(6,426,727)	(10,768,562)
C Class	(52,271)	(92,512)	(61,618)	(116,970)
R Class	(14,990,930)	(20,928,000)	(13,198,910)	(18,546,575)
R6 Class	(28,404,492)	(52,115,518)	(36,216,085)	(63,298,641)
Decrease in net assets from distributions	(84,362,042)	(141,293,623)	(91,961,819)	(153,464,891)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,116,579)	(21,007,985)	(5,463,598)	(23,338,616)

Net increase (decrease) in net assets	(6,841,193)	(345,223,079)	(2,361,751)	(380,617,515)

Net Assets
Beginning of period	1,445,513,689	1,790,736,768	1,511,368,887	1,891,986,402
End of period	$1,438,672,496	$1,445,513,689	$1,509,007,136	$1,511,368,887

See Notes to Financial Statements.
49

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$18,776,353	$59,213,403	$11,702,291	$40,139,800
Net realized gain (loss)	(6,156,261)	73,548,421	(9,671,741)	47,032,034
Change in net unrealized appreciation (depreciation)	70,230,994	(278,835,356)	60,841,502	(188,168,821)
Net increase (decrease) in net assets resulting from operations	82,851,086	(146,073,532)	62,872,052	(100,996,987)

Distributions to Shareholders
From earnings:
Investor Class	(13,810,584)	(19,584,498)	(6,889,472)	(10,516,664)
I Class	(13,082,127)	(18,807,255)	(9,402,434)	(14,045,981)
A Class	(5,270,428)	(7,479,172)	(3,437,227)	(4,965,583)
C Class	(56,479)	(91,643)	(36,512)	(59,803)
R Class	(12,587,806)	(14,630,696)	(8,162,296)	(9,808,258)
R6 Class	(22,936,476)	(37,644,256)	(16,163,562)	(27,609,685)
Decrease in net assets from distributions	(67,743,900)	(98,237,520)	(44,091,503)	(67,005,974)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	66,377,416	616,751	61,591,392	27,918,203

Net increase (decrease) in net assets	81,484,602	(243,694,301)	80,371,941	(140,084,758)

Net Assets
Beginning of period	1,070,257,516	1,313,951,817	727,094,890	867,179,648
End of period	$1,151,742,118	$1,070,257,516	$807,466,831	$727,094,890

See Notes to Financial Statements.
50

YEARS ENDED JULY 31, 2023 AND JULY 31, 2022
	One Choice 2060 Portfolio		One Choice 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Operations
Net investment income (loss)	$4,869,143	$15,691,515	$511,048	$866,732
Net realized gain (loss)	(5,057,176)	15,500,419	(1,415,921)	555,898
Change in net unrealized appreciation (depreciation)	32,759,742	(71,627,849)	5,487,226	(4,042,530)
Net increase (decrease) in net assets resulting from operations	32,571,709	(40,435,915)	4,582,353	(2,619,900)

Distributions to Shareholders
From earnings:
Investor Class	(3,749,305)	(3,814,767)	(171,838)	(125,764)
I Class	(3,829,500)	(3,552,447)	(249,270)	(103,965)
A Class	(1,555,452)	(1,504,548)	(53,366)	(22,097)
C Class	(14,871)	(14,810)	(1,231)	(1,069)
R Class	(5,638,209)	(4,091,371)	(368,424)	(129,272)
R6 Class	(7,174,242)	(7,968,447)	(580,166)	(407,453)
Decrease in net assets from distributions	(21,961,579)	(20,946,390)	(1,424,295)	(789,620)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	81,993,624	45,369,632	23,404,959	19,639,970

Net increase (decrease) in net assets	92,603,754	(16,012,673)	26,563,017	16,230,450

Net Assets
Beginning of period	310,153,652	326,166,325	25,449,119	9,218,669
End of period	$402,757,406	$310,153,652	$52,012,136	$25,449,119

See Notes to Financial Statements.
51

Notes to Financial Statements

JULY 31, 2023

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

52

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2023, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2023 and cannot terminate them prior to such date without the approval of the Board of Directors.

53

From August 1, 2022 until November 30, 2022, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.58%	0.48%	0.03%	0.04%	0.09%
One Choice 2025 Portfolio	0.78%	0.59%	0.49%	0.02%	0.03%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.64%	0.54%	0.03%	0.03%	0.08%
One Choice 2040 Portfolio	0.86%	0.67%	0.56%	0.03%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.69%	0.58%	0.03%	0.03%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.58%	0.03%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.93%	0.74%	0.60%	0.05%	0.06%	0.07%

Effective December 1, 2022, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.50%	0.04%	0.06%	0.11%
One Choice 2025 Portfolio	0.79%	0.60%	0.51%	0.03%	0.04%	0.10%
One Choice 2030 Portfolio	0.81%	0.62%	0.52%	0.03%	0.04%	0.09%
One Choice 2035 Portfolio	0.84%	0.65%	0.54%	0.03%	0.04%	0.08%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.58%	0.03%	0.04%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.59%	0.03%	0.03%	0.06%
One Choice 2055 Portfolio	0.92%	0.73%	0.60%	0.04%	0.05%	0.07%
One Choice 2060 Portfolio	0.93%	0.73%	0.61%	0.05%	0.05%	0.08%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%

For the period ended July 31, 2023, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.59%	0.49%	0.04%	0.05%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.50%	0.03%	0.04%	0.09%
One Choice 2030 Portfolio	0.81%	0.62%	0.52%	0.03%	0.04%	0.09%
One Choice 2035 Portfolio	0.84%	0.65%	0.54%	0.03%	0.04%	0.08%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.58%	0.03%	0.04%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.59%	0.03%	0.03%	0.06%
One Choice 2055 Portfolio	0.92%	0.73%	0.60%	0.04%	0.05%	0.07%
One Choice 2060 Portfolio	0.93%	0.73%	0.61%	0.05%	0.05%	0.08%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%

54

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended July 31, 2023 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$278,880	$136,382	$69,874	$800	$82,472	$448,794
One Choice 2025 Portfolio	$174,005	$97,075	$43,595	$500	$62,538	$456,380
One Choice 2030 Portfolio	$118,047	$118,607	$45,392	$620	$89,792	$475,869
One Choice 2035 Portfolio	$173,870	$112,251	$54,389	$332	$94,229	$447,110
One Choice 2040 Portfolio	$109,913	$100,344	$46,113	$400	$105,755	$331,691
One Choice 2045 Portfolio	$121,371	$86,778	$36,820	$405	$82,641	$284,831
One Choice 2050 Portfolio	$64,856	$61,580	$27,034	$323	$67,551	$182,886
One Choice 2055 Portfolio	$47,121	$72,369	$25,416	$314	$64,946	$153,760
One Choice 2060 Portfolio	$26,924	$28,583	$12,154	$128	$46,352	$82,580
One Choice 2065 Portfolio	$2,482	$3,577	$920	$28	$6,758	$10,711

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2023 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.
55

4. Investment Transactions

Investment transactions for the period ended July 31, 2023 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$290,267,960	$268,372,853	$286,060,108	$300,455,621	$236,192,427
Sales	$469,075,354	$447,392,618	$350,693,866	$394,352,392	$276,773,008

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$235,176,707	$215,687,909	$172,430,221	$117,232,904	$30,023,391
Sales	$285,352,178	$184,071,501	$132,856,020	$47,598,349	$7,006,983

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	5,444,170	$63,761,920	27,164,199	$336,713,681
Issued in reinvestment of distributions	3,200,247	36,002,633	5,495,026	74,308,384
Redeemed	(14,014,159)	(163,392,008)	(33,936,152)	(427,529,361)
	(5,369,742)	(63,627,455)	(1,276,927)	(16,507,296)
I Class
Sold	5,808,349	67,557,376	4,423,335	60,874,797
Issued in reinvestment of distributions	1,147,848	12,914,096	2,167,747	29,314,654
Redeemed	(12,305,495)	(143,508,063)	(18,827,197)	(266,537,968)
	(5,349,298)	(63,036,591)	(12,236,115)	(176,348,517)
A Class
Sold	2,091,391	24,466,911	2,497,791	33,030,391
Issued in reinvestment of distributions	742,189	8,343,605	1,272,451	17,235,371
Redeemed	(3,508,385)	(40,919,709)	(5,778,594)	(78,208,285)
	(674,805)	(8,109,193)	(2,008,352)	(27,942,523)
C Class
Sold	5,878	67,842	5,355	73,473
Issued in reinvestment of distributions	7,616	84,454	20,939	281,897
Redeemed	(69,052)	(797,607)	(130,935)	(1,712,684)
	(55,558)	(645,311)	(104,641)	(1,357,314)
R Class
Sold	3,076,798	35,874,244	2,800,303	36,930,338
Issued in reinvestment of distributions	858,245	9,616,052	1,406,942	19,015,368
Redeemed	(3,534,897)	(41,292,396)	(4,118,553)	(54,636,161)
	400,146	4,197,900	88,692	1,309,545
R6 Class
Sold	10,752,182	96,876,207	21,378,773	234,435,190
Issued in reinvestment of distributions	3,151,476	27,417,076	5,476,942	58,078,042
Redeemed	(15,976,890)	(145,633,160)	(30,951,438)	(329,599,581)
	(2,073,232)	(21,339,877)	(4,095,723)	(37,086,349)
Net increase (decrease)	(13,122,489)	$(152,560,527)	(19,633,066)	$(257,932,454)

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	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	3,835,046	$50,185,999	13,232,430	$188,998,802
Issued in reinvestment of distributions	2,268,239	28,398,350	4,217,765	64,489,627
Redeemed	(11,161,171)	(146,066,997)	(19,849,568)	(286,170,677)
	(5,057,886)	(67,482,648)	(2,399,373)	(32,682,248)
I Class
Sold	5,695,619	74,065,454	5,639,779	88,205,976
Issued in reinvestment of distributions	973,558	12,188,942	1,947,049	29,750,915
Redeemed	(11,932,406)	(156,332,894)	(17,662,993)	(279,989,130)
	(5,263,229)	(70,078,498)	(10,076,165)	(162,032,239)
A Class
Sold	1,668,925	21,934,103	1,956,052	29,008,539
Issued in reinvestment of distributions	508,874	6,371,109	972,411	14,868,167
Redeemed	(3,641,183)	(47,786,593)	(4,881,863)	(74,426,806)
	(1,463,384)	(19,481,381)	(1,953,400)	(30,550,100)
C Class
Sold	16,074	210,990	8,356	123,092
Issued in reinvestment of distributions	4,937	62,011	12,809	196,368
Redeemed	(29,478)	(386,220)	(76,218)	(1,126,229)
	(8,467)	(113,219)	(55,053)	(806,769)
R Class
Sold	3,340,930	43,700,508	3,510,215	52,081,313
Issued in reinvestment of distributions	706,660	8,847,385	1,163,075	17,783,415
Redeemed	(3,005,751)	(39,423,272)	(3,421,912)	(50,758,421)
	1,041,839	13,124,621	1,251,378	19,106,307
R6 Class
Sold	11,252,756	105,427,085	21,885,155	250,954,930
Issued in reinvestment of distributions	3,338,050	29,675,260	6,017,310	66,551,447
Redeemed	(15,831,954)	(149,576,840)	(28,872,558)	(316,772,517)
	(1,241,148)	(14,474,495)	(970,093)	733,860
Net increase (decrease)	(11,992,275)	$(158,505,620)	(14,202,706)	$(206,231,189)

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	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	4,411,295	$50,962,731	9,924,803	$130,395,835
Issued in reinvestment of distributions	1,919,082	20,995,260	2,767,974	37,782,853
Redeemed	(9,785,695)	(112,016,664)	(11,368,928)	(147,402,743)
	(3,455,318)	(40,058,673)	1,323,849	20,775,945
I Class
Sold	6,653,365	76,094,906	6,659,489	92,482,881
Issued in reinvestment of distributions	1,506,442	16,465,414	2,280,644	31,085,177
Redeemed	(13,105,576)	(151,057,024)	(20,493,561)	(295,016,684)
	(4,945,769)	(58,496,704)	(11,553,428)	(171,448,626)
A Class
Sold	2,246,045	25,878,055	2,429,910	32,077,156
Issued in reinvestment of distributions	634,045	6,923,750	966,445	13,172,647
Redeemed	(3,365,410)	(38,484,849)	(5,720,245)	(77,368,834)
	(485,320)	(5,683,044)	(2,323,890)	(32,119,031)
C Class
Sold	28,926	333,850	12,048	160,377
Issued in reinvestment of distributions	7,906	86,646	15,606	213,331
Redeemed	(47,862)	(548,035)	(88,205)	(1,121,977)
	(11,030)	(127,539)	(60,551)	(748,269)
R Class
Sold	5,878,139	67,640,613	5,242,790	69,118,887
Issued in reinvestment of distributions	1,277,589	13,964,049	1,627,462	22,198,588
Redeemed	(3,592,254)	(41,374,307)	(3,799,644)	(49,746,628)
	3,563,474	40,230,355	3,070,608	41,570,847
R6 Class
Sold	13,230,437	136,024,000	23,294,890	294,161,645
Issued in reinvestment of distributions	3,294,420	32,087,649	4,917,441	60,140,299
Redeemed	(13,240,804)	(137,273,995)	(24,029,377)	(288,321,479)
	3,284,053	30,837,654	4,182,954	65,980,465
Net increase (decrease)	(2,049,910)	$(33,297,951)	(5,360,458)	$(75,988,669)

58

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	4,008,295	$58,737,720	7,218,726	$122,173,063
Issued in reinvestment of distributions	2,095,522	29,002,021	2,946,248	51,294,080
Redeemed	(9,516,926)	(138,152,581)	(9,890,153)	(165,281,021)
	(3,413,109)	(50,412,840)	274,821	8,186,122
I Class
Sold	6,277,052	90,868,040	5,821,052	103,478,164
Issued in reinvestment of distributions	1,198,458	16,598,641	1,735,410	30,230,842
Redeemed	(12,869,574)	(187,547,333)	(15,389,952)	(279,904,291)
	(5,394,064)	(80,080,652)	(7,833,490)	(146,195,285)
A Class
Sold	1,943,295	28,379,690	2,093,463	35,138,236
Issued in reinvestment of distributions	589,176	8,154,199	819,515	14,275,948
Redeemed	(2,719,037)	(39,568,965)	(4,456,457)	(77,551,342)
	(186,566)	(3,035,076)	(1,543,479)	(28,137,158)
C Class
Sold	8,947	130,168	11,723	198,399
Issued in reinvestment of distributions	3,234	44,753	6,322	110,066
Redeemed	(19,483)	(284,228)	(52,809)	(893,361)
	(7,302)	(109,307)	(34,764)	(584,896)
R Class
Sold	5,291,526	77,236,125	4,322,882	72,135,912
Issued in reinvestment of distributions	989,160	13,699,852	1,184,359	20,631,535
Redeemed	(2,823,664)	(41,364,908)	(2,848,728)	(47,663,523)
	3,457,022	49,571,069	2,658,513	45,103,924
R6 Class
Sold	13,858,323	132,145,203	23,050,787	279,251,098
Issued in reinvestment of distributions	4,641,820	41,637,129	6,370,127	73,957,179
Redeemed	(14,580,174)	(140,245,942)	(24,230,509)	(276,543,063)
	3,919,969	33,536,390	5,190,405	76,665,214
Net increase (decrease)	(1,624,050)	$(50,530,416)	(1,287,994)	$(44,962,079)

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	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	3,935,400	$48,077,303	6,494,868	$92,943,653
Issued in reinvestment of distributions	1,606,963	18,415,789	2,041,048	30,003,399
Redeemed	(8,666,921)	(104,454,915)	(7,482,453)	(105,124,942)
	(3,124,558)	(37,961,823)	1,053,463	17,822,110
I Class
Sold	5,748,702	69,392,642	5,277,135	78,789,349
Issued in reinvestment of distributions	1,333,920	15,286,723	1,781,655	26,190,334
Redeemed	(10,358,610)	(126,034,242)	(12,213,037)	(188,963,827)
	(3,275,988)	(41,354,877)	(5,154,247)	(83,984,144)
A Class
Sold	1,871,885	22,738,942	1,691,850	24,021,551
Issued in reinvestment of distributions	575,813	6,598,818	751,760	11,050,866
Redeemed	(2,352,582)	(28,479,375)	(3,995,825)	(58,767,441)
	95,116	858,385	(1,552,215)	(23,695,024)
C Class
Sold	13,764	165,987	14,632	208,112
Issued in reinvestment of distributions	4,565	52,271	6,298	92,512
Redeemed	(24,798)	(301,244)	(23,706)	(347,537)
	(6,469)	(82,986)	(2,776)	(46,913)
R Class
Sold	5,832,785	70,887,191	4,934,023	69,771,771
Issued in reinvestment of distributions	1,306,735	14,975,179	1,422,368	20,908,819
Redeemed	(3,212,849)	(39,104,758)	(2,704,186)	(38,081,790)
	3,926,671	46,757,612	3,652,205	52,598,800
R6 Class
Sold	10,682,875	112,837,873	16,734,864	221,043,411
Issued in reinvestment of distributions	2,761,849	27,397,541	3,938,191	50,605,761
Redeemed	(10,469,022)	(111,568,304)	(20,461,843)	(255,351,986)
	2,975,702	28,667,110	211,212	16,297,186
Net increase (decrease)	590,474	$(3,116,579)	(1,792,358)	$(21,007,985)

60

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	3,025,862	$47,252,373	4,407,329	$81,551,161
Issued in reinvestment of distributions	1,507,338	22,097,579	1,971,523	37,222,347
Redeemed	(6,616,429)	(102,276,967)	(5,805,206)	(105,035,583)
	(2,083,229)	(32,927,015)	573,646	13,737,925
I Class
Sold	5,116,462	78,813,732	4,874,268	92,671,501
Issued in reinvestment of distributions	934,676	13,711,693	1,225,772	23,167,092
Redeemed	(9,264,770)	(143,826,662)	(9,919,112)	(193,752,329)
	(3,213,632)	(51,301,237)	(3,819,072)	(77,913,736)
A Class
Sold	1,465,259	22,821,644	1,384,915	24,906,403
Issued in reinvestment of distributions	411,980	6,035,526	539,782	10,191,077
Redeemed	(2,237,885)	(34,866,909)	(2,774,963)	(51,460,363)
	(360,646)	(6,009,739)	(850,266)	(16,362,883)
C Class
Sold	7,058	109,588	6,696	121,434
Issued in reinvestment of distributions	4,215	61,618	6,212	116,970
Redeemed	(20,899)	(324,274)	(24,596)	(426,311)
	(9,626)	(153,068)	(11,688)	(187,907)
R Class
Sold	4,851,110	75,577,315	3,845,831	68,941,384
Issued in reinvestment of distributions	899,004	13,188,393	980,425	18,530,033
Redeemed	(2,507,808)	(39,110,139)	(2,366,774)	(42,549,410)
	3,242,306	49,655,569	2,459,482	44,922,007
R6 Class
Sold	11,429,861	109,975,671	16,209,612	200,326,465
Issued in reinvestment of distributions	3,904,403	34,866,318	5,136,621	61,331,261
Redeemed	(11,362,276)	(109,570,097)	(21,306,729)	(249,191,748)
	3,971,988	35,271,892	39,504	12,465,978
Net increase (decrease)	1,547,161	$(5,463,598)	(1,608,394)	$(23,338,616)

61

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	3,038,200	$39,345,515	4,090,776	$62,912,597
Issued in reinvestment of distributions	1,136,965	13,791,391	1,236,036	19,566,441
Redeemed	(5,855,555)	(75,092,100)	(4,248,798)	(64,711,145)
	(1,680,390)	(21,955,194)	1,078,014	17,767,893
I Class
Sold	4,409,949	56,713,252	4,099,582	64,552,242
Issued in reinvestment of distributions	1,067,065	12,954,169	1,177,432	18,662,303
Redeemed	(6,605,236)	(85,548,258)	(7,821,616)	(129,159,527)
	(1,128,222)	(15,880,837)	(2,544,602)	(45,944,982)
A Class
Sold	1,804,184	23,403,069	1,457,088	22,133,715
Issued in reinvestment of distributions	383,897	4,656,670	426,229	6,747,209
Redeemed	(1,707,879)	(22,098,942)	(2,115,341)	(32,900,856)
	480,202	5,960,797	(232,024)	(4,019,932)
C Class
Sold	16,554	215,761	14,706	224,972
Issued in reinvestment of distributions	4,664	56,479	5,796	91,643
Redeemed	(14,730)	(190,718)	(28,760)	(428,170)
	6,488	81,522	(8,258)	(111,555)
R Class
Sold	5,328,307	68,990,132	4,158,879	62,428,975
Issued in reinvestment of distributions	1,035,145	12,566,659	921,479	14,605,444
Redeemed	(2,614,415)	(33,944,664)	(2,408,655)	(36,045,905)
	3,749,037	47,612,127	2,671,703	40,988,514
R6 Class
Sold	9,679,267	109,241,275	12,008,171	169,189,795
Issued in reinvestment of distributions	2,114,476	22,223,140	2,650,958	36,768,783
Redeemed	(7,124,795)	(80,905,414)	(16,011,430)	(214,021,765)
	4,668,948	50,559,001	(1,352,301)	(8,063,187)
Net increase (decrease)	6,096,063	$66,377,416	(387,468)	$616,751

62

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	2,286,683	$33,323,809	2,511,013	$42,871,698
Issued in reinvestment of distributions	506,049	6,877,220	592,880	10,505,826
Redeemed	(3,260,165)	(46,789,620)	(2,599,386)	(43,572,623)
	(467,433)	(6,588,591)	504,507	9,804,901
I Class
Sold	4,199,858	60,274,724	3,796,881	67,025,465
Issued in reinvestment of distributions	685,903	9,321,418	788,250	13,959,905
Redeemed	(5,796,349)	(83,529,293)	(5,971,140)	(109,233,140)
	(910,588)	(13,933,151)	(1,386,009)	(28,247,770)
A Class
Sold	1,115,876	16,213,623	1,067,414	17,936,036
Issued in reinvestment of distributions	248,430	3,373,676	274,436	4,857,524
Redeemed	(1,027,402)	(14,901,207)	(1,400,844)	(24,444,616)
	336,904	4,686,092	(58,994)	(1,651,056)
C Class
Sold	8,276	118,943	9,737	158,413
Issued in reinvestment of distributions	2,705	36,512	3,398	59,803
Redeemed	(13,594)	(192,139)	(15,093)	(260,260)
	(2,613)	(36,684)	(1,958)	(42,044)
R Class
Sold	4,047,394	58,743,670	2,994,294	50,124,086
Issued in reinvestment of distributions	599,495	8,153,121	552,581	9,797,257
Redeemed	(1,699,040)	(24,843,840)	(1,495,227)	(25,153,401)
	2,947,849	42,052,951	2,051,648	34,767,942
R6 Class
Sold	6,741,860	80,333,230	9,118,052	135,751,422
Issued in reinvestment of distributions	1,421,925	15,712,275	1,848,638	27,008,601
Redeemed	(5,081,492)	(60,634,730)	(10,613,938)	(149,473,793)
	3,082,293	35,410,775	352,752	13,286,230
Net increase (decrease)	4,986,412	$61,591,392	1,461,946	$27,918,203

63

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,519,402	$20,090,452	1,679,007	$26,205,384
Issued in reinvestment of distributions	305,038	3,745,876	234,388	3,808,805
Redeemed	(1,790,811)	(23,412,836)	(1,276,655)	(19,250,514)
	33,629	423,492	636,740	10,763,675
I Class
Sold	1,740,693	22,839,416	1,405,808	21,738,332
Issued in reinvestment of distributions	311,595	3,829,500	218,612	3,552,447
Redeemed	(1,261,891)	(16,811,043)	(2,322,844)	(39,366,552)
	790,397	9,857,873	(698,424)	(14,075,773)
A Class
Sold	616,536	8,164,645	567,954	8,746,443
Issued in reinvestment of distributions	124,292	1,526,300	89,283	1,450,847
Redeemed	(422,579)	(5,592,774)	(552,126)	(8,820,422)
	318,249	4,098,171	105,111	1,376,868
C Class
Sold	1,966	25,762	1,364	20,803
Issued in reinvestment of distributions	1,220	14,871	918	14,810
Redeemed	(326)	(4,138)	(1,655)	(25,879)
	2,860	36,495	627	9,734
R Class
Sold	3,178,954	41,892,036	2,348,676	35,742,228
Issued in reinvestment of distributions	458,981	5,636,289	251,869	4,090,353
Redeemed	(1,004,470)	(13,270,466)	(689,257)	(10,458,165)
	2,633,465	34,257,859	1,911,288	29,374,416
R6 Class
Sold	4,416,669	58,743,657	4,707,360	75,830,343
Issued in reinvestment of distributions	571,210	7,037,302	482,305	7,861,578
Redeemed	(2,435,252)	(32,461,225)	(4,205,608)	(65,771,209)
	2,552,627	33,319,734	984,057	17,920,712
Net increase (decrease)	6,331,227	$81,993,624	2,939,399	$45,369,632

64

	Year ended July 31, 2023		Year ended July 31, 2022
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	322,066	$3,394,681	270,010	$3,282,853
Issued in reinvestment of distributions	17,357	171,838	9,903	125,764
Redeemed	(199,557)	(2,070,653)	(122,428)	(1,457,294)
	139,866	1,495,866	157,485	1,951,323
I Class
Sold	625,465	6,425,515	239,832	2,901,150
Issued in reinvestment of distributions	25,204	249,270	8,186	103,965
Redeemed	(242,211)	(2,515,082)	(89,604)	(1,167,367)
	408,458	4,159,703	158,414	1,837,748
A Class
Sold	157,531	1,652,014	82,714	990,270
Issued in reinvestment of distributions	5,391	53,366	1,740	22,097
Redeemed	(12,892)	(136,945)	(32,006)	(376,061)
	150,030	1,568,435	52,448	636,306
C Class
Sold	7,403	80,937	604	6,769
Issued in reinvestment of distributions	124	1,231	84	1,069
Redeemed	(355)	(3,889)	(6)	(61)
	7,172	78,279	682	7,777
R Class
Sold	1,072,441	11,295,024	549,930	6,435,359
Issued in reinvestment of distributions	37,194	368,219	10,170	129,272
Redeemed	(125,768)	(1,328,987)	(51,932)	(615,977)
	983,867	10,334,256	508,168	5,948,654
R6 Class
Sold	1,035,405	10,939,694	1,043,512	12,777,114
Issued in reinvestment of distributions	58,394	578,097	32,058	407,453
Redeemed	(543,707)	(5,749,371)	(325,597)	(3,926,405)
	550,092	5,768,420	749,973	9,258,162
Net increase (decrease)	2,239,485	$23,404,959	1,627,170	$19,639,970

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.
65

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2023 and July 31, 2022 were as follows:

	2023		2022
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$51,327,879	$44,889,225	$108,359,575	$93,401,184
One Choice 2025 Portfolio	$49,471,109	$38,310,880	$94,900,771	$103,116,479
One Choice 2030 Portfolio	$43,187,180	$49,425,064	$85,856,361	$82,254,854
One Choice 2035 Portfolio	$46,708,031	$64,848,036	$99,913,863	$94,334,007
One Choice 2040 Portfolio	$30,365,611	$53,996,431	$72,149,829	$69,143,794
One Choice 2045 Portfolio	$28,156,539	$63,805,280	$77,619,627	$75,845,264
One Choice 2050 Portfolio	$17,382,372	$50,361,528	$56,690,831	$41,546,689
One Choice 2055 Portfolio	$11,530,347	$32,561,156	$38,773,925	$28,232,049
One Choice 2060 Portfolio	$4,993,974	$16,967,605	$14,854,738	$6,091,652
One Choice 2065 Portfolio	$558,369	$865,926	$768,078	$21,542

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$1,711,440,471	$1,633,287,773	$1,610,500,242	$1,791,475,839	$1,304,860,051
Gross tax appreciation of investments	$228,031,056	$240,991,414	$216,758,451	$291,360,060	$199,401,697
Gross tax depreciation of investments	(96,549,378)	(93,417,117)	(92,476,963)	(101,392,507)	(65,586,067)
Net tax appreciation (depreciation) of investments	$131,481,678	$147,574,297	$124,281,488	$189,967,553	$133,815,630
Undistributed ordinary income	—	$11,112,701	$11,265,421	$11,439,225	$7,105,069
Accumulated long-term gains	$36,405,671	$33,548,198	$8,689,970	$15,376,548	$3,326,300
66

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,323,495,422	$1,024,322,544	$727,458,015	$383,041,601	$51,812,751
Gross tax appreciation of investments	$243,989,182	$160,259,661	$97,439,767	$30,857,442	$1,488,478
Gross tax depreciation of investments	(58,477,467)	(32,840,087)	(17,430,020)	(11,141,508)	(1,289,093)
Net tax appreciation (depreciation) of investments	$185,511,715	$127,419,574	$80,009,747	$19,715,934	$199,385
Undistributed ordinary income	$5,689,351	$2,838,081	$1,249,922	$408,444	$40,368
Accumulated long-term gains	$7,885,212	$241,261	—	—	$45,750
Accumulated short-term capital losses	—	—	$(3,281,780)	$(1,141,727)	—
Accumulated long-term capital losses	—	—	$(815,792)	—	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
67

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2023 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund	$401,445	$59,860	$45,299	$(23,265)	$392,741	42,736	$(4,535)	$15,539
High Income Fund	71,058	5,675	5,705	(100)	70,928	8,515	(891)	4,825
Inflation-Adjusted Bond Fund	60,757	12,444	542	(7,478)	65,181	6,172	10	4,062
Short Duration Fund	199,330	9,859	54,443	(1,659)	153,087	15,864	(3,443)	6,225
Short Duration Inflation Protection Bond Fund	144,602	16,311	6,597	(11,120)	143,196	14,164	168	7,895
Disciplined Growth Fund	58,099	621	18,116	4,896	45,500	2,002	1,019	517
Focused Large Cap Value Fund	185,334	14,792	46,888	(5,913)	147,325	14,630	7,131	12,315
Growth Fund	86,675	3,554	22,563	121	67,787	1,382	7,938	1,995
Heritage Fund(3)	40,049	11	11,486	3,433	32,007	1,274	532	—
Mid Cap Value Fund	83,757	5,287	28,413	(7,463)	53,168	3,296	6,512	5,110
Small Cap Growth Fund	20,130	133	5,817	2,192	16,638	808	(648)	133
Small Cap Value Fund	19,930	774	3,211	(261)	17,232	1,662	594	774
Sustainable Equity Fund	143,471	68,086	54,247	17,819	175,129	3,778	3,032	2,622
Emerging Markets Debt Fund	22,164	1,319	1,962	1,048	22,569	2,510	(305)	1,136
Global Bond Fund	159,760	56,046	5,608	(13,923)	196,275	22,823	(639)	11,059
International Bond Fund(3)	44,536	1,210	996	(1,461)	43,289	3,990	(126)	—
Global Real Estate Fund	20,873	678	3,277	(1,210)	17,064	1,428	(418)	164
International Growth Fund(3)	86,624	9,998	26,151	10,044	80,515	6,488	(701)	—
International Small-Mid Cap Fund	10,068	951	1,824	546	9,741	1,003	(414)	74
International Value Fund	97,782	16,838	37,767	16,697	93,550	11,032	(1,298)	3,427
Equity Growth Fund	77,131	5,821	67,964	(14,988)	—	—	6,681	5,620
	$2,033,575	$290,268	$448,876	$(32,045)	$1,842,922	165,557	$20,199	$83,492
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Diversified Bond Fund	$385,811	$52,425	$37,786	$(23,236)	$377,214	41,046	$(3,761)	$14,940
High Income Fund	73,528	5,998	7,846	178	71,858	8,626	(1,139)	4,954
Inflation-Adjusted Bond Fund	70,409	9,245	2,095	(8,305)	69,254	6,558	33	4,406
Short Duration Fund	155,782	13,051	37,263	(1,686)	129,884	13,459	(2,440)	5,109
Short Duration Inflation Protection Bond Fund	110,277	20,456	2,286	(8,697)	119,750	11,845	17	6,369
Disciplined Growth Fund	59,737	1,161	19,529	5,353	46,722	2,056	681	533
Focused Large Cap Value Fund	181,210	12,465	45,516	(4,049)	144,110	14,311	5,244	12,066
Growth Fund	88,980	4,444	23,861	(327)	69,236	1,411	8,752	2,055
Heritage Fund(3)	43,055	—	12,711	3,184	33,528	1,334	983	—
Mid Cap Value Fund	88,431	5,404	30,933	(7,740)	55,162	3,420	6,702	5,303
Small Cap Growth Fund	20,278	133	6,281	2,577	16,707	812	(1,064)	133
Small Cap Value Fund	20,089	774	3,333	(291)	17,239	1,662	584	774
Sustainable Equity Fund	141,107	58,615	44,627	17,914	173,009	3,732	2,819	2,510
Emerging Markets Debt Fund	27,515	1,352	4,378	1,553	26,042	2,897	(678)	1,348
Global Bond Fund	155,497	50,000	7,387	(13,237)	184,873	21,497	(874)	10,547
International Bond Fund(3)	41,164	845	439	(1,407)	40,163	3,702	(75)	—
Emerging Markets Fund	6,815	145	1,848	(1,038)	4,074	377	1,094	145
Global Real Estate Fund	22,212	682	3,939	(1,053)	17,902	1,498	(698)	172
International Growth Fund(3)	87,514	8,844	28,283	11,409	79,484	6,405	(2,148)	—
International Small-Mid Cap Fund	13,596	852	3,745	993	11,696	1,205	(889)	92
International Value Fund	92,863	15,688	35,394	16,270	89,427	10,546	(1,676)	3,285
Non-U.S. Intrinsic Value Fund	5,530	227	3,281	1,052	3,528	332	(268)	227
Equity Growth Fund	76,043	5,567	68,478	(13,132)	—	—	4,954	5,483
	$1,967,443	$268,373	$431,239	$(23,715)	$1,780,862	158,731	$16,153	$80,451
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Diversified Bond Fund	$337,615	$65,857	$26,212	$(19,831)	$357,429	38,893	$(4,018)	$13,593
High Income Fund	73,922	6,611	3,347	(464)	76,722	9,210	(463)	5,085
Inflation-Adjusted Bond Fund	77,481	11,640	1,428	(9,150)	78,543	7,438	8	4,847
Short Duration Fund	85,362	8,939	17,811	(1,131)	75,359	7,809	(1,188)	2,900
Short Duration Inflation Protection Bond Fund	57,099	12,614	—	(4,562)	65,151	6,444	—	3,393
Disciplined Growth Fund	54,187	2,656	15,141	8,002	49,704	2,187	(1,311)	522
Focused Dynamic Growth Fund(3)	5,927	—	1,549	(20)	4,358	87	530	—
Focused Large Cap Value Fund	167,939	16,253	36,542	660	148,310	14,728	761	11,540
Growth Fund	91,188	7,143	27,498	7,948	78,781	1,606	1,845	2,171
Heritage Fund(3)	50,631	29	14,880	6,695	42,475	1,690	(1,476)	—
Mid Cap Value Fund	92,180	6,011	30,101	(4,362)	63,728	3,951	3,372	5,792
Small Cap Growth Fund	18,937	133	3,336	2,486	18,220	885	(877)	133
Small Cap Value Fund	20,165	782	2,183	92	18,856	1,818	355	782
Sustainable Equity Fund	132,977	68,799	41,452	19,080	179,404	3,870	1,774	2,511
Emerging Markets Fund	20,833	556	5,107	1,661	17,943	1,660	(1,231)	556
Global Real Estate Fund	23,790	1,290	2,704	(1,143)	21,233	1,777	(656)	192
International Growth Fund(3)	87,122	9,820	25,417	13,590	85,115	6,859	(3,985)	—
International Small-Mid Cap Fund	18,629	1,448	3,327	1,250	18,000	1,854	(1,049)	130
International Value Fund	79,028	13,377	23,522	14,825	83,708	9,871	(1,621)	2,853
Non-U.S. Intrinsic Value Fund	16,383	789	6,671	3,347	13,848	1,302	(554)	789
Emerging Markets Debt Fund	34,649	2,046	3,195	1,660	35,160	3,911	(507)	1,750
Global Bond Fund	140,908	41,452	1,654	(12,192)	168,514	19,595	(239)	9,187
International Bond Fund(3)	32,885	2,508	—	(1,172)	34,221	3,154	—	—
Equity Growth Fund	70,553	5,307	72,494	(3,366)	—	—	(4,348)	5,204
	$1,790,390	$286,060	$365,571	$23,903	$1,734,782	150,599	$(14,878)	$73,930
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$53,172	$2,999	$13,022	$8,393	$51,542	2,268	$(1,385)	$529
Focused Dynamic Growth Fund(3)	20,989	253	4,478	1,731	18,495	370	563	—
Focused Large Cap Value Fund	198,151	17,133	37,576	469	178,177	17,694	1,197	13,777
Growth Fund	114,511	8,642	31,334	10,110	101,929	2,078	2,838	2,756
Heritage Fund(3)	74,643	575	20,336	9,640	64,522	2,568	(1,636)	—
Mid Cap Value Fund	117,618	8,685	33,218	(5,230)	87,855	5,447	3,837	7,793
Small Cap Growth Fund	23,488	166	3,756	2,945	22,843	1,110	(829)	166
Small Cap Value Fund	25,457	971	2,867	100	23,661	2,282	572	970
Sustainable Equity Fund	156,251	80,928	43,543	23,219	216,855	4,678	2,371	3,005
Diversified Bond Fund	367,365	74,741	38,705	(19,707)	383,694	41,751	(6,354)	14,755
High Income Fund	88,216	7,739	5,667	(308)	89,980	10,802	(806)	6,083
Inflation-Adjusted Bond Fund	86,385	13,109	676	(10,228)	88,590	8,389	(16)	5,442
Short Duration Fund	50,633	3,912	9,866	(673)	44,006	4,560	(692)	1,720
Short Duration Inflation Protection Bond Fund	32,878	5,669	—	(2,612)	35,935	3,554	—	1,936
Emerging Markets Fund	46,833	1,300	9,941	4,036	42,228	3,906	(2,850)	1,300
Global Real Estate Fund	33,405	1,415	3,354	(1,553)	29,913	2,503	(731)	261
International Growth Fund(3)	106,567	8,172	27,027	16,385	104,097	8,388	(4,632)	—
International Small-Mid Cap Fund	29,765	1,798	3,750	1,525	29,338	3,021	(1,129)	200
International Value Fund	81,953	12,675	21,244	16,267	89,651	10,572	(2,217)	2,962
Non-U.S. Intrinsic Value Fund	31,910	1,648	11,440	6,652	28,770	2,704	(716)	1,648
Emerging Markets Debt Fund	46,437	2,397	3,278	2,101	47,657	5,301	(540)	2,397
Global Bond Fund	154,113	34,185	2,141	(12,871)	173,286	20,150	(373)	9,641
International Bond Fund(3)	24,021	5,211	—	(813)	28,419	2,619	—	—
Equity Growth Fund	83,640	6,133	82,469	(7,304)	—	—	(1,806)	6,132
	$2,048,401	$300,456	$409,688	$42,274	$1,981,443	166,715	$(15,334)	$83,473
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$29,698	$2,150	$5,887	$5,256	$31,217	1,373	$(930)	$305
Focused Dynamic Growth Fund(3)	28,186	1,383	7,390	3,210	25,389	507	69	—
Focused Large Cap Value Fund	144,907	15,493	23,510	1,146	138,036	13,708	296	10,250
Growth Fund	88,263	9,289	25,013	9,951	82,490	1,681	828	2,150
Heritage Fund(3)	68,671	2,520	17,732	8,601	62,060	2,470	(794)	—
Mid Cap Value Fund	91,080	8,926	21,313	(2,860)	75,833	4,701	1,701	6,483
Small Cap Growth Fund	18,047	194	2,298	2,164	18,107	880	(488)	128
Small Cap Value Fund	19,056	1,658	2,159	199	18,754	1,808	446	751
Sustainable Equity Fund	113,878	62,564	28,338	17,895	165,999	3,581	1,691	2,223
Diversified Bond Fund	241,777	62,426	32,695	(11,799)	259,709	28,260	(5,330)	9,786
High Income Fund	60,586	5,808	2,146	(457)	63,791	7,658	(305)	4,226
Inflation-Adjusted Bond Fund	51,569	9,299	—	(6,177)	54,691	5,179	—	3,301
Short Duration Fund	9,253	2,193	599	(234)	10,613	1,100	(43)	379
Short Duration Inflation Protection Bond Fund	6,110	2,998	—	(550)	8,558	846	—	439
Emerging Markets Fund	55,924	3,736	13,189	5,322	51,793	4,791	(3,558)	1,548
Global Real Estate Fund	27,264	1,409	2,000	(1,413)	25,260	2,114	(401)	220
International Growth Fund(3)	80,382	5,732	18,225	12,004	79,893	6,438	(3,230)	—
International Small-Mid Cap Fund	28,014	720	3,906	1,470	26,298	2,708	(1,142)	180
International Value Fund	51,560	5,595	10,131	9,541	56,565	6,670	(768)	1,804
Non-U.S. Intrinsic Value Fund	33,210	1,751	10,749	7,004	31,216	2,934	(712)	1,751
Emerging Markets Debt Fund	35,034	1,826	1,784	1,482	36,558	4,067	(297)	1,826
Global Bond Fund	98,256	21,242	2,597	(7,802)	109,099	12,686	(450)	5,981
International Bond Fund(3)	4,453	2,428	—	(134)	6,747	622	—	—
Equity Growth Fund	60,339	4,852	65,169	(22)	—	—	(6,640)	4,498
	$1,445,517	$236,192	$296,830	$53,797	$1,438,676	116,782	$(20,057)	$58,229
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$20,103	$2,918	$3,580	$3,935	$23,376	1,028	$(507)	$224
Focused Dynamic Growth Fund(3)	44,235	2,602	11,824	5,405	40,418	808	(13)	—
Focused Large Cap Value Fund	162,276	17,966	24,890	812	156,164	15,508	730	11,481
Growth Fund	99,063	8,318	23,722	10,943	94,602	1,928	1,475	2,438
Heritage Fund(3)	85,085	3,657	19,249	11,542	81,035	3,225	(1,541)	—
Mid Cap Value Fund	102,583	11,581	19,357	(2,966)	91,841	5,694	1,518	7,685
Small Cap Growth Fund	20,724	145	3,022	2,554	20,401	991	(680)	144
Small Cap Value Fund	22,061	2,142	3,453	75	20,825	2,008	650	847
Sustainable Equity Fund	125,641	67,295	28,051	20,021	184,906	3,988	1,840	2,445
Diversified Bond Fund	218,751	60,759	31,480	(10,568)	237,462	25,839	(5,299)	8,904
High Income Fund	56,695	6,080	2,874	(329)	59,572	7,152	(435)	3,941
Inflation-Adjusted Bond Fund	45,554	6,909	341	(5,326)	46,796	4,431	(28)	2,846
Emerging Markets Fund	74,473	7,139	13,830	7,545	75,327	6,968	(4,743)	2,171
Global Real Estate Fund	31,508	2,719	2,174	(1,614)	30,439	2,547	(432)	262
International Growth Fund(3)	89,158	3,340	17,687	12,881	87,692	7,066	(3,273)	—
International Small-Mid Cap Fund	32,835	1,024	2,692	1,370	32,537	3,351	(938)	218
International Value Fund	51,562	4,457	10,217	9,482	55,284	6,519	(718)	1,753
Non-U.S. Intrinsic Value Fund	41,173	2,378	12,617	8,789	39,723	3,733	(709)	2,212
Emerging Markets Debt Fund	32,770	1,841	143	1,171	35,639	3,964	(20)	1,777
Global Bond Fund	88,424	16,913	3,665	(6,704)	94,968	11,043	(654)	5,255
Equity Growth Fund	66,695	4,994	68,253	(3,436)	—	—	(3,991)	4,991
	$1,511,369	$235,177	$303,121	$65,582	$1,509,007	117,791	$(17,768)	$59,594
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Disciplined Growth Fund	$5,977	$2,069	—	$1,386	$9,432	415	—	$79
Focused Dynamic Growth Fund(3)	44,293	5,268	$11,554	6,429	44,436	888	$(147)	—
Focused Large Cap Value Fund	124,662	19,636	14,959	2,047	131,386	13,047	(535)	9,126
Growth Fund	76,399	9,711	17,171	10,815	79,754	1,626	128	1,925
Heritage Fund(3)	65,288	5,950	12,079	9,199	68,358	2,720	(790)	—
Mid Cap Value Fund	79,683	11,303	12,024	(1,016)	77,946	4,832	89	6,096
Small Cap Growth Fund	15,798	708	1,303	1,892	17,095	831	(343)	114
Small Cap Value Fund	16,672	2,665	1,938	417	17,816	1,718	305	674
Sustainable Equity Fund	96,575	55,822	14,526	17,489	155,360	3,351	975	1,936
Emerging Markets Fund	57,706	10,133	10,534	6,231	63,536	5,878	(3,636)	1,712
Global Real Estate Fund	25,104	2,991	1,228	(1,252)	25,615	2,143	(244)	207
International Growth Fund(3)	68,780	5,640	11,078	9,939	73,281	5,905	(2,009)	—
International Small-Mid Cap Fund	25,492	2,151	1,572	972	27,043	2,785	(594)	175
International Value Fund	36,627	4,199	5,350	6,939	42,415	5,002	(441)	1,279
Non-U.S. Intrinsic Value Fund	35,771	2,205	8,380	7,796	37,392	3,514	(628)	1,935
Diversified Bond Fund	121,816	45,833	20,507	(5,563)	141,579	15,406	(3,288)	5,107
High Income Fund	30,981	4,622	312	(330)	34,961	4,197	(38)	2,251
Inflation-Adjusted Bond Fund	25,237	5,423	—	(3,027)	27,633	2,617	—	1,640
Emerging Markets Debt Fund	17,637	2,675	268	697	20,741	2,307	(41)	1,014
Global Bond Fund	49,168	12,080	1,373	(3,912)	55,963	6,507	(245)	3,015
Equity Growth Fund	50,591	4,604	58,278	3,083	—	—	(8,881)	3,914
	$1,070,257	$215,688	$204,434	$70,231	$1,151,742	85,689	$(20,363)	$42,199
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$37,093	$5,637	$8,764	$6,272	$40,238	804	$(589)	—
Focused Large Cap Value Fund	88,546	19,877	11,686	1,882	98,619	9,793	(801)	$6,693
Growth Fund	55,106	8,156	11,757	8,482	59,987	1,223	(276)	1,410
Heritage Fund(3)	47,522	5,721	9,129	7,113	51,227	2,038	(838)	—
Mid Cap Value Fund	56,690	10,563	8,716	(328)	58,209	3,609	(309)	4,461
Small Cap Growth Fund	11,372	933	1,098	1,456	12,663	615	(295)	83
Small Cap Value Fund	12,097	2,295	1,317	431	13,506	1,302	159	494
Sustainable Equity Fund	69,615	44,411	10,447	13,371	116,950	2,523	431	1,417
Emerging Markets Fund	41,323	10,282	8,542	4,823	47,886	4,430	(2,874)	1,249
Global Real Estate Fund	17,746	3,241	862	(832)	19,293	1,614	(167)	151
International Growth Fund(3)	49,655	5,453	7,321	7,441	55,228	4,450	(1,547)	—
International Small-Mid Cap Fund	18,661	2,238	1,090	759	20,568	2,118	(428)	128
International Value Fund	25,004	4,060	3,686	4,885	30,263	3,569	(290)	883
Non-U.S. Intrinsic Value Fund	26,404	4,008	6,532	6,238	30,118	2,831	(466)	1,506
Diversified Bond Fund	66,678	26,274	12,969	(2,889)	77,094	8,389	(1,995)	2,766
High Income Fund	17,131	2,974	1,111	(52)	18,942	2,274	(167)	1,223
Inflation-Adjusted Bond Fund	13,615	3,275	265	(1,605)	15,020	1,422	(41)	897
Emerging Markets Debt Fund	9,956	1,348	479	445	11,270	1,254	(87)	549
Global Bond Fund	26,436	7,982	2,015	(2,016)	30,387	3,533	(303)	1,662
Equity Growth Fund	36,446	3,702	45,114	4,966	—	—	(9,161)	2,843
	$727,096	$172,430	$152,900	$60,842	$807,468	57,791	$(20,044)	$28,415
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$16,147	$4,327	$3,586	$3,647	$20,535	410	$(580)	—
Focused Large Cap Value Fund	39,241	13,571	2,912	906	50,806	5,045	(245)	$3,094
Growth Fund	24,047	6,336	4,622	4,892	30,653	625	(476)	649
Heritage Fund(3)	20,567	5,271	3,560	3,847	26,125	1,040	(640)	—
Mid Cap Value Fund	24,830	7,924	2,921	11	29,844	1,850	(200)	2,060
Small Cap Growth Fund	5,039	1,063	217	658	6,543	318	(64)	38
Small Cap Value Fund	5,191	1,626	285	343	6,875	663	(20)	232
Sustainable Equity Fund	30,424	25,775	3,566	7,139	59,772	1,289	(24)	649
Emerging Markets Fund	18,341	7,401	3,502	2,356	24,596	2,275	(1,223)	576
Global Real Estate Fund	7,901	2,683	317	(333)	9,934	831	(64)	69
International Growth Fund(3)	21,774	5,815	2,496	3,516	28,609	2,305	(586)	—
International Small-Mid Cap Fund	8,256	2,316	220	277	10,629	1,095	(87)	64
International Value Fund	10,756	2,782	827	2,339	15,050	1,775	(157)	391
Non-U.S. Intrinsic Value Fund	11,904	3,044	2,116	3,062	15,894	1,494	(151)	705
Diversified Bond Fund	24,844	14,145	4,236	(1,209)	33,544	3,650	(665)	1,112
High Income Fund	6,208	2,409	200	(39)	8,378	1,006	(28)	487
Inflation-Adjusted Bond Fund	5,001	2,303	35	(629)	6,640	629	(5)	352
Emerging Markets Debt Fund	3,672	1,175	9	151	4,989	555	(2)	222
Global Bond Fund	9,875	4,954	735	(752)	13,342	1,551	(106)	634
Equity Growth Fund	16,136	2,313	21,027	2,578	—	—	(4,468)	1,293
	$310,154	$117,233	$57,389	$32,760	$402,758	28,406	$(9,791)	$12,627
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$1,345	$1,335	$588	$609	$2,701	54	$(174)	—
Focused Large Cap Value Fund	3,275	3,792	644	257	6,680	663	(137)	$348
Growth Fund	2,010	2,003	760	815	4,068	83	(175)	73
Heritage Fund(3)	1,727	1,681	536	572	3,444	137	(146)	—
Mid Cap Value Fund	2,070	2,308	576	130	3,932	244	(112)	231
Small Cap Growth Fund	418	410	75	110	863	42	(25)	4
Small Cap Value Fund	417	481	97	72	873	84	(17)	26
Sustainable Equity Fund	2,515	5,217	914	1,066	7,884	170	(111)	72
Emerging Markets Fund	1,534	1,856	474	365	3,281	304	(182)	64
Global Real Estate Fund	654	748	128	30	1,304	109	(43)	8
International Growth Fund(3)	1,790	2,007	572	553	3,778	304	(155)	—
International Small-Mid Cap Fund	676	763	135	98	1,402	144	(53)	8
International Value Fund	889	896	161	305	1,929	227	(31)	42
Non-U.S. Intrinsic Value Fund	1,016	899	191	398	2,122	199	(19)	78
Diversified Bond Fund	1,882	2,648	583	(72)	3,875	422	(89)	114
High Income Fund	474	560	68	11	977	117	(12)	50
Inflation-Adjusted Bond Fund	376	501	61	(46)	770	73	(11)	36
Emerging Markets Debt Fund	282	310	34	24	582	65	(6)	23
Global Bond Fund	751	991	151	(44)	1,547	180	(29)	61
Equity Growth Fund	1,348	617	2,199	234	—	—	(414)	140
	$25,449	$30,023	$8,947	$5,487	$52,012	3,621	$(1,941)	$1,378
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2023	$12.21	0.32	0.06	0.38	(0.30)	(0.27)	(0.57)	$12.02	3.44%	0.74%	0.78%	2.77%	2.73%	16%	$748,717
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
I Class
2023	$12.21	0.35	0.05	0.40	(0.32)	(0.27)	(0.59)	$12.02	3.64%	0.54%	0.59%	2.97%	2.92%	16%	$237,898
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023	$12.21	0.29	0.06	0.35	(0.27)	(0.27)	(0.54)	$12.02	3.18%	0.99%	1.03%	2.52%	2.48%	16%	$190,934
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
C Class
2023	$12.07	0.20	0.06	0.26	(0.18)	(0.27)	(0.45)	$11.88	2.44%	1.74%	1.78%	1.77%	1.73%	16%	$1,962
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
R Class
2023	$12.17	0.26	0.06	0.32	(0.24)	(0.27)	(0.51)	$11.98	2.93%	1.24%	1.28%	2.27%	2.23%	16%	$230,485
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023	$9.55	0.28	0.04	0.32	(0.34)	(0.27)	(0.61)	$9.26	3.81%	0.39%	0.49%	3.12%	3.02%	16%	$432,925
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2023	$13.70	0.36	0.08	0.44	(0.32)	(0.25)	(0.57)	$13.57	3.60%	0.76%	0.79%	2.71%	2.68%	15%	$636,549
2022	$16.17	0.67	(1.92)	(1.25)	(0.55)	(0.67)	(1.22)	$13.70	(8.54)%	0.76%	0.78%	4.42%	4.40%	15%	$712,029
2021	$14.70	0.20	2.21	2.41	(0.17)	(0.77)	(0.94)	$16.17	16.85%	0.76%	0.79%	1.27%	1.24%	19%	$879,425
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
I Class
2023	$13.71	0.39	0.08	0.47	(0.35)	(0.25)	(0.60)	$13.58	3.81%	0.56%	0.60%	2.91%	2.87%	15%	$245,803
2022	$16.19	0.71	(1.94)	(1.23)	(0.58)	(0.67)	(1.25)	$13.71	(8.40)%	0.56%	0.59%	4.62%	4.59%	15%	$320,347
2021	$14.72	0.22	2.22	2.44	(0.20)	(0.77)	(0.97)	$16.19	17.15%	0.56%	0.61%	1.47%	1.42%	19%	$541,299
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023	$13.68	0.32	0.09	0.41	(0.29)	(0.25)	(0.54)	$13.55	3.34%	1.01%	1.04%	2.46%	2.43%	15%	$158,130
2022	$16.15	0.63	(1.92)	(1.29)	(0.51)	(0.67)	(1.18)	$13.68	(8.79)%	1.01%	1.03%	4.17%	4.15%	15%	$179,681
2021	$14.68	0.16	2.21	2.37	(0.13)	(0.77)	(0.90)	$16.15	16.57%	1.01%	1.04%	1.02%	0.99%	19%	$243,677
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
C Class
2023	$13.66	0.22	0.09	0.31	(0.19)	(0.25)	(0.44)	$13.53	2.55%	1.76%	1.79%	1.71%	1.68%	15%	$1,874
2022	$16.12	0.55	(1.95)	(1.40)	(0.39)	(0.67)	(1.06)	$13.66	(9.45)%	1.76%	1.78%	3.42%	3.40%	15%	$2,007
2021	$14.65	0.05	2.20	2.25	(0.01)	(0.77)	(0.78)	$16.12	15.70%	1.76%	1.79%	0.27%	0.24%	19%	$3,256
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
R Class
2023	$13.66	0.29	0.09	0.38	(0.26)	(0.25)	(0.51)	$13.53	3.08%	1.26%	1.29%	2.21%	2.18%	15%	$245,509
2022	$16.13	0.58	(1.91)	(1.33)	(0.47)	(0.67)	(1.14)	$13.66	(9.04)%	1.26%	1.28%	3.92%	3.90%	15%	$233,649
2021	$14.66	0.12	2.21	2.33	(0.09)	(0.77)	(0.86)	$16.13	16.29%	1.26%	1.29%	0.77%	0.74%	19%	$255,643
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023	$9.93	0.29	0.05	0.34	(0.37)	(0.25)	(0.62)	$9.65	3.98%	0.41%	0.50%	3.06%	2.97%	15%	$492,979
2022	$12.07	0.54	(1.40)	(0.86)	(0.61)	(0.67)	(1.28)	$9.93	(8.26)%	0.41%	0.49%	4.77%	4.69%	15%	$519,716
2021	$11.20	0.18	1.68	1.86	(0.22)	(0.77)	(0.99)	$12.07	17.32%	0.41%	0.51%	1.62%	1.52%	19%	$643,218
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2023	$12.11	0.30	0.17	0.47	(0.29)	(0.33)	(0.62)	$11.96	4.31%	0.78%	0.81%	2.58%	2.55%	17%	$381,503
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
I Class
2023	$12.11	0.33	0.16	0.49	(0.31)	(0.33)	(0.64)	$11.96	4.53%	0.58%	0.62%	2.78%	2.74%	17%	$284,715
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
A Class
2023	$12.08	0.27	0.16	0.43	(0.26)	(0.33)	(0.59)	$11.92	3.97%	1.03%	1.06%	2.33%	2.30%	17%	$151,849
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023	$12.06	0.18	0.17	0.35	(0.17)	(0.33)	(0.50)	$11.91	3.25%	1.78%	1.81%	1.58%	1.55%	17%	$2,085
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
R Class
2023	$12.07	0.24	0.16	0.40	(0.23)	(0.33)	(0.56)	$11.91	3.70%	1.28%	1.31%	2.08%	2.05%	17%	$327,843
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
R6 Class
2023	$10.88	0.30	0.15	0.45	(0.33)	(0.33)	(0.66)	$10.67	4.67%	0.43%	0.52%	2.93%	2.84%	17%	$586,786
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2023	$15.30	0.35	0.34	0.69	(0.30)	(0.43)	(0.73)	$15.26	5.05%	0.82%	0.85%	2.40%	2.37%	15%	$572,770
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
I Class
2023	$15.33	0.39	0.34	0.73	(0.33)	(0.43)	(0.76)	$15.30	5.33%	0.62%	0.66%	2.60%	2.56%	15%	$277,988
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
A Class
2023	$15.28	0.32	0.35	0.67	(0.27)	(0.43)	(0.70)	$15.25	4.85%	1.07%	1.10%	2.15%	2.12%	15%	$185,742
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023	$15.21	0.21	0.35	0.56	(0.16)	(0.43)	(0.59)	$15.18	4.06%	1.82%	1.85%	1.40%	1.37%	15%	$1,071
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
R Class
2023	$15.27	0.27	0.35	0.62	(0.23)	(0.43)	(0.66)	$15.23	4.52%	1.32%	1.35%	1.90%	1.87%	15%	$349,840
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
R6 Class
2023	$10.22	0.26	0.21	0.47	(0.35)	(0.43)	(0.78)	$9.91	5.49%	0.47%	0.55%	2.75%	2.67%	15%	$594,019
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2023	$12.80	0.28	0.41	0.69	(0.26)	(0.47)	(0.73)	$12.76	6.00%	0.84%	0.88%	2.23%	2.19%	17%	$288,417
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
I Class
2023	$12.82	0.30	0.41	0.71	(0.29)	(0.47)	(0.76)	$12.77	6.14%	0.64%	0.68%	2.43%	2.39%	17%	$246,247
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
A Class
2023	$12.78	0.24	0.42	0.66	(0.23)	(0.47)	(0.70)	$12.74	5.74%	1.09%	1.13%	1.98%	1.94%	17%	$130,076
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023	$12.71	0.14	0.43	0.57	(0.14)	(0.47)	(0.61)	$12.67	4.94%	1.84%	1.88%	1.23%	1.19%	17%	$1,095
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
R Class
2023	$12.76	0.21	0.42	0.63	(0.20)	(0.47)	(0.67)	$12.72	5.47%	1.34%	1.38%	1.73%	1.69%	17%	$321,003
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
R6 Class
2023	$11.21	0.27	0.36	0.63	(0.30)	(0.47)	(0.77)	$11.07	6.41%	0.49%	0.57%	2.58%	2.50%	17%	$451,836
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2023	$16.31	0.32	0.68	1.00	(0.26)	(0.60)	(0.86)	$16.45	6.79%	0.87%	0.90%	2.00%	1.97%	16%	$407,551
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
I Class
2023	$16.35	0.35	0.68	1.03	(0.29)	(0.60)	(0.89)	$16.49	7.00%	0.67%	0.71%	2.20%	2.16%	16%	$221,518
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
A Class
2023	$16.29	0.28	0.67	0.95	(0.22)	(0.60)	(0.82)	$16.42	6.46%	1.12%	1.15%	1.75%	1.72%	16%	$124,182
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023	$16.18	0.16	0.67	0.83	(0.10)	(0.60)	(0.70)	$16.31	5.67%	1.87%	1.90%	1.00%	0.97%	16%	$1,289
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
R Class
2023	$16.28	0.23	0.69	0.92	(0.18)	(0.60)	(0.78)	$16.42	6.25%	1.37%	1.40%	1.50%	1.47%	16%	$315,314
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
R6 Class
2023	$10.34	0.23	0.38	0.61	(0.31)	(0.60)	(0.91)	$10.04	7.07%	0.52%	0.59%	2.35%	2.28%	16%	$439,154
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2023	$13.61	0.23	0.71	0.94	(0.21)	(0.61)	(0.82)	$13.73	7.71%	0.89%	0.92%	1.75%	1.72%	17%	$214,542
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
I Class
2023	$13.64	0.26	0.71	0.97	(0.23)	(0.61)	(0.84)	$13.77	7.99%	0.69%	0.72%	1.95%	1.92%	17%	$209,961
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
A Class
2023	$13.60	0.19	0.72	0.91	(0.18)	(0.61)	(0.79)	$13.72	7.44%	1.14%	1.17%	1.50%	1.47%	17%	$98,748
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023	$13.52	0.10	0.71	0.81	(0.08)	(0.61)	(0.69)	$13.64	6.64%	1.89%	1.92%	0.75%	0.72%	17%	$1,161
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
2021	$13.83	—(3)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
R Class
2023	$13.59	0.16	0.71	0.87	(0.14)	(0.61)	(0.75)	$13.71	7.16%	1.39%	1.42%	1.25%	1.22%	17%	$259,213
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
R6 Class
2023	$11.95	0.23	0.61	0.84	(0.25)	(0.61)	(0.86)	$11.93	8.06%	0.54%	0.60%	2.10%	2.04%	17%	$368,118
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2023	$15.19	0.24	0.93	1.17	(0.22)	(0.63)	(0.85)	$15.51	8.45%	0.89%	0.93%	1.58%	1.54%	18%	$122,095
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
I Class
2023	$15.20	0.27	0.92	1.19	(0.25)	(0.63)	(0.88)	$15.51	8.60%	0.69%	0.74%	1.78%	1.73%	18%	$157,600
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
A Class
2023	$15.15	0.19	0.94	1.13	(0.18)	(0.63)	(0.81)	$15.47	8.18%	1.14%	1.18%	1.33%	1.29%	18%	$69,326
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023	$14.99	0.08	0.93	1.01	(0.07)	(0.63)	(0.70)	$15.30	7.35%	1.89%	1.93%	0.58%	0.54%	18%	$822
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
R Class
2023	$15.15	0.15	0.94	1.09	(0.14)	(0.63)	(0.77)	$15.47	7.90%	1.39%	1.43%	1.08%	1.04%	18%	$192,693
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
R6 Class
2023	$12.55	0.23	0.75	0.98	(0.27)	(0.63)	(0.90)	$12.63	8.79%	0.54%	0.61%	1.93%	1.86%	18%	$264,930
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2023	$13.90	0.20	0.89	1.09	(0.21)	(0.72)	(0.93)	$14.06	8.80%	0.89%	0.94%	1.46%	1.41%	14%	$55,975
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
I Class
2023	$13.92	0.22	0.89	1.11	(0.23)	(0.72)	(0.95)	$14.08	9.01%	0.69%	0.74%	1.66%	1.61%	14%	$66,910
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
A Class
2023	$13.88	0.16	0.88	1.04	(0.17)	(0.72)	(0.89)	$14.03	8.45%	1.14%	1.19%	1.21%	1.16%	14%	$28,253
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023	$13.72	0.06	0.88	0.94	(0.07)	(0.72)	(0.79)	$13.87	7.69%	1.89%	1.94%	0.46%	0.41%	14%	$290
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
R Class
2023	$13.85	0.13	0.89	1.02	(0.14)	(0.72)	(0.86)	$14.01	8.26%	1.39%	1.44%	0.96%	0.91%	14%	$115,828
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
R6 Class
2023	$13.97	0.24	0.89	1.13	(0.25)	(0.72)	(0.97)	$14.13	9.15%	0.54%	0.62%	1.81%	1.73%	14%	$135,501
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2023	$10.86	0.15	0.77	0.92	(0.17)	(0.26)	(0.43)	$11.35	9.00%	0.91%	0.97%	1.37%	1.31%	19%	$5,229
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
2021(3)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%(4)	0.94%(4)	0.33%(4)	0.27%(4)	17%	$2,103
I Class
2023	$10.87	0.17	0.77	0.94	(0.19)	(0.26)	(0.45)	$11.36	9.22%	0.71%	0.77%	1.57%	1.51%	19%	$8,114
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
2021(3)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%(4)	0.75%(4)	0.53%(4)	0.46%(4)	17%	$1,901
A Class
2023	$10.84	0.11	0.78	0.89	(0.14)	(0.26)	(0.40)	$11.33	8.73%	1.16%	1.22%	1.12%	1.06%	19%	$2,534
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
2021(3)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%(4)	1.19%(4)	0.08%(4)	0.02%(4)	17%	$271
C Class
2023	$10.80	0.04	0.77	0.81	(0.06)	(0.26)	(0.32)	$11.29	7.92%	1.91%	1.97%	0.37%	0.31%	19%	$117
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
2021(3)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%(4)	1.94%(4)	(0.67)%(4)	(0.73)%(4)	17%	$32

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023	$10.83	0.09	0.77	0.86	(0.11)	(0.26)	(0.37)	$11.32	8.46%	1.41%	1.47%	0.87%	0.81%	19%	$18,382
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927
2021(3)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%(4)	1.44%(4)	(0.17)%(4)	(0.23)%(4)	17%	$1,688
R6 Class
2023	$10.89	0.18	0.77	0.95	(0.20)	(0.26)	(0.46)	$11.38	9.37%	0.56%	0.64%	1.72%	1.64%	19%	$17,636
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883
2021(3)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%(4)	0.61%(4)	0.68%(4)	0.60%(4)	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)September 23, 2020 (fund inception) through July 31, 2021.
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice® In Retirement Portfolio, One Choice® 2025 Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, One Choice® 2060 Portfolio, and One Choice® 2065 Portfolio, ten of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for the two years in the period ended July 31, 2023 and the period from September 23, 2020 (commencement of operations) through July 31, 2021), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds of the American Century Asset Allocation Portfolios, Inc. as of July 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to One Choice® 2065 Portfolio, for the two years in the period ended July 31, 2023 and the period from September 23, 2020 (commencement of operations) through July 31, 2021), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 18, 2023

We have served as the auditor of one or more American Century investment companies since 1997.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire on December 31 of the year in which they reach their 75th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Brian Bulatao (1964)	Director	Since 2022	Chief Administrative Officer, Activision Blizzard, Inc. (2021 to present); Under Secretary of State for Management, U.S. Department of State (2018 to 2021); Chief Operating Officer, Central Intelligence Agency (2017 to 2018)	65	None
Thomas W. Bunn (1953)	Director	Since 2017	Retired	65	None
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	65	Alleghany Corporation (2021 to 2022)
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	65	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	65	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	65	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director and Board Chair	Since 2011 (Board Chair since 2022)	Retired	65	None
Gary C. Meltzer (1963)	Director	Since 2022	Advisor, Pontoro (2021 to present); Executive Advisor, Consultant and Investor, Harris Ariel Advisory LLC (2020 to present); Managing Partner, PricewaterhouseCoopers LLP (1985 to 2020)	65	ExcelFin Acquisition Corp., Apollo Realty Income Solutions, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired	116	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	148	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
John Pak (1968)	General Counsel and Senior Vice President since 2021	General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Funds are supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on October 13, 2022, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect five directors to the Board of Directors of American Century Asset Allocation
Portfolios, Inc.:

	Affirmative	Withhold
Brian Bulatao	$8,582,345,051	$563,235,224
Chris H. Cheesman	$8,707,646,938	$437,933,337
Rajesh K. Gupta	$8,679,529,882	$466,050,393
Lynn M. Jenkins	$8,621,650,078	$523,930,197
Gary C. Meltzer	$8,661,710,317	$483,869,958

The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Thomas W. Bunn, Barry Fink, Jan M. Lewis, and Stephen E. Yates.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2023.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2023 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$8,055,173	$8,017,202	$7,972,736	$9,720,139	$7,328,285

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$8,200,601	$6,426,524	$4,649,549	$2,167,128	$242,615

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2023.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$462,023	—	—	—	—

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
—	—	—	$142,775	—

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2023.

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$46,811,953	$39,675,337	$49,464,615	$65,011,448	$54,000,719

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$63,843,033	$50,361,839	$32,561,156	$16,967,605	$865,926

For the fiscal year ended July 31, 2023, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$110,976	$0.0007	$2,892,704	$0.0176
One Choice 2025 Portfolio	$136,260	$0.0009	$3,127,024	$0.0214
One Choice 2030 Portfolio	$195,147	$0.0013	$3,687,941	$0.0244
One Choice 2035 Portfolio	$317,874	$0.0021	$5,306,942	$0.0352
One Choice 2040 Portfolio	$303,079	$0.0026	$4,666,896	$0.0395
One Choice 2045 Portfolio	$378,212	$0.0035	$5,659,857	$0.0520
One Choice 2050 Portfolio	$309,530	$0.0035	$4,556,187	$0.0518
One Choice 2055 Portfolio	$231,239	$0.0041	$3,369,476	$0.0602
One Choice 2060 Portfolio	$105,981	$0.0037	$1,549,288	$0.0541
One Choice 2065 Portfolio	$11,427	$0.0025	$171,332	$0.0374

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
$2,861,326	$3,298,461	$239,148	$651,871	$44,300

One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
$177,851	$24,718	—	—	—

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
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American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 2309

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2022: $206,780
FY 2023: $203,860

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2022: $0
FY 2023: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2022: $0
FY 2023: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2022: $2,285,611
FY 2023: $243,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 28, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 28, 2023